UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (0.4%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/13	35,840	37,271
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,446
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,717
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,846
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,724
University of Alabama at Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,105
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,902
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,927
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,214
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,651
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,559
				71,362
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	11,113
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,223
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	1,600	1,941
				15,277
Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.100%	2/7/13 LOC	9,705	9,705
Arizona COP	5.000%	9/1/14 (4)	4,800	5,123
Arizona COP	5.000%	9/1/15 (4)	4,000	4,415
1 Arizona COP	5.000%	10/1/17	1,000	1,165
1 Arizona COP	5.000%	10/1/18	900	1,069
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,138
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,500	2,866
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	3,800	4,401
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.110%	2/7/13 LOC	9,430	9,430
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	17,168

Arizona School Facilities Board COP	5.000%	9/1/15	9,000	10,017
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,662
Arizona School Facilities Board Revenue
(School Improvement)	5.000%	1/1/14	5,000	5,219
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,232
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	2,415	2,463
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,586
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	5,969
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,535
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,867
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,562
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	9,673
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,549
2 Arizona Transportation Board Highway Revenue
TOB VRDO	0.110%	2/7/13	7,260	7,260
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	2,000	2,478
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,895
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,610
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,830
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,493
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,995
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,734
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/13	3,660	3,730
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/15	6,000	6,600
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,460
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,208
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,149
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,522
2 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.110%	2/7/13	13,220	13,220
Scottsdale AZ GO	5.000%	7/1/13	5,000	5,100
Scottsdale AZ GO	5.000%	7/1/17	2,700	3,199
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,295
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,670

Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,553
				223,815
Arkansas (0.1%)
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	14,982
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,036
				25,018
California (13.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,166
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	750	886
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,187
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	557
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	10,000	9,262
1 Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,209
1 Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	2,102
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	17,147
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.006%	8/1/17	15,000	14,988
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,139
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,000	10,235
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.800%	10/1/19	9,500	9,500
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.120%	2/7/13	9,270	9,270
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.060%	2/7/13 LOC	64,300	64,300
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	30,000	31,765
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	21,250	23,399
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	40,000	44,045
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	13,731
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	25,890
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	12,293
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,500	3,006

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,365	1,679
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,000	5,001
California Economic Recovery GO	5.250%	7/1/13	2,500	2,553
California Economic Recovery GO	5.250%	7/1/14 (14)	2,500	2,670
California Economic Recovery GO	5.250%	7/1/14 (ETM)	3,390	3,629
California Economic Recovery GO	5.250%	7/1/14	11,610	12,399
California Economic Recovery GO	5.000%	7/1/16	1,500	1,717
California Economic Recovery GO	5.000%	7/1/17	15,090	17,792
California Economic Recovery GO	5.000%	7/1/18	41,600	50,181
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.090%	2/7/13 LOC	13,450	13,450
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.090%	2/7/13 LOC	9,100	9,100
California GO	5.000%	5/1/13	23,475	23,757
California GO	5.000%	9/1/13	32,125	33,023
California GO	5.000%	11/1/13	13,695	14,187
California GO	5.000%	8/1/14	1,970	2,109
California GO	5.000%	4/1/15	21,300	23,411
California GO	5.000%	6/1/15	3,250	3,520
California GO	5.000%	6/1/15 (14)	5,100	5,642
California GO	5.000%	3/1/16 (14)	6,510	6,974
California GO	5.000%	3/1/16	3,210	3,640
California GO	5.000%	3/1/16 (14)	1,120	1,270
California GO	5.000%	3/1/16	4,460	5,058
California GO	5.000%	4/1/16	6,670	7,586
California GO	5.000%	5/1/16	2,150	2,360
California GO	5.000%	8/1/16	2,825	3,250
California GO	5.000%	10/1/16	28,605	33,089
California GO	5.000%	10/1/16	1,225	1,417
California GO	5.000%	11/1/16 (2)	5,375	6,235
California GO	5.000%	12/1/16	2,500	2,908
California GO	6.000%	2/1/17 (2)	3,500	4,223
California GO	5.000%	3/1/17 (14)	1,300	1,467
California GO	5.000%	3/1/17	3,755	4,388
California GO	5.000%	4/1/17	7,275	8,524
3 California GO	0.850%	5/1/17	3,500	3,506
California GO	5.000%	9/1/17	2,805	3,329
California GO	5.000%	9/1/17	4,250	5,043
California GO	5.000%	10/1/17	20,000	23,791
California GO	5.000%	10/1/17	4,005	4,764
California GO	5.000%	9/1/18	8,050	9,765
California GO	5.000%	9/1/18	32,260	39,133
California GO	5.000%	10/1/18	25,000	30,392
California GO	5.000%	4/1/19	18,580	22,675
California GO	5.000%	9/1/19	17,825	21,939
California GO	5.000%	9/1/19	19,000	23,385
2 California GO TOB VRDO	0.120%	2/1/13	9,800	9,800
California GO VRDO	0.050%	2/7/13 LOC	10,425	10,425
California GO VRDO	0.090%	2/7/13 LOC	45,000	45,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,168
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,995

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	24,644
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.090%	2/7/13 LOC	20,000	20,000
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,467
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,533
3 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.900%	7/1/17	5,200	5,244
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,130
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,062
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,372
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,697
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,266
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,361
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,667
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.110%	2/7/13	24,170	24,170
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.600%	4/1/14	35,000	35,080
California Infrastructure & Economic
Development Bank Revenue (Orange County
Performing Arts Center) VRDO	0.090%	2/7/13 LOC	17,870	17,870
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/14	1,230	1,273
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,677
California Municipal Finance Authority Solid
Waste Disposal Revenue (Waste
Management Inc. Project)PUT	2.000%	9/2/14	12,600	12,690
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.450%	4/1/13	15,000	15,000
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,125
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,731
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,715
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,383
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,907

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,155
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	19,426
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	6,018
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,683
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/13	7,500	7,588
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/15 (14)	10,000	11,037
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18	2,665	3,224
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19	2,960	3,633
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,866
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,724
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,461
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,160
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	4,089
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,924
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,348
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,190
California RAN	2.500%	6/20/13	80,000	80,701
2 California State University Revenue Systemwide
TOB VRDO	0.110%	2/7/13 (4)	6,380	6,380
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.100%	4/1/13 (10)	5,000	5,031
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	15,763
2 California Statewide Communities Development
Authority Revenue (St. Joseph's Health
System) TOB VRDO	0.280%	2/7/13 (4)	44,190	44,190
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	5.250%	11/15/14	565	580
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/15	750	818
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	901
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,167
Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.510%	12/15/15	14,000	13,988

1 East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17	2,450	2,870
1 East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	2,000	2,440
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/15 (ETM)	18,535	18,358
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.000%	1/15/16 (14)	8,400	8,412
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13	5,655	5,732
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	37,210	37,867
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	21,410	21,797
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	39,490	40,287
4 Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	32,000	32,699
Golden State Tobacco Securitization Corp.
California	7.900%	6/1/13 (Prere.)	20,000	20,511
Irvine CA Reassessment District No. 12-1
Improvement Revenue	2.000%	9/2/13	1,000	1,009
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/14	530	550
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/15	1,160	1,221
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/16	2,000	2,127
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,217
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,571
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,400	9,411
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.110%	2/7/13	4,000	4,000
Los Angeles CA GO	5.000%	9/1/17	32,500	38,631
Los Angeles CA GO	5.000%	9/1/19	5,000	6,154
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	6,104
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	34,114
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,346
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,653
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	16,076
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	22,159
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	22,456
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	22,449
2 Los Angeles CA Unified School District GO TOB
VRDO	0.110%	2/7/13	22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13	11,205	11,386
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	25,639
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,756
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	24,395
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,912

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,794
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	885
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,183
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	596
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	896
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	602
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,615
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	903
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	8,490	8,496
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	2,938
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/15	3,000	3,240
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,416
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,900
Orange County CA Water District COP VRDO	0.100%	2/7/13	12,000	12,000
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,379
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,758
2 Palomar Pomerado Health California GO TOB
VRDO	0.100%	2/7/13 LOC	14,285	14,285
Riverside CA Electric Revenue VRDO	0.070%	2/7/13 LOC	55,315	55,315
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	7,579
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/13	750	764
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/15	700	768
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,130
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	8,951
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	5,000	5,496
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.080%	2/7/13	90,100	90,100
Sacramento County CA Airport Revenue	5.000%	7/1/13	7,200	7,322
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	6,982
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	8,967
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	3,290	3,360
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,280
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	5,981
2 San Diego CA Community College District GO
TOB VRDO	0.110%	2/7/13	4,880	4,880
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	13,521
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	15,988

2 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.110%	2/7/13	9,900	9,900
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,506
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	10,395
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	19,417
San Francisco CA City & County International
Airport Revenue VRDO	0.080%	2/7/13 LOC	12,300	12,300
2 Sonoma County CA Junior College District GO
TOB VRDO	0.140%	2/7/13	3,440	3,440
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,411
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,669
2 Sweetwater CA Unified School District GO TOB
VRDO	0.120%	2/7/13 (13)	13,600	13,600
2 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.100%	2/7/13	5,400	5,400
University of California Revenue	5.000%	5/15/17	2,250	2,653
University of California Revenue	5.000%	5/15/18	2,000	2,413
University of California Revenue	5.000%	5/15/19	4,435	5,438
2 University of California Revenue TOB VRDO	0.110%	2/7/13	9,300	9,300
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	3,107
				2,322,533
Colorado (1.3%)
2 Board of Governors of the Colorado State
University System Revenue TOB VRDO	0.100%	2/7/13 LOC	16,900	16,900
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,677
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,383
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,695
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,581
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.110%	2/7/13	20,515	20,515
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,539
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	7,172
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	4,264
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	9,091
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.100%	2/7/13	27,600	27,600
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,405
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,508

Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,440
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,712
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	1,989
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,886
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,596
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	3,088
E-470 Public Highway Authority Colorado
Revenue PUT	5.000%	9/2/13 (14)	11,485	11,740
3 E-470 Public Highway Authority Colorado
Revenue PUT	2.820%	9/1/14	16,500	16,508
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	8,975
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	26,195
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,407
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,223
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	3,058
University of Colorado Hospital Authority
Revenue	5.000%	11/15/13	1,960	2,019
University of Colorado Hospital Authority
Revenue	5.000%	11/15/14	1,000	1,061
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,429
University of Colorado Hospital Authority
Revenue VRDO	0.100%	2/7/13 LOC	21,010	21,010
University of Colorado Hospital Authority
Revenue VRDO	0.100%	2/7/13 LOC	4,660	4,660
				225,326
Connecticut (2.1%)
Connecticut GO	5.000%	3/15/13	10,000	10,059
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,087
Connecticut GO	5.000%	1/1/14	18,250	19,050
3 Connecticut GO	0.330%	9/15/14	4,375	4,375
Connecticut GO	5.000%	1/1/15	14,710	15,995
Connecticut GO	5.250%	11/1/15	1,000	1,129
Connecticut GO	5.000%	12/1/15 (14)	10,035	10,652
Connecticut GO	5.000%	1/1/16	30,000	33,792
Connecticut GO	5.000%	3/1/16	4,705	5,329
Connecticut GO	5.000%	5/1/16	10,000	11,389
3 Connecticut GO	0.750%	5/15/16	8,300	8,360
3 Connecticut GO	0.530%	9/15/16	3,000	3,001
Connecticut GO	5.000%	4/1/17	1,165	1,365
3 Connecticut GO	0.870%	5/15/17	20,000	20,037
3 Connecticut GO	0.620%	9/15/17	1,750	1,756
Connecticut GO	5.000%	12/1/17	15,000	17,397
3 Connecticut GO	0.980%	4/15/18	4,500	4,525
Connecticut GO	5.000%	6/1/18	14,955	18,021
Connecticut GO	5.000%	11/1/18	1,000	1,217
3 Connecticut GO	1.200%	4/15/19	6,000	6,086
Connecticut GO	5.000%	6/1/19	22,165	27,099
3 Connecticut GO	1.020%	9/15/19	3,000	3,015
3 Connecticut GO PUT	0.750%	9/15/17	5,400	5,403
3 Connecticut GO PUT	1.450%	3/1/18	17,500	17,687
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,366

Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	4,014
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,951
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,155
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,685
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,704
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	4.000%	2/7/13	6,625	6,629
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	22,712
2 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.140%	2/7/13	10,335	10,335
Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital)
VRDO	0.090%	2/7/13 LOC	17,000	17,000
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	5,270	5,525
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,300	5,992
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	8,950
				349,844
Delaware (0.2%)
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,353
Delaware GO	5.000%	10/1/18	3,540	4,342
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/14	4,070	4,343
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	5,148
University of Delaware Revenue PUT	0.850%	6/4/13	8,000	8,017
				27,203
District of Columbia (0.8%)
District of Columbia GO	5.000%	6/1/13 (Prere.)	4,900	4,978
District of Columbia GO	5.000%	6/1/13 (Prere.)	5,000	5,080
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,062
3 District of Columbia Income Tax Revenue	0.450%	12/1/13	10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,723
2 District of Columbia Income Tax Revenue TOB
VRDO	0.110%	2/7/13	7,425	7,425
District of Columbia Revenue (American College
of Cardiology) VRDO	0.180%	2/7/13 LOC	39,200	39,200
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.110%	2/7/13 LOC	15,975	15,975
District of Columbia Revenue (Washington
Drama Society) VRDO	0.100%	2/7/13 LOC	14,265	14,265
3 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.580%	6/1/15	7,300	7,301
3 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.680%	6/1/16	6,000	6,001
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/13	3,000	3,058

Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/15	3,375	3,721
				128,289
Florida (6.2%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,633
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,392
Broward County FL Airport System Revenue	5.000%	10/1/19	750	901
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,283
Broward County FL School Board COP	5.000%	7/1/18	4,400	5,132
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,582
2 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.110%	2/7/13	5,665	5,665
2 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.100%	2/7/13	4,300	4,300
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	15,000	15,954
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/15 (14)	11,000	11,910
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	4.000%	6/1/15	2,500	2,672
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	45,000	49,130
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,459
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,000	16,824
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (14)	900	1,021
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	21,883
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,953
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	40,454
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	42,608
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,451
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,208
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,042
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	3,750	3,788
Florida Board of Education Lottery Revenue	5.000%	7/1/13	8,010	8,169
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	8,963
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,776
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,579
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,581
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,922
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13 (Prere.)	5,065	5,195

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	16,146
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	13,564
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,362
2 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.110%	2/7/13	7,995	7,995
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	5,820	5,935
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	6,110	6,509
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15	6,415	7,073
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	10,241
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,856
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	22,000	23,441
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,000	22,048
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,368
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,760
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,355
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,147
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,982
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	24,500	25,219
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,158
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,294
2 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.110%	2/7/13 (13)	9,365	9,365
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,140
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,843
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,215
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	5,405
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,734
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,188
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	2/7/13	32,505	32,505
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	2/7/13	57,160	57,160

Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/16	15,000	17,319
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.100%	2/7/13	12,900	12,900
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,221
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,352
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	4,297
3 Lakeland FL Energy System Revenue	0.850%	10/1/17	10,000	10,061
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.100%	2/7/13 LOC	6,440	6,440
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	4.000%	11/15/18	1,125	1,218
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	5.000%	11/15/19	1,650	1,884
2 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.110%	2/7/13 (4)	11,500	11,500
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,082
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,350
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,593
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,950
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,853
2 Miami-Dade County FL School Board COP TOB
VRDO	0.110%	2/7/13 (13)	27,700	27,700
2 Miami-Dade County FL School Board COP TOB
VRDO	0.200%	2/7/13 (12)	26,500	26,500
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/17	1,110	1,293
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,502
2 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.140%	2/7/13 (4)	3,800	3,800
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,115
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.110%	2/7/13 LOC	28,500	28,500
Orange County FL School Board COP	5.000%	8/1/15	2,000	2,205
Orange County FL School Board COP	5.000%	8/1/16	700	792
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,721
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,638
Orange County FL School Board COP	5.000%	8/1/19	1,765	2,088
Orange County FL School Board COP VRDO	0.100%	2/7/13 LOC	14,730	14,730
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,715	9,323
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	18,489
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	2,000	2,321
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	4,440	5,152
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	2,785	3,303
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	9,000	10,674

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	2,270	2,715
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,725	12,828
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,500	3,910
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,365	3,759
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	6,058
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,558
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	6,760
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,243
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/14 (14)	16,300	17,634
2 Palm Beach County FL School Board COP TOB
VRDO	0.100%	2/7/13	11,315	11,315
2 Palm Beach County FL School Board COP TOB
VRDO	0.140%	2/7/13	6,100	6,100
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	7,755
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	10,000
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/13	2,500	2,563
2 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.200%	2/7/13	20,000	20,000
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/15	10,000	10,897
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.100%	2/7/13 LOC	17,300	17,300
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,948
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/16	3,000	3,427
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,773
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	2,019
Tampa FL Hospital Revenue	4.000%	7/1/20	1,000	1,088
				1,057,954
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,500	2,953
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,989
Atlanta GA Airport Revenue	5.000%	1/1/18	500	588
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,455
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,381
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,764
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,254

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,529
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,536
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,565
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,595
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,128
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,330
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,405
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.100%	2/7/13 LOC	25,000	25,000
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,436
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,482
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,176
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	302
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	426
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	3.000%	8/15/14	1,000	1,037
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,111
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,174
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,764
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,204
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,580
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/15/15	2,500	2,517
2 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.110%	2/7/13	11,415	11,415
Gainesville & Hall County GA Development
Authority Revenue (Hall County Sewage
Treatment Facility Project) VRDO	0.120%	2/7/13 LOC	7,000	7,000
Georgia GO	5.000%	4/1/13	10,815	10,902
Georgia GO	5.500%	7/1/14	4,000	4,297
Georgia GO	5.500%	7/1/14 (Prere.)	980	1,052
Georgia GO	4.000%	1/1/15	2,110	2,257
Georgia GO	5.000%	7/1/16	9,500	10,929

Georgia GO	5.000%	7/1/16	20,000	23,008
Georgia GO	5.000%	7/1/16	5,000	5,752
Georgia GO	5.500%	7/1/16	4,020	4,309
Georgia GO	5.000%	10/1/16	1,910	2,217
Georgia GO	5.000%	7/1/17	2,840	3,373
Georgia GO	5.000%	7/1/17	13,695	16,265
Georgia GO	5.000%	7/1/18	2,340	2,849
Georgia GO	5.000%	7/1/18	23,075	28,100
Georgia GO	4.000%	11/1/18	11,000	12,898
Georgia GO	5.000%	7/1/19	8,300	10,297
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,400	1,612
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	4,249
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,198
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	906
Georgia Road & Tollway Authority GAN	5.000%	6/1/13 (4)	4,885	4,962
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	16,984
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,963
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	22,314
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,000	9,094
Gwinnett County GA School District GO	5.000%	2/1/13	10,000	10,000
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,993
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	5,280
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	5,000	5,224
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	10,310	11,339
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	6,910	7,786
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) PUT	2.500%	3/1/13	7,500	7,510
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,891
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,760
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,497
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.000%	1/1/15	2,060	2,226
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	1,730	2,099
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/14	4,995	5,204
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	3,685	3,982
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	9,359
2 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.100%	2/7/13	4,840	4,840

Savannah GA Economic Development Authority
Pollution Control Revenue (International
Paper Co. Projects)	5.100%	8/1/14	3,000	3,157
				466,030
Hawaii (0.9%)
Hawaii GO	5.000%	5/1/14 (Prere.)	9,840	10,415
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,575
Hawaii GO	5.000%	6/1/16	13,920	15,927
Hawaii GO	5.000%	12/1/18	17,250	21,065
Hawaii GO	5.000%	6/1/19	6,960	8,541
Hawaii GO	5.000%	6/1/19	2,370	2,909
Hawaii GO	5.000%	11/1/19	11,960	14,790
Hawaii GO	5.000%	11/1/19	40,725	50,360
Hawaii GO	5.000%	12/1/19	5,000	6,192
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,456
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,227
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,891
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,290
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,875
Honolulu HI City & County GO	5.000%	11/1/19	6,000	7,420
				157,933
Idaho (0.2%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.120%	2/7/13	22,405	22,405
Idaho Housing & Finance Association RAN	5.000%	7/15/13	4,070	4,154
				26,559
Illinois (3.7%)
Chicago IL Board of Education GO	0.000%	12/1/13 (14)	13,400	13,334
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,669
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,860
Chicago IL Board of Education GO	5.000%	12/1/18 (12)(14)	7,180	8,467
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	3,845	4,587
2 Chicago IL Board of Education GO TOB VRDO	0.180%	2/7/13 (4)	4,995	4,995
Chicago IL GO	5.000%	1/1/14 (Prere.)	4,135	4,315
Chicago IL GO	5.000%	1/1/14 (ETM)	37,590	39,216
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,816
Chicago IL GO	5.000%	1/1/19	5,000	5,727
Chicago IL GO	5.000%	1/1/19 (4)	4,645	5,116
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	6,099
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,194
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	750	857
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	8,565
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,450
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,175
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.110%	2/7/13 LOC	24,015	24,015
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.250%	2/7/13 (4)	21,135	21,135
Chicago IL Water Revenue	5.000%	11/1/18	675	810
2 Chicago IL Water Revenue TOB VRDO	0.100%	2/7/13	10,000	10,000
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,171
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,196
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,909
Cook County IL GO	5.000%	11/15/19	1,500	1,801

Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.090%	2/7/13 LOC	7,500	7,500
Illinois Educational Facilities Authority Revenue
(Field Museum of Natural History) VRDO	0.090%	2/7/13 LOC	21,600	21,600
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,150
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.875%	2/12/15	5,000	5,070
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,922
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,589
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	21,795	26,201
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.110%	2/7/13	23,000	23,000
Illinois Finance Authority Revenue (Advocate
Health Care) PUT	5.000%	1/15/20	5,000	6,076
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	10,000	10,857
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	2,500	2,885
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,688
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,273
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,378
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,754
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,718
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	5,029
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	5,042
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.100%	2/7/13 LOC	10,400	10,400
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/14	5,500	5,864
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,691
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,889
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,275	4,323
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,300	4,348
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,315
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,667
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	2,151
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,709

Illinois GO	5.500%	8/1/14 (14)	8,295	8,873
Illinois GO	5.000%	8/1/17	30,000	34,190
Illinois GO	5.000%	8/1/18	22,000	25,444
Illinois GO	5.000%	3/1/19	6,500	7,519
Illinois GO	5.000%	8/1/19	14,750	17,161
Illinois GO	5.000%	3/1/20	4,000	4,612
Illinois GO	5.000%	8/1/20	10,500	12,157
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,085	4,275
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.090%	2/7/13	13,020	13,020
2 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.100%	2/7/13	5,545	5,545
Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	11,170
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,418
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,363
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	6,270	6,935
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,381
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,676
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/18	7,000	7,986
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,500	3,851
Illinois Unemployment Insurance Fund Building
Receipts Revenue	1.500%	6/15/21	8,750	8,777
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,894
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,523
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,427
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,157
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,866
2 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.120%	2/7/13 (14)	9,455	9,455
Winnebago & Boone Counties IL School District
GO	5.000%	2/1/13 (2)	5,000	5,000
				632,243
Indiana (1.3%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,493
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility)	5.000%	7/1/13	6,620	6,747
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,103
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,751

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,803
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,978
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,433
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	1,004
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	12,002
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,805
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,913
Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	10,950
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	947
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,515
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.120%	2/1/13	3,900	3,900
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	8,896
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,177
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	11,016
2 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.120%	2/1/13	2,850	2,850
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	5/1/13	3,750	3,795
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	16,312
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	3,061
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	7,000	7,134
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,771
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,184
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,207
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,847
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,841
[2,3] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.190%	1/1/14	345	345
[2,3] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.310%	7/1/16	4,379	4,379

Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,695
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,491
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,184
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	11,755
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/17	3,455	3,728
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/17	3,520	3,822
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,905
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	4,010
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	4,083
2 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.110%	2/7/13	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,795
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	28,872
				221,709
Iowa (0.2%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,545
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	2,927
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,592
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,848
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/14	1,065	1,129
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,600
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,497
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,206
				25,344
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/13	32,590	33,505
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,124
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,182
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,327

Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/15	2,895	3,130
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	6,266
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,492
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,881
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,576
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,183
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15	4,000	4,448
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17	1,130	1,320
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18	2,250	2,682
				68,116
Kentucky (0.6%)
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	17,000	18,251
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	44,805
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	7,073
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	6,161
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	3,019
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.150%	6/1/17	5,000	5,005
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.600%	6/1/17	9,500	9,662
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/13	855	871
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16	990	1,087
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,264
				97,198
Louisiana (0.7%)
Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,173

Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,412
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,280
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.850%	6/1/13	25,000	25,022
2 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.100%	2/7/13	29,065	29,065
3 Louisiana GO	0.947%	7/15/14	9,530	9,535
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,588
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	3,055	3,263
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,041
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,553
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,068
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.110%	2/7/13 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,441
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,325
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/13	2,675	2,704
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,118
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/18	1,050	1,244
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,492
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,320
New Orleans LA GO	5.000%	12/1/18	4,065	4,766
				127,310
Maine (0.4%)
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.100%	2/7/13 LOC	57,145	57,145
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,148
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,856
				64,149
Maryland (2.6%)
Baltimore County MD GO	5.000%	2/1/18	2,900	3,491
Baltimore County MD GO	5.000%	2/1/18	9,000	10,835
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	594
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,768
Howard County MD GO	5.000%	8/15/19	5,000	6,220
Maryland Department of Housing & Community
Development Revenue VRDO	0.090%	2/7/13	600	600

Maryland Department of Transportation
Revenue	4.000%	5/15/15	6,250	6,766
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,000	3,628
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	17,286
Maryland GO	5.000%	8/1/14	10,000	10,711
Maryland GO	5.000%	3/1/16	10,000	11,372
Maryland GO	5.000%	11/1/16	15,100	17,574
Maryland GO	5.000%	3/15/17	23,445	27,587
Maryland GO	5.000%	8/1/17	5,000	5,954
Maryland GO	5.000%	8/1/17	5,070	6,037
Maryland GO	5.000%	8/1/17	26,445	31,489
Maryland GO	5.000%	8/1/17	8,495	10,115
Maryland GO	5.000%	3/1/18	1,150	1,388
Maryland GO	5.250%	3/1/18	2,400	2,926
Maryland GO	5.000%	8/1/18	28,795	35,144
Maryland GO	5.000%	8/1/18	24,160	29,487
Maryland GO	5.000%	11/1/18	2,525	3,102
Maryland GO	5.000%	3/1/19	10,000	12,314
Maryland GO	5.000%	11/1/19	4,265	5,329
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	934
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	953
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,190
3 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.970%	11/15/17	6,000	6,031
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/13	3,000	3,042
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.970%	11/15/17	19,600	19,702
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,311
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,718
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,637
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,652
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/13	2,395	2,438
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/14	3,150	3,321
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,421

Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.100%	2/7/13 LOC	5,700	5,700
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/13	9,085	9,268
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/14	9,615	10,260
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15	9,995	11,087
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,409
Montgomery County MD GO	5.000%	5/1/14	12,310	13,043
Montgomery County MD GO	5.000%	7/1/18	32,050	39,029
Montgomery County MD GO	5.000%	11/1/19	2,840	3,548
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/13	4,200	4,254
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/14	8,500	8,928
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,930
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,738
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	3,323
				437,584
Massachusetts (2.9%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,514
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/13	19,951	19,951
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,430
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,406
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/14	890	933
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/15	1,000	1,077
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16	1,600	1,757
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	2,060	2,296
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,198
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,599
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	40,500	41,637
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	981
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,748
3 Massachusetts GO	0.480%	2/1/13	35,000	35,000
3 Massachusetts GO	0.580%	2/1/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,635	12,457
Massachusetts GO	5.000%	8/1/14	11,965	12,810
Massachusetts GO	5.000%	11/1/14	2,350	2,542
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,215

Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,124
3 Massachusetts GO	0.580%	2/1/16	15,645	15,646
Massachusetts GO	5.000%	10/1/16	6,800	7,870
3 Massachusetts GO	0.440%	1/1/17	10,000	10,000
Massachusetts GO	5.000%	10/1/17	23,000	27,381
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,970
3 Massachusetts GO	0.530%	1/1/18	5,000	5,000
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,477
Massachusetts GO	5.000%	10/1/18	24,000	29,194
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,687
Massachusetts GO	5.000%	12/1/18	30,000	36,634
Massachusetts GO	5.500%	12/1/19 (14)	9,160	11,642
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,065	6,237
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,060
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,157
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,821
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,108
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,282
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/15	2,500	2,765
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	7,500	8,566
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,894
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	18,490
2 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.120%	2/1/13	2,095	2,095
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	10,458
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	4,779
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	4,000	4,101
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,785
2 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.420%	2/7/13 (4)LOC	27,515	27,515
Massachusetts Water Resources Authority
Revenue VRDO	0.090%	2/7/13	24,145	24,145
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	8,753
				488,187
Michigan (2.4%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,474
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,382
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,802
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	625	687

Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/18	1,225	1,357
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/16	1,050	1,190
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/17	1,500	1,739
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	7,200	7,437
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	555
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	558
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	672
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,321
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	611
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,862
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	61,332
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	48,180
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	11,250	12,728
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	15,000	15,927
Michigan GO	5.000%	5/1/14	12,000	12,706
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.100%	2/7/13 LOC	18,420	18,420
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,904
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	15,000	15,029
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,614
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	13,002
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,229
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,922
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	3,200	3,783
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	4,014
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.110%	2/7/13 LOC	6,810	6,810
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.110%	2/7/13 LOC	6,120	6,120
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,115
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	6,079
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.100%	2/7/13	1,280	1,280

Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,592
Michigan State University Revenue	5.000%	8/15/13	6,620	6,790
Michigan State University Revenue	5.000%	2/15/14	5,385	5,650
Michigan State University Revenue	5.000%	8/15/14	7,005	7,509
Michigan State University Revenue	5.000%	2/15/15	3,910	4,269
Michigan State University Revenue	5.000%	8/15/15	1,000	1,113
Michigan State University Revenue	5.000%	2/15/17	6,135	7,148
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,397
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,524
Oakland University of Michigan Revenue VRDO	0.100%	2/7/13 LOC	3,020	3,020
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,503
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,612
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,198
3 Saline MI Area Schools GO PUT	0.650%	11/1/15	7,735	7,735
University of Michigan University Revenue	4.000%	4/1/16	10,650	11,752
University of Michigan University Revenue	4.000%	4/1/17	11,385	12,867
				408,520
Minnesota (0.9%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,039
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,330
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,879
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,156
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,792
Minnesota General Fund Revenue	5.000%	3/1/19	5,410	6,609
Minnesota GO	4.000%	12/1/13	3,900	4,024
Minnesota GO	5.000%	12/1/13 (ETM)	10,615	11,037
Minnesota GO	5.000%	8/1/14	6,970	7,465
Minnesota GO	5.000%	12/1/14	8,145	8,848
Minnesota GO	5.000%	12/1/15	8,145	9,191
Minnesota GO	5.000%	10/1/16	5,000	5,803
Minnesota GO	5.000%	12/1/16	8,150	9,513
Minnesota GO	5.000%	8/1/18	3,825	4,668
Minnesota GO	5.000%	8/1/18	3,000	3,661
Minnesota GO	5.000%	8/1/18	8,375	10,222
Minnesota GO	5.000%	11/1/19	2,000	2,497
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.110%	2/7/13	13,345	13,345
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	10,238
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/15	1,170	1,271
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/16	1,250	1,396
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/17	1,000	1,143

St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/13	7,825	7,974
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,556
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,793
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,997
				149,447
Mississippi (0.4%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	12,462
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,822
Mississippi GO	5.250%	11/1/14	8,970	9,744
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,394
3 Mississippi GO	0.630%	9/1/17	6,000	6,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,632
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care) TOB VRDO	0.100%	2/7/13	2,525	2,525
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,909
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.210%	2/7/13	6,420	6,420
				59,908
Missouri (0.9%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	15,869
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,904
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,765
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	21,356
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.120%	2/1/13	4,315	4,315
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/16	1,500	1,653
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/17	1,500	1,683
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	3,285
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,488
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,555
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.090%	2/7/13 LOC	65,100	65,100

Missouri Highways & Transportation
Commission Road Revenue	3.000%	2/1/13	15,645	15,645
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,257
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,591
				148,466
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	6,543
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	6,065
				12,608
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,336
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	580
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	827
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	658
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,804
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,640
Nebraska Educational Finance Authority
Revenue (Creighton University) VRDO	0.120%	2/1/13 LOC	20,300	20,300
2 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.110%	2/7/13	945	945
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,067
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,125
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,159
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,784
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,206
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/14	1,360	1,393
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	10,609
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,810
				52,243
Nevada (0.6%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,147
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,173
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,316
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.100%	2/7/13 LOC	14,400	14,400

Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/13	6,355	6,470
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/14	6,100	6,465
Clark County NV School District GO	5.000%	6/15/13 (14)	16,050	16,334
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,296
Clark County NV School District GO	5.000%	6/15/14	4,000	4,255
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	19,595
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,539
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.000%	7/1/14	8,000	8,466
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,452
				102,908
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,636
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,565
New Hampshire GO	5.000%	8/15/17	3,200	3,788
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.000%	7/1/14	8,430	8,976
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,924
				21,889
New Jersey (4.0%)
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,000	2,989
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,222
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,422
New Jersey COP	5.000%	6/15/16	6,695	7,530
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,998
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19	29,800	35,553
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	8,373
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	2,500	2,907
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	8,193
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/13 (ETM)	14,770	14,830
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	25,000	25,698
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/14	14,565	15,294
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.680%	2/1/15	9,000	9,002
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	43,158
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.000%	2/1/17	14,000	14,029
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,540

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,767
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	6,095
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19	15,000	17,954
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	10,000	10,735
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	32,855
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/15	2,525	2,723
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	3,202
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,957
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	11,165	11,807
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/15	11,255	12,335
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	1,000	1,197
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	6,073
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	6,537
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,770
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.000%	12/1/14	5,015	5,420
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,412
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	5,932
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	3,011
New Jersey GO	5.000%	8/15/16	12,120	13,934
New Jersey GO	5.000%	8/15/17	11,660	13,767
New Jersey GO	5.000%	8/15/19	8,395	10,294
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,865
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	3,605	4,060

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,315
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,343
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.250%	2/7/13 (12)	9,455	9,455
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.130%	2/1/13 LOC	6,600	6,600
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,589
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,591
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/15	15,860	17,171
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,776
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	11,227
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,291
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14 (ETM)	60	64
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14	6,480	6,927
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/13 (14)	22,380	23,344
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	21,202
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	11,707
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	8,780
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,955
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	18,893
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	3,372
[2,3] New Jersey Turnpike Authority Revenue PUT	0.850%	12/22/14	2,500	2,504
[2,3] New Jersey Turnpike Authority Revenue PUT	0.850%	12/22/14	20,000	20,035
2 New Jersey Turnpike Authority Revenue TOB
VRDO	0.110%	2/7/13 LOC	20,005	20,005
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	18,515	18,889
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	8,560	8,736
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.750%	6/1/13 (Prere.)	7,815	7,985
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	17,705	18,106
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	2,000	2,160
				689,462

New Mexico (0.8%)
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,554
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/16	10,000	10,941
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/16	7,000	7,698
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,565
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	9,000	10,640
New Mexico GO	5.000%	3/1/13	10,000	10,041
New Mexico GO	5.000%	3/1/13	8,000	8,032
New Mexico GO	5.000%	3/1/14	7,000	7,362
New Mexico GO	5.000%	3/1/16	19,290	21,936
2 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.110%	2/7/13	6,660	6,660
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.090%	2/7/13	8,500	8,500
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.100%	2/7/13	27,135	27,135
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	7,109
				136,173
New York (12.8%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.160%	2/7/13 LOC	5,005	5,005
Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	14,818
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,343
Buffalo NY Municipal Water System Revenue
VRDO	0.080%	2/7/13 LOC	14,820	14,820
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	2,000	2,114
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	3,635	3,980
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,304
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,478
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.120%	2/7/13 LOC	12,325	12,325
Hempstead NY GO	3.000%	4/15/15	5,260	5,578
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/13	15,690	15,952
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18	2,000	2,345
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19	1,500	1,767

Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,362
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	4,194
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	2/7/13	20,700	20,700
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	2/7/13	25,550	25,550
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	2/7/13	3,300	3,300
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,934
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,957
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,292
Nassau County NY TAN	2.000%	9/30/13	15,600	15,753
New York City NY GO	5.000%	8/15/13	2,690	2,759
New York City NY GO	5.000%	8/1/14	25,000	26,717
New York City NY GO	5.000%	8/1/14 (Prere.)	35	37
New York City NY GO	5.750%	8/1/14 (2)	765	768
New York City NY GO	5.000%	8/15/14	12,890	13,797
New York City NY GO	5.000%	9/1/14	16,860	18,079
New York City NY GO	5.000%	8/1/15	10,815	12,012
New York City NY GO	5.000%	8/1/15	7,970	8,524
New York City NY GO	5.000%	8/1/15	26,260	29,166
New York City NY GO	5.000%	8/15/15	17,910	19,921
New York City NY GO	5.000%	9/1/15	21,325	23,759
New York City NY GO	5.000%	2/1/16	1,000	1,127
New York City NY GO	5.000%	3/1/16	2,500	2,825
New York City NY GO	5.000%	3/1/16	10,795	12,200
New York City NY GO	5.000%	4/1/16	3,500	3,967
New York City NY GO	5.000%	8/1/16	7,150	8,194
New York City NY GO	5.000%	8/1/16	5,000	5,730
New York City NY GO	5.000%	8/1/16	1,000	1,146
New York City NY GO	5.000%	8/1/16	1,000	1,146
New York City NY GO	5.000%	8/1/16	27,500	31,517
New York City NY GO	5.000%	8/1/17	3,800	4,484
New York City NY GO	5.000%	8/1/17	6,000	7,079
New York City NY GO	5.000%	8/1/17	8,185	9,657
New York City NY GO	5.000%	8/1/17	13,590	16,035
New York City NY GO	5.000%	8/1/17	9,750	11,504
New York City NY GO	5.000%	8/1/17	13,470	15,893
New York City NY GO	5.000%	10/1/17	2,500	2,964
New York City NY GO	5.000%	10/1/17	5,150	6,107
New York City NY GO	5.000%	8/1/18	6,000	7,245
New York City NY GO	5.000%	8/1/18	4,650	5,615
New York City NY GO	5.000%	8/1/18	3,250	3,924
New York City NY GO	5.000%	8/1/18	13,030	15,734
New York City NY GO	5.000%	8/1/18	25,315	30,569
New York City NY GO	5.000%	10/1/18	7,650	9,279
New York City NY GO	5.000%	8/1/19	7,225	8,845

New York City NY GO	5.000%	8/1/19	20,155	24,673
New York City NY GO VRDO	0.130%	2/1/13 LOC	8,020	8,020
New York City NY GO VRDO	0.130%	2/1/13 LOC	2,030	2,030
New York City NY GO VRDO	0.090%	2/7/13 LOC	5,900	5,900
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	9,351
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.120%	2/7/13	3,755	3,755
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.100%	2/7/13 LOC	19,080	19,080
New York City NY Industrial Development
Agency Civic Facility Revenue (USTA
National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,592
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	20,108
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.090%	2/7/13	8,760	8,760
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	2/7/13	23,375	23,375
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,223
2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.140%	2/7/13	16,500	16,500
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13 (ETM)	10,160	10,519
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	2,160	2,239
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	320	345
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	5,290	5,729
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,994
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,115	11,763
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	22,120	25,524
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	21,365	24,846
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,500	2,910
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	7,000	8,336
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	23,818
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	16,500	18,463
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	23,818
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	9,062
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.100%	2/7/13	4,020	4,020

New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.090%	2/7/13 LOC	4,640	4,640
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,220
2 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.110%	2/7/13	37,250	37,250
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,907
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	8,256
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	14,743
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,897
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,799
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,998
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,199
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,726
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	3,177
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	3,066
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,000	4,847
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.100%	2/7/13 (13)	14,605	14,605
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.120%	2/7/13 (13)	10,980	10,980
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.050%	11/1/19	9,300	9,300
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.650%	11/1/13	4,000	4,007
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.780%	11/1/14	6,320	6,326
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.090%	2/7/13 LOC	9,000	9,000
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/14	15,460	16,602
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,449
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,949
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,796
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,241
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,369
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	57,189

New York Metropolitan Transportation Authority
Revenue PUT	0.840%	11/1/16	12,500	12,500
New York Metropolitan Transportation Authority
Revenue PUT	0.980%	11/1/17	9,000	9,000
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17	1,160	1,282
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18	2,105	2,464
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19	2,180	2,566
New York State Dormitory Authority Revenue
(City University System) VRDO	0.090%	2/7/13 LOC	22,000	22,000
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	10,036
2 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.120%	2/7/13 (13)	3,500	3,500
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.090%	2/7/13 LOC	37,245	37,245
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.090%	2/7/13 LOC	36,925	36,925
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	65
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	7,269
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,544
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,411
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,999
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,000	1,169
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	3,450	3,471
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	3,760	3,965
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	3,935	4,326
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,605	11,209
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,845	19,659
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	21,554
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,905
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	27,695
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,150	5,034

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	14,313
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	5,000	6,068
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.120%	2/1/13	3,050	3,050
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.100%	2/7/13	10,000	10,000
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,707
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	8,191
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,798
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,334
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,949
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,564
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,974
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,777
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,190
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	7,064
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	9,664
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	12,270
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.500%	5/15/13 (14)	7,885	8,004
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,974
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	4,245
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	3,000	3,052
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	10/15/15	5,000	5,120
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,540
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	8,500	8,546

New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,452
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	7/15/14	2,160	2,320
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	12,153
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.080%	2/7/13 LOC	7,900	7,900
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.100%	2/7/13 LOC	15,000	15,000
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.090%	2/7/13 LOC	53,790	53,790
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	7,650
New York State Local Government Assistance
Corp. Revenue VRDO	0.090%	2/7/13	14,155	14,155
New York State Local Government Assistance
Corp. Revenue VRDO	0.090%	2/7/13	2,500	2,500
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	6/1/13 (Prere.)	7,000	7,118
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	6/1/13 (Prere.)	8,415	8,557
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.500%	6/1/13 (Prere.)	5,410	5,506
New York State Thruway Authority Revenue	5.000%	1/1/19	2,000	2,400
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,822
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	15,121
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,423
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	45,499
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	21,189
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,202
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	7,550
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	10,101
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	5,145	5,569
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	8,000	9,283
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,565
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	23,401
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	23,936
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,950	30,251

New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	3,340	3,735
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	19,295	21,579
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	27,959
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	2/7/13	29,135	29,135
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	2/7/13	52,315	52,315
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	2/7/13	34,100	34,100
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,000	2,276
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,645
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	8,365	9,803
Suffolk County NY TAN	2.000%	8/14/13	30,000	30,236
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	6,500	7,577
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	2,210	2,219
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.120%	2/7/13 LOC	12,790	12,790
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/14 (ETM)	2,045	2,131
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/14	11,690	12,670
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/17	3,815	4,548
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	15,964
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	7,000	8,518
2 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.100%	2/7/13	310	310
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	9,101
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,736
Yonkers NY GO	3.000%	7/1/18	500	533
Yonkers NY GO	3.000%	8/15/18	1,000	1,067
Yonkers NY GO	3.000%	8/15/19	885	940
Yonkers NY GO	3.000%	8/15/20	1,115	1,160
				2,189,140
North Carolina (2.9%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,605
Cabarrus NC COP	5.000%	1/1/16	4,555	5,111
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,251
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13	1,420	1,448
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,426
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,602
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	3,225
Durham NC COP	5.000%	6/1/13	1,000	1,016

Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,831
Guilford County NC GO	5.000%	8/1/15	8,250	9,192
Guilford County NC GO	5.000%	8/1/16	5,000	5,769
Guilford County NC GO	5.000%	8/1/17	5,000	5,954
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.430%	2/7/13 (4)	10,480	10,480
2 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.120%	2/1/13	4,900	4,900
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	11,277
North Carolina Capital Improvement Revenue	5.000%	5/1/18	15,325	18,421
2 North Carolina Capital Improvement Revenue
TOB VRDO	0.100%	2/7/13	4,000	4,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/14	5,000	5,210
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/14	6,000	6,280
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	3,465	3,748
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	20,000	21,634
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	2,725	3,047
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	7,000	7,827
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	3,000	3,354
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	2,500	2,878
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	7,060	8,127
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18	1,250	1,479
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	1,025	1,225
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	3,415	4,083
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	2,500	3,016
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	5,000	6,040
North Carolina GAN PUT	4.000%	3/1/18	21,000	23,692
North Carolina GO	5.000%	3/1/14	23,160	24,358
North Carolina GO	5.000%	3/1/18	12,000	14,365
North Carolina GO	5.000%	5/1/18	6,750	8,183
North Carolina GO	5.000%	6/1/18	15,100	18,347
North Carolina GO	5.000%	3/1/19	5,200	6,404
North Carolina GO	5.000%	6/1/19	2,000	2,477
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,940
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	9,316

North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/14	2,775	2,864
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/15 (4)	7,370	7,606
3 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.840%	12/1/17	2,500	2,500
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,312
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,531
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.090%	2/7/13 LOC	6,910	6,910
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,940
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	5,000	5,847
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,634
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	558
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/18	20,000	23,628
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/19	18,250	21,899
Raleigh NC GO	5.000%	12/1/16	2,470	2,883
Raleigh NC GO	5.000%	12/1/16	2,605	3,041
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.100%	2/7/13	14,575	14,575
Wake County NC GO	4.000%	2/1/14	13,000	13,492
Wake County NC GO	5.000%	2/1/19	5,100	6,268
Wake County NC GO	5.000%	2/1/20	4,500	5,626
Wake County NC GO	5.000%	2/1/20	17,845	22,311
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	16,064
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	24,190
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,811
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	4,227
				487,255
Ohio (4.4%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/14	20,120	21,477
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,250
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,443
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	10,000	10,008
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,733

American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,779
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,397
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,774
2 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.250%	2/7/13 (12)	9,315	9,315
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,501
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/14	5,495	5,768
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,903
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	5,525	5,740
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,078
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	7,875
Cleveland OH GO	5.250%	8/1/13 (Prere.)	2,400	2,461
Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,378
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	2,110
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,741
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,836
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,191
2 Cleveland OH Water Works Revenue TOB
VRDO	0.100%	2/7/13	2,900	2,900
Cleveland OH Water Works Revenue VRDO	0.080%	2/7/13 LOC	7,500	7,500
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,395
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.100%	2/7/13	1,100	1,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.100%	2/7/13 LOC	5,500	5,500
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,604
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,255
Columbus OH GO	5.000%	9/1/13	5,600	5,756
Columbus OH GO	5.000%	9/1/13	10,430	10,721
Columbus OH GO	5.000%	12/15/13	3,000	3,125
Columbus OH GO	5.000%	9/1/16	5,000	5,778
Columbus OH GO	5.000%	6/1/17	7,510	8,882
Columbus OH GO	5.000%	7/1/17	5,740	6,806
Columbus OH GO	5.000%	7/1/17	7,245	8,591
Columbus OH GO	5.000%	6/1/18	8,000	9,683
Columbus OH GO	5.000%	7/1/18	4,500	5,459
Columbus OH GO	5.000%	7/1/18	7,280	8,831
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.110%	2/7/13 LOC	4,390	4,390
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.100%	2/7/13	3,200	3,200
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.100%	2/7/13	17,700	17,700
2 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.110%	2/7/13	2,000	2,000

Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.090%	2/7/13	6,145	6,145
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.090%	2/7/13	42,735	42,735
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.100%	2/7/13	9,465	9,465
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,354
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,630
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,692
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,648
Jackson OH Local School District Stark &
Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,637
Kent State University OH Revenue	5.000%	5/1/17	500	574
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,987
2 Kent State University OH Revenue TOB VRDO	0.100%	2/7/13 LOC	16,095	16,095
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,724
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,724
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,644
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.100%	2/7/13	13,105	13,105
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.100%	2/7/13	7,500	7,500
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.140%	2/7/13 (4)	7,715	7,715
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	3,000	3,337
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	6,000	6,213
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.110%	2/1/13	1,700	1,700
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	4,000	4,167
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.375%	7/1/15	5,000	5,163
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,591
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,102
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	13,208
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	2,119
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/14	12,000	12,675
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,338

Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	17,219
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,105	1,139
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,520	1,567
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,050	1,083
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	1,165	1,253
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	2,300	2,474
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,365
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,698
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,480
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,926
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,901
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	3,165
Ohio Common Schools GO VRDO	0.090%	2/7/13	2,200	2,200
Ohio GO	5.000%	9/15/14	5,920	6,368
Ohio GO	5.000%	9/15/15	5,000	5,594
Ohio GO	5.000%	9/15/16	10,000	11,548
Ohio GO	5.000%	9/15/17	19,680	23,379
Ohio GO	5.000%	9/15/18	5,000	6,067
Ohio GO	5.000%	9/15/18	10,000	12,133
Ohio GO	5.000%	9/15/19	5,000	6,158
Ohio GO VRDO	0.080%	2/7/13	5,800	5,800
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,596
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/13 (Prere.)	3,885	4,040
2 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.110%	2/7/13	2,200	2,200
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,376
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.120%	2/1/13	21,500	21,500
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	2/7/13	4,995	4,995
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	2/7/13	2,850	2,850
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	2/7/13	4,845	4,845
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,844
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,509
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,607
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,702
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,170
Ohio Infrastructure Improvement GO VRDO	0.080%	2/7/13	2,100	2,100

Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,788
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	3,184
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,862
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	0.430%	3/1/13	3,375	3,375
Ohio State University General Receipts
Revenue	5.000%	12/1/13 (ETM)	605	629
Ohio State University General Receipts
Revenue	5.000%	12/1/13	5,395	5,608
Ohio State University General Receipts
Revenue	5.000%	12/1/14 (ETM)	300	326
Ohio State University General Receipts
Revenue	5.000%	12/1/14	2,700	2,928
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	355	414
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,160	3,669
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	336
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	5,628
Ohio State University General Receipts
Revenue VRDO	0.080%	2/7/13	990	990
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,816
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,000	4,723
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/13	4,000	4,162
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/14 (Prere.)	6,300	6,692
2 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.350%	2/7/13	17,875	17,875
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.100%	2/7/13 LOC	1,900	1,900
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,349
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/13	7,000	7,112
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,197
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,413
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,390
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	4,750	5,691
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,764
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/14	2,895	2,988
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,703
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,732
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,895

University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/14	6,145	6,489
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/15	1,435	1,565
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,845
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	2,113
				751,923
Oklahoma (0.2%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,652
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,046
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,214
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,146
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,467
3 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.850%	8/1/13	5,590	5,595
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	9,099
				40,219
Oregon (0.4%)
Oregon Department of Administrative Services
COP	5.000%	5/1/14	3,750	3,971
Oregon Department of Administrative Services
COP	5.000%	5/1/15	4,160	4,579
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,190	3,631
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,489
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,269
2 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.110%	2/7/13	5,000	5,000
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/14	5,880	6,372
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,869
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,474
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	4,005
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/14	1,000	1,074
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,611
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,120
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,870
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,296

Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.120%	2/7/13	6,700	6,700
Oregon GO	5.000%	8/1/18	3,215	3,918
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	10/1/18	3,000	3,613
				60,861
Pennsylvania (6.5%)
2 Abington PA School District GO TOB VRDO	0.100%	2/7/13 LOC	14,915	14,915
Allegheny County PA GO	5.000%	11/1/13	3,560	3,681
Allegheny County PA GO	5.000%	11/1/14	2,895	3,099
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	36,120	38,670
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	19,361
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	22,750	26,289
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,171
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,190
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.150%	8/1/13	10,000	10,017
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.110%	2/7/13	38,000	38,000
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,350	2,683
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,500
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,345
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,410
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	14,753
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	797
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	603
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/14	1,320	1,367
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	2,700	2,961
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,223
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,444
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,220

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,683
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,274
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,806
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	357
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	287
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,065	1,197
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,405
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	2,019
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	2,440	2,827
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.080%	2/7/13 LOC	10,000	10,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.080%	2/7/13 LOC	26,005	26,005
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	2/7/13 LOC	5,100	5,100
Emmaus PA General Authority Revenue VRDO	0.100%	2/7/13 LOC	1,300	1,300
2 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.110%	2/7/13	5,600	5,600
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.750%	9/15/13 (Prere.)	4,560	4,716
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	835
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,407
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,188
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/15	4,120	4,454
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	11,621
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,165
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	2,300	2,721
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	3,250	3,842
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	1,500	1,545

Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	5,675	5,847
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/14	1,570	1,667
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,230
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,009
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,702
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.100%	2/7/13	18,100	18,100
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	14,185	15,985
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,436
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,113
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,346
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,571
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 3.700%		5/1/15	7,000	7,353
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 1.750%		12/1/15	2,250	2,252
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	32,760
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/21	19,775	23,373
Pennsylvania GO	5.000%	2/15/14	6,000	6,300
Pennsylvania GO	5.000%	4/15/14	16,300	17,241
Pennsylvania GO	5.000%	7/1/14	27,300	29,141
Pennsylvania GO	4.000%	7/15/14	15,070	15,894
Pennsylvania GO	5.000%	9/1/14 (4)	43,500	46,765
Pennsylvania GO	5.000%	3/1/15	20,000	21,905
Pennsylvania GO	5.250%	7/1/15	28,630	31,929
Pennsylvania GO	5.000%	2/15/16	12,105	13,718
Pennsylvania GO	5.000%	7/1/16	5,355	6,149
Pennsylvania GO	5.000%	7/1/17	4,155	4,915
Pennsylvania GO	5.000%	7/15/17	15,005	17,770
2 Pennsylvania GO TOB VRDO	0.110%	2/7/13	9,500	9,500
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,596

Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	4,169
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	3,006
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,208
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,477
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	4,445	5,422
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.120%	2/7/13 LOC	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,136
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,127
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.110%	2/7/13	7,200	7,200
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.110%	2/7/13	4,740	4,740
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/14 (2)	9,610	10,234
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	4,216
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	11,273
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/13	5,630	5,734
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,423
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,157
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	6,020
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,851
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,525
3 Pennsylvania Turnpike Commission Revenue	0.650%	12/1/16	8,000	8,000
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	4,113
3 Pennsylvania Turnpike Commission Revenue	0.780%	12/1/18	10,000	10,001
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,841
Pennsylvania Turnpike Commission Revenue
VRDO	0.110%	2/7/13	19,543	19,542
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/14	2,355	2,504
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	5,003
Philadelphia PA Gas Works Revenue	5.000%	8/1/13 (ETM)	3,260	3,326
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,142
Philadelphia PA Gas Works Revenue VRDO	0.100%	2/7/13 LOC	9,300	9,300
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	19,406
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,184
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	21,656

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/15	1,500	1,597
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/16	1,995	2,161
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,554
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.100%	2/7/13 LOC	21,600	21,600
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	7,496
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,668
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	22,642
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.500%	2/7/13 (4)	60,500	60,500
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.500%	2/7/13 (4)	31,600	31,600
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13	6,265	6,366
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,800
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,520
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.120%	2/7/13	5,000	5,000
State Public School Building Authority
Pennsylvania School Revenue (Daniel Boone
School District Project)	5.000%	4/1/13 (Prere.)	10,000	10,079
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.000%	6/1/13 (Prere.)	30,800	31,288
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/15	1,440	1,530
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,223
				1,108,380
Puerto Rico (0.0%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13	4,000	4,054

Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,312

South Carolina (1.4%)
Charleston County SC GO	5.000%	11/1/17	1,045	1,253
Charleston County SC GO	5.000%	11/1/17	6,485	7,774
Charleston County SC GO	5.000%	11/1/18	7,085	8,695
2 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.110%	2/7/13	24,750	24,750
3 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.811%	1/1/18	8,700	8,700
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/13	8,575	8,665

Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/14	9,355	9,827
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/15	7,380	8,036
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,758
2 Greenville County SC School District Installment
Revenue TOB VRDO	0.100%	2/7/13	7,440	7,440
2 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.140%	2/7/13 (4)	5,625	5,625
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	3,090
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,593
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,000	16,244
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	9,012
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,228
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,206
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,610
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,125
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,737
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,177
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	2,077
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,779
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	5,000	5,632
South Carolina Public Service Authority
Revenue	5.000%	1/1/17	2,000	2,323
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	7,174
2 South Carolina Public Service Authority
Revenue (Santee Cooper Project) TOB VRDO	0.120%	2/1/13	140	140
2 South Carolina Public Service Authority
Revenue TOB VRDO	0.120%	2/1/13	9,115	9,115
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,825
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	20,685
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	31,410
				238,705
Tennessee (1.9%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/14	1,500	1,573

Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/15	1,390	1,507
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,908
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare) VRDO	0.100%	2/7/13 LOC	28,965	28,965
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	51,394
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,984
Memphis TN GO	5.000%	10/1/17	2,500	2,979
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	6,772
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,572
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	11,857
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	30,941
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/14	15,000	16,178
3 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.700%	10/1/17	9,500	9,500
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,965
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,326
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,144
Shelby County TN GO	5.000%	4/1/13 (ETM)	800	806
Shelby County TN GO	5.000%	4/1/13	3,200	3,226
Shelby County TN GO	5.000%	4/1/14 (ETM)	200	211
Shelby County TN GO	5.000%	4/1/14	800	845
Shelby County TN GO	5.000%	3/1/19	10,275	12,575
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,867
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,500	4,567
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/13	3,600	3,671
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/14	4,805	5,120
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/15	5,390	5,971
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,852

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/13	28,000	28,680
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,000	9,945
Tennessee GO	5.000%	5/1/14	2,825	2,993
Tennessee GO	5.000%	5/1/16	3,200	3,659
Tennessee GO	5.000%	8/1/18	5,185	6,325
Tennessee GO	5.000%	8/1/18	16,000	19,518
Tennessee GO	5.000%	10/1/18	3,730	4,570
				326,966
Texas (7.3%)
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	606
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	612
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,230
Austin TX GO	4.250%	9/1/16	2,480	2,801
Austin TX GO	5.000%	9/1/17	3,250	3,868
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,232
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	644
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,673
Dallas TX GO	5.000%	2/15/16	4,000	4,533
Dallas TX GO	5.000%	2/15/17	8,880	10,384
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,704
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/14	3,000	3,238
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,570
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,000	7,212
Denton TX Independent School District GO
VRDO	0.110%	2/7/13	5,600	5,600
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,452
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,287
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,642
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,192
Fort Worth TX GO	5.000%	3/1/18	4,375	5,242
Fort Worth TX GO	5.000%	3/1/19	3,500	4,274
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,905
Frisco TX GO	5.000%	2/15/17	3,000	3,498
Frisco TX GO	5.000%	2/15/18	3,325	3,974
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,795
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	9,088
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.140%	2/7/13	8,195	8,195
3 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.150%	11/15/15	8,000	8,018
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/13	15,000	15,615

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/14	11,000	11,968
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,530	7,335
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	500	518
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,158
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	9,035
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,468
Harris County TX GO	6.000%	8/1/13 (14)	21,795	22,427
Harris County TX GO	5.000%	10/1/15	2,000	2,240
Harris County TX GO	5.000%	10/1/16	4,500	5,212
Harris County TX GO	5.000%	10/1/17	6,775	8,072
Harris County TX GO	5.000%	10/1/18	4,805	5,854
2 Harris County TX GO TOB VRDO	0.110%	2/7/13	8,155	8,155
2 Harris County TX Health Facilities Development
Corp. Thermal Utility Revenue TOB VRDO	0.130%	2/7/13 (12)	5,060	5,060
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,750
3 Harris County TX Toll Road Revenue	0.880%	8/15/18	3,000	3,001
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,136
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,135
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,748
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	2,042
2 Houston TX Airport System Revenue TOB
VRDO	0.110%	2/7/13	13,360	13,360
Houston TX Community College GO	5.000%	2/15/18	2,500	2,988
Houston TX Community College GO	5.000%	2/15/19	2,860	3,480
2 Houston TX Community College GO TOB
VRDO	0.170%	2/7/13 (4)	4,065	4,065
Houston TX GO	5.500%	3/1/16	6,905	7,922
Houston TX GO	5.000%	3/1/19	10,000	12,212
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.090%	2/7/13	10,000	10,000
Houston TX Independent School District GO	5.000%	2/15/13	9,000	9,017
1 Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,778
1 Houston TX Independent School District GO	5.000%	2/15/18	1,755	2,107
1 Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,532
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,476
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	5,827
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,613
Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	10,627
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,150
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	16,071
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	16,349
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	3,039
3 Houston TX Utility System Revenue PUT	0.700%	8/1/16	22,000	22,242
3 Houston TX Utility System Revenue PUT	0.850%	6/1/17	18,000	18,068
2 Houston TX Utility System Revenue TOB VRDO	0.110%	2/1/13 (13)	4,600	4,600
Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	8,438
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	65	69

Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	8,905	9,438
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	25	27
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,471
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,984
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,938
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,260
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	3,081
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,800
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	2,057
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.750%	5/1/15	8,500	9,017
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	889
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,500	1,802
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,109
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,949
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,738
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,674
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,901
North Texas Tollway Authority System Revenue
(Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	10,871
Northside TX Independent School District GO
PUT	0.950%	8/1/13	9,765	9,800
Northside TX Independent School District GO
PUT	1.350%	6/1/14	14,555	14,690
Northside TX Independent School District GO
PUT	1.900%	8/1/14	15,500	15,819
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	2,067
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/13	24,325	24,865
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/14	12,360	13,044
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,790	8,621
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,633
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,177
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	12,000	12,000
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/14	10,115	10,599
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,538
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	7,210	7,925

San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,635
2 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.110%	2/7/13	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,830
San Antonio TX GO	5.000%	2/1/17	1,300	1,518
San Antonio TX GO	5.000%	8/1/17	1,070	1,269
San Antonio TX GO	5.000%	2/1/18	3,500	4,194
San Antonio TX GO	5.000%	8/1/18	1,000	1,213
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/14	1,000	1,076
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,304
Spring Branch TX Independent School District
GO	5.000%	2/1/13	3,000	3,000
Spring Branch TX Independent School District
GO	5.000%	2/1/14	3,635	3,809
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.090%	2/7/13 LOC	13,715	13,715
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,905	3,174
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,310	1,466
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	2,000	2,280
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,377
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	9,008
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.100%	2/7/13 LOC	25,000	25,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/13	1,835	1,838
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,000	5,070
Texas GO	5.000%	10/1/17	7,500	8,967
Texas GO	5.000%	10/1/18	7,500	9,174
2 Texas GO TOB VRDO	0.120%	2/1/13	12,800	12,800
2 Texas GO TOB VRDO	0.120%	2/4/13	28,200	28,200
2 Texas GO TOB VRDO	0.100%	2/7/13	38,300	38,300
2 Texas GO TOB VRDO	0.110%	2/7/13	15,000	15,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/13	1,000	1,034
3 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.570%	9/15/17	7,395	7,351
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	65,255	72,586
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,691

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,846
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	1,865	2,065
Texas State University System Financing
System Revenue	5.000%	3/15/15	7,005	7,670
Texas Tech University System Financing
System Revenue	4.000%	2/15/13	3,000	3,004
Texas Tech University System Financing
System Revenue	3.000%	2/15/14	5,000	5,143
Texas Tech University System Financing
System Revenue	5.000%	2/15/15	4,000	4,371
Texas Tech University System Financing
System Revenue	5.000%	8/15/17	2,115	2,505
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,708
Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,726
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	6,202
Texas TRAN	2.500%	8/30/13	60,000	60,801
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13 (Prere.)	20,000	20,018
2 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.110%	2/7/13	20,410	20,410
2 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.110%	2/7/13	1,000	1,000
Texas Transportation Commission Revenue	5.000%	4/1/13	12,000	12,096
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	28,932
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,166
Texas Transportation Commission Revenue
PUT	1.250%	2/15/15	10,000	10,055
2 Texas University System Revenue Financing
System Revenue TOB VRDO	0.110%	2/7/13	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/13	5,275	5,391
Texas Water Development Board Revenue	5.000%	7/15/13	1,375	1,405
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,285
University of Houston Texas Revenue	4.000%	2/15/13	2,000	2,003
University of North Texas Revenue	5.000%	4/15/18	1,000	1,198
University of North Texas Revenue	5.000%	4/15/20	2,505	3,084
University of Texas Permanent University Fund
Revenue	5.250%	8/15/16	10,090	11,719
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,325	1,421
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,775	1,903
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	29,829
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	7,904
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	5,507
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	11,440
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	6,191

University of Texas System Revenue Financing
System Revenue CP	5.250%	8/15/14	2,855	3,072
				1,242,187
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/17	4,320	5,068
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/13	7,590	7,739
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/14	5,000	5,329
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/15	17,420	19,336
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,515
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	4,000
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	11,177
Utah GO	5.000%	7/1/17	10,000	11,877
Utah GO	5.000%	7/1/18	19,000	23,137
Utah GO	5.000%	7/1/18	3,000	3,653
				92,831
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,415
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,810
				14,225
Virginia (2.1%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	4,182
Chesapeake VA Economic Development
Authority Pollution Control Revenue (Virginia
Electric & Power Co. Project) PUT	3.600%	2/1/13	5,000	5,000
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,895
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	5,085
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	13,165
Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	13,430
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	22,718
Loudoun County VA GO	5.000%	12/1/18	3,435	4,229
Norfolk VA GO	5.000%	3/1/15	5,910	6,470
Norfolk VA GO	5.000%	3/1/16	4,000	4,537
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,908
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,732
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	5,000	5,563
University of Virginia Revenue	5.000%	9/1/17	1,275	1,522
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,647
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,141
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	7,949

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/14	1,350	1,414
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,495
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	11,475
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	3,135	3,223
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	5,205	5,351
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14	2,000	2,148
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,400	2,677
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	8,176
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	500	577
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,532
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,531
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,939
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	9,787
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	2,140
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	10,459
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,981
Virginia GO	5.000%	6/1/14	8,750	9,304
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,574
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	14,839
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,120
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,561
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	7,840
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	4,084
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,224
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,669
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	16,686
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,807
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	36,825
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,686
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	20,202

Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,500	3,619
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.090%	2/7/13 LOC	9,000	9,000
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,494
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	6,990
				361,602
Washington (3.1%)
2 Bellevue WA GO TOB VRDO	0.100%	2/7/13	17,870	17,870
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	8,777
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,623
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	16,540
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	6,000	6,651
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	8,450	9,367
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	27,531
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	23,628
King County WA Sewer Revenue	5.000%	1/1/19	12,835	15,596
2 King County WA Sewer Revenue TOB VRDO	0.100%	2/7/13	21,390	21,390
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,654
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,955
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,155
Tacoma WA Electric System Revenue	5.000%	1/1/14 (ETM)	8,790	9,168
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	16,930	17,655
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,214
University of Washington Revenue	5.000%	4/1/17	6,880	8,077
University of Washington Revenue	5.000%	4/1/18	7,225	8,683
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	12,291
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,550
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,958	16,791
Washington GO	5.000%	2/1/13	5,290	5,290
Washington GO	5.000%	7/1/13 (4)	4,890	4,988
Washington GO	5.000%	1/1/14	19,395	20,243
Washington GO	5.000%	2/1/14	11,105	11,634
Washington GO	5.000%	7/1/15 (2)	2,400	2,660
Washington GO	5.700%	10/1/15	3,975	4,252
Washington GO	5.000%	1/1/16	5,285	5,958
Washington GO	5.000%	1/1/16	20,000	22,547
Washington GO	5.000%	2/1/16	3,995	4,517
Washington GO	5.000%	2/1/16	13,040	14,744
Washington GO	5.000%	7/1/17	5,000	5,907
Washington GO	5.000%	8/1/17	11,175	13,234

Washington GO	5.000%	7/1/18	21,220	25,659
Washington GO	5.000%	7/1/18	24,315	29,402
Washington GO	5.000%	7/1/18	15,000	18,138
Washington GO	5.000%	7/1/19	19,770	24,300
Washington GO	5.000%	7/1/19	14,580	17,921
2 Washington GO TOB VRDO	0.100%	2/7/13 LOC	4,830	4,830
2 Washington GO TOB VRDO	0.110%	2/7/13	4,000	4,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,719
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,778
2 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	0.100%	2/7/13 LOC	25,355	25,355
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,243
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,427
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,484
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,591
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	832
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,203
				529,022
West Virginia (0.4%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,157
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,650	4,775
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/14	9,265	9,927
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	7,940
2 West Virginia Economic Development Authority
Lease Revenue TOB VRDO	0.120%	2/1/13	2,985	2,985
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	6,000	6,120
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,495
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,317
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,874
West Virginia University Revenue	5.000%	10/1/18	1,300	1,565
3 West Virginia University Revenue PUT	0.750%	10/1/14	10,000	10,002
				74,157

Wisconsin (1.7%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,607
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	4,008
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,465
Wisconsin GO	5.000%	5/1/13	5,000	5,060
Wisconsin GO	5.250%	5/1/13	16,810	17,022
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,294
Wisconsin GO	5.000%	5/1/16 (14)	11,240	11,890
Wisconsin GO	5.000%	5/1/16	13,870	15,810
Wisconsin GO	5.000%	5/1/16	10,530	12,003
Wisconsin GO	5.000%	5/1/17	6,000	7,048
Wisconsin GO	5.000%	5/1/17	8,100	9,515
Wisconsin GO	5.000%	11/1/17	4,500	5,363
Wisconsin GO	5.000%	11/1/18	11,000	13,393
Wisconsin GO	5.000%	5/1/19	12,955	15,855
Wisconsin GO	5.000%	5/1/19	5,000	6,119
Wisconsin GO	5.000%	11/1/19	3,100	3,829
Wisconsin GO	5.000%	11/1/20	7,400	9,242
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,084
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,615
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,217
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,350
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,674
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,129
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,339
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	2,000	2,095
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	11,483
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.090%	2/7/13 LOC	39,000	39,000
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.130%	2/1/13 LOC	4,700	4,700
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.100%	2/7/13 LOC	11,000	11,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,118
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,187

Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,707
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	2,500	3,011
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,309
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,192
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	844
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,416
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/14 (4)	4,145	4,409
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/15 (4)	11,390	12,564
Wisconsin Transportation Revenue	5.000%	7/1/13	1,100	1,122
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,326
				288,414
Total Tax-Exempt Municipal Bonds (Cost $16,387,115)				16,852,860
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
5 Vanguard Municipal Cash Management Fund
(Cost $246,485)	0.100%		246,485,000	246,485
Total Investments (100.3%) (Cost $16,633,600)				17,099,345
Other Assets and Liabilities-Net (-0.3%)				(52,304)
Net Assets (100%)				17,047,041

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2013.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $1,226,554,000, representing 7.2% of net assets.
3 Adjustable-rate security.
4 Securities with a value of $2,657,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,852,860	—
Temporary Cash Investments	246,485	—	—
Futures Contracts—Assets[1]	147	—	—
Total	246, 632	16,852,860	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2013	1,564	205,324	(523)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2013, the cost of investment securities for tax purposes was $16,643,153,000. Net unrealized appreciation of investment securities for tax purposes was $456,192,000, consisting of unrealized gains of $459,802,000 on securities that had risen in value since their purchase and $3,610,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Alabama (1.0%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/13	11,760	11,901
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/13	7,500	7,590
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/14	8,000	8,473
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.140%	2/7/13	12,360	12,360
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	1.500%	6/1/16	5,000	5,071
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.110%	2/7/13	12,750	12,750
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.550%	5/15/13	18,525	18,523
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.550%	6/1/13	9,200	9,200
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.600%	8/1/13	15,030	15,030
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/13	1,715	1,715
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,291
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,718
				108,622
Alaska (0.9%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.090%	2/7/13	77,870	77,870
Alaska Industrial Development & Export
Authority Revenue	5.000%	4/1/15	3,000	3,286
Matanuska-Susitna Borough AK GO	4.000%	3/1/15	1,000	1,072
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,508
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,530
North Slope Borough AK GO	2.500%	6/30/14	3,400	3,503
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	11,113
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,223
				105,105

Arizona (0.9%)
2 Arizona COP	2.000%	10/1/14	350	357
2 Arizona COP	2.000%	10/1/15	400	411
2 Arizona COP	4.000%	10/1/15	1,700	1,837
2 Arizona COP	3.000%	10/1/16	315	336
2 Arizona COP	5.000%	10/1/16	750	854
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	4.000%	2/1/17	2,000	2,164
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,138
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/16	5,000	5,610
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.110%	2/7/13 LOC	8,505	8,505
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,411
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,100
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/13	1,105	1,141
1 Mesa AZ Utility System Revenue TOB VRDO	0.110%	2/7/13 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.110%	2/7/13 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.140%	2/7/13	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.190%	2/7/13	4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.100%	2/7/13	4,500	4,500
Pima County AZ Sewer Revenue	3.000%	7/1/14	1,000	1,036
Pima County AZ Sewer Revenue	4.000%	7/1/14	1,500	1,576
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,381
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,274
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,248
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.110%	2/7/13	15,910	15,910
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	3.000%	10/1/13	780	794
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	4.000%	10/1/14	1,175	1,243
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/15	1,750	1,948
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	2,120	2,426
				97,940
California (12.6%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	2/1/17	10,000	10,263
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.006%	8/1/17	15,000	14,988
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,139

1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.110%	2/7/13	1,100	1,100
California Community College Financing
Authority TRAN	2.000%	6/28/13	14,000	14,074
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	15,000	15,883
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	13,750	15,140
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,500	16,517
California Economic Recovery GO	5.250%	7/1/13 (ETM)	975	996
California Economic Recovery GO	5.250%	7/1/13 (14)	1,025	1,047
California Economic Recovery GO	5.250%	7/1/13	2,500	2,553
California Economic Recovery GO	5.250%	7/1/14 (14)	10,700	11,428
California GO	5.000%	3/1/13	2,500	2,510
California GO	5.000%	4/1/13	2,205	2,223
California GO	5.000%	6/1/13	2,025	2,057
California GO	4.000%	11/1/14	2,650	2,821
California GO	5.000%	11/1/15	1,600	1,798
California GO	5.000%	9/1/16	8,000	9,228
California GO	5.000%	9/1/16	1,465	1,690
California GO	5.000%	10/1/16	12,070	13,962
California GO	5.000%	9/1/17	4,250	5,043
California GO	5.000%	10/1/17	35,000	41,635
California GO	5.000%	4/1/18	30,385	36,453
1 California GO TOB VRDO	0.120%	2/1/13	34,300	34,300
1 California GO TOB VRDO	0.300%	2/7/13 (4)	15,925	15,925
California GO VRDO	0.050%	2/7/13 LOC	4,500	4,500
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	18,786
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.090%	2/7/13 LOC	19,300	19,300
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.110%	2/7/13 LOC	26,100	26,100
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	3.000%	8/15/13	2,000	2,028
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14	1,500	1,574
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,209
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,403
3 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.900%	7/1/17	5,200	5,244
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.080%	2/7/13 LOC	7,700	7,700
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,148
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/14	900	955
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/15	940	1,049
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,721

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,177
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	16,349
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,115
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.110%	2/7/13	21,185	21,185
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.110%	2/7/13	20,885	20,885
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.120%	2/1/13 (ETM)	2,930	2,930
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	2,500	2,618
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.500%	4/1/13	20,550	20,630
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.600%	4/1/14	34,200	34,279
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/13	1,160	1,160
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/13	2,000	2,000
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/14	1,845	1,935
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/15	2,120	2,290
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,125
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	0.700%	2/3/14	4,000	4,000
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,208
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,367
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	8,046
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	9,404
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,731
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,907
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,383
California Public Works Board Lease Revenue
(Department of Public Health)	3.000%	11/1/14	2,000	2,081
California Public Works Board Lease Revenue
(Department of Public Health)	4.000%	11/1/15	2,500	2,702
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,708

California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/14	8,375	8,839
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,000	4,301
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/15	3,000	3,236
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/16	3,415	3,820
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,371
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,710	3,095
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,160
California RAN	2.500%	6/20/13	171,000	172,498
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.400%	2/8/13 (4)	11,300	11,300
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.430%	2/8/13 (4)	18,000	18,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	5,000	5,038
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,250	10,772
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,779
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	6,108
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.090%	2/7/13	45,100	45,100
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	74,000	75,324
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.080%	2/7/13 LOC	2,000	2,000
1 California Statewide Communities Development
Authority Revenue (St. Joseph's Health
System) TOB VRDO	0.280%	2/7/13 (4)	20,000	20,000
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,787
3 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.510%	12/15/15	14,000	13,988
1 Desert CA Community College District GO TOB
VRDO	0.110%	2/7/13	14,340	14,340
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,654
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	44,730	45,520
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	11,500	11,703
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	5,000	5,090
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	12,500	12,752
Golden State Tobacco Securitization Corp.
California	6.625%	6/1/13 (Prere.)	3,000	3,064

4 Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	19,490	19,916
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,000	9,818
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	9,299
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.120%	2/1/13	2,050	2,050
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.090%	2/7/13	5,515	5,515
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.120%	2/7/13	15,215	15,215
Los Angeles CA GO	5.000%	9/1/18	22,900	27,802
Los Angeles CA Unified School District GO	4.000%	7/1/14	13,000	13,678
1 Los Angeles CA Unified School District GO TOB
VRDO	0.110%	2/7/13	6,700	6,700
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,409
2 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	15,284
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	11,960
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,912
3 Metropolitan Water District of Southern
California Revenue PUT	0.250%	6/1/13	5,750	5,750
3 Metropolitan Water District of Southern
California Revenue PUT	0.250%	6/1/13	11,250	11,251
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.110%	2/7/13	29,800	29,800
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,064
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,101
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,522
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,231
Monterey Peninsula CA Unified School District
BAN	2.500%	11/1/15	4,250	4,416
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.090%	2/7/13 LOC	35,500	35,500
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/13	2,500	2,538
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/14	1,000	1,050
Orange County CA Airport Revenue	3.000%	7/1/13	1,670	1,688
1 Orange County CA Sanitation District COP TOB
VRDO	0.100%	2/7/13	15,200	15,200
1 Palomar Pomerado Health California GO TOB
VRDO	0.100%	2/7/13 LOC	1,100	1,100
1 Peralta CA Community College District Revenue
TOB VRDO	0.160%	2/7/13 (4)	7,715	7,715
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/16	2,500	2,720
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/16	3,400	3,810
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/17	2,000	2,205

Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/17	3,705	4,239
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.090%	2/7/13	5,130	5,130
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/14	600	636
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	6,000	6,127
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/14	3,205	3,396
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	2,965	3,242
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/14	6,000	6,365
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.100%	2/7/13	4,000	4,000
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,506
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15	4,435	4,885
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	24,049
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.110%	2/7/13 (13)	5,000	5,000
				1,428,138
Colorado (2.4%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,438
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	2.000%	2/1/13	18,250	18,250
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/13	4,460	4,549
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	12,438
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	855	888
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13	6,635	6,888
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,049
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.110%	2/7/13	10,000	10,000
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,066
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,755
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	3,510	3,656
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	8,615	8,972
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	1,945	2,108

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	3,500	3,793
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.100%	2/7/13	20,300	20,300
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	5.000%	5/15/14	22,060	23,377
Denver CO City & County Airport Revenue	0.430%	2/5/13 (12)	19,800	19,800
Denver CO City & County Airport Revenue	0.300%	2/6/13 (12)	16,000	16,000
Denver CO City & County Airport Revenue	0.290%	2/7/13 (12)	13,200	13,200
Denver CO City & County Airport Revenue	0.430%	2/8/13 (12)	18,500	18,500
Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,222
Denver CO City & County COP VRDO	0.120%	2/1/13	3,220	3,220
3 E-470 Public Highway Authority Colorado
Revenue PUT	2.820%	9/1/14	17,065	17,073
1 Jefferson County CO School District GO TOB
VRDO	0.110%	2/7/13	13,660	13,660
Moffat County CO Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.100%	2/7/13 LOC	10,400	10,400
Regional Transportation District of Colorado
COP	5.000%	6/1/14	1,500	1,582
Regional Transportation District of Colorado
COP	5.000%	6/1/15	2,330	2,542
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/13	4,305	4,462
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/14	5,000	5,415
1 University of Colorado Enterprise System
Revenue TOB VRDO	0.500%	2/7/13 LOC	7,880	7,880
University of Colorado Hospital Authority
Revenue VRDO	0.100%	2/7/13 LOC	4,540	4,540
				269,023
Connecticut (1.9%)
Connecticut GO	5.000%	3/1/14 (Prere.)	3,000	3,154
3 Connecticut GO	0.400%	5/15/14	2,000	2,000
3 Connecticut GO	0.330%	9/15/14	4,375	4,375
Connecticut GO	5.000%	12/1/14 (14)	24,610	26,150
Connecticut GO	3.000%	1/1/15	1,200	1,203
3 Connecticut GO	0.500%	4/15/15	5,950	5,967
3 Connecticut GO	0.600%	5/15/15	35,400	35,400
Connecticut GO	5.000%	12/1/15 (14)	29,600	31,420
3 Connecticut GO	0.630%	4/15/16	5,000	5,032
3 Connecticut GO	0.750%	5/15/16	20,000	19,951
3 Connecticut GO	0.750%	5/15/16	8,300	8,360
3 Connecticut GO	0.530%	9/15/16	3,000	3,001
3 Connecticut GO	0.780%	4/15/17	4,000	4,021
3 Connecticut GO	0.620%	9/15/17	1,750	1,756
3 Connecticut GO	0.870%	9/15/18	3,000	3,014
3 Connecticut GO PUT	0.750%	9/15/17	5,465	5,468
3 Connecticut GO PUT	1.450%	3/1/18	17,500	17,687
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/13	1,915	1,951
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,170

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	4.000%	2/7/13	7,610	7,615
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	22,712
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.120%	2/1/13	7,740	7,740
				220,147
Delaware (0.1%)
University of Delaware Revenue PUT	0.850%	6/4/13	12,000	12,026

District of Columbia (0.6%)
1 District of Columbia GO TOB VRDO	0.180%	2/7/13 (4)	20,795	20,795
3 District of Columbia Income Tax Revenue	0.400%	12/1/13	15,000	15,000
3 District of Columbia Income Tax Revenue	0.450%	12/1/13	10,665	10,665
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/13	5,000	5,040
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/14	2,000	2,104
3 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.580%	6/1/15	7,390	7,390
3 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.680%	6/1/16	6,000	6,001
				66,995
Florida (7.9%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,324
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,226
Broward County FL Airport System Revenue	5.000%	10/1/18	700	832
Broward County FL School Board COP	4.000%	7/1/14	1,300	1,364
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,071
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,246
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,738
Broward County FL School Board COP	5.000%	7/1/18	4,415	5,150
3 Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	1.850%	6/1/13	37,000	37,179
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,272
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	30,000	32,753
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	15,000	16,377
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	18,557
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	42,526
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,855
Escambia County FL Health Facilities Authority
Revenue (Ascension Health Credit Group)	5.250%	11/15/13	5,350	5,560
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,042
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	3,750	3,788

Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,316
Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	13,336
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	19,119
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,336
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	9,580	9,734
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,820	8,962
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	2,710	2,780
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,065	5,385
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,235	9,819
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,410	10,005
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14 (4)	8,605	8,828
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	6,126
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	7,250	7,436
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	34,040	34,711
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	14,605	15,560
Florida Department of Management Services
COP	5.000%	8/1/13	6,595	6,749
Florida Department of Transportation GO	5.000%	7/1/13	9,605	9,797
Florida Department of Transportation GO	5.000%	7/1/16	9,405	10,789
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.110%	2/7/13	4,290	4,290
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue (Parking
Project) VRDO	0.100%	2/7/13 LOC	5,100	5,100
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	10,000	10,199
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,495	22,593
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/16	1,350	1,540
Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,852
Florida Turnpike Authority Revenue	5.000%	7/1/13	3,825	3,901
Florida Turnpike Authority Revenue	5.000%	7/1/13 (4)	4,780	4,874
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,295
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	2,500	2,573
Gainesville FL Utility System Revenue VRDO	0.120%	2/1/13	2,200	2,200
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,037
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,158
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.110%	2/7/13	15,730	15,730

Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,058
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,104
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,252
2 Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	3.000%	10/1/14	700	724
2 Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	4.000%	10/1/15	375	404
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,233
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,278
Jacksonville FL Capital Project Revenue VRDO	0.110%	2/7/13 LOC	30,500	30,500
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/14	4,000	4,305
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	2/7/13	11,875	11,875
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.100%	2/7/13	23,650	23,650
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.110%	2/7/13	24,275	24,275
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,074
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/13	1,000	1,023
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/14	1,250	1,318
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/14 (4)	1,750	1,879
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/15	2,000	2,159
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,119
3 Lakeland FL Energy System Revenue	0.850%	10/1/17	10,000	10,061
Lee County FL Non-Ad Valorem Revenue	3.000%	10/1/14	700	728
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	919
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,101
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,419
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,616
Lee County FL School Board COP	5.000%	8/1/18	3,530	4,162
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	3.000%	11/15/14	600	616
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	4.000%	11/15/17	1,965	2,122
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	4.000%	11/15/18	1,125	1,218
1 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.180%	2/7/13	5,250	5,250
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.100%	2/7/13	8,940	8,940
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.110%	2/7/13	9,995	9,995
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.180%	2/7/13	10,140	10,140

Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.250%	11/3/14	6,250	6,414
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,950
1 Miami-Dade County FL School Board COP TOB
VRDO	0.200%	2/7/13 (12)	26,000	26,000
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.100%	2/7/13 (4)	32,570	32,570
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.120%	2/7/13 (12)	7,450	7,450
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,121
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	516
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	530
Orange County FL School Board COP	5.000%	8/1/13	700	716
Orange County FL School Board COP	5.000%	8/1/14	4,000	4,273
Orange County FL School Board COP	5.000%	8/1/15	2,700	2,977
Orange County FL Tourist Development
Revenue	5.000%	10/1/13	7,705	7,927
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,710	9,318
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,579
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,579
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	3,075	3,311
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	4,000	4,307
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,817
1 Palm Beach County FL School Board COP TOB
VRDO	0.140%	2/7/13	1,000	1,000
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	7,755
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.750%	2/1/13 (Prere.)	5,000	5,000
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.110%	2/7/13	7,500	7,500
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.140%	2/7/13	8,850	8,850
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.200%	2/7/13	20,595	20,595
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/13	9,405	9,629
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.100%	2/7/13 LOC	2,700	2,700
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,842
1 Tallahassee FL Energy System Revenue TOB
VRDO	0.140%	2/7/13	11,250	11,250

Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,344
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	891
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,058
Tampa FL Hospital Revenue	3.000%	7/1/14	600	616
Tampa FL Hospital Revenue	4.000%	7/1/15	400	424
Tampa FL Hospital Revenue	5.000%	7/1/16	700	777
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,653
				896,746
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/15	2,440	2,649
Atlanta GA Airport Revenue	4.000%	1/1/15	500	531
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,118
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	7,267
Atlanta GA Airport Revenue	5.000%	1/1/18	500	588
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,619
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,254
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,529
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,536
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,565
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,595
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,064
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,000	10,202
Cobb County GA Kennestone Hospital Authority
Revenue	3.000%	4/1/14	800	825
Cobb County GA Kennestone Hospital Authority
Revenue	3.000%	4/1/15	350	368
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/16	1,050	1,154
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	2.000%	8/15/13	1,085	1,095
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/15	750	805
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/16	1,370	1,499
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,725
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,087
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,178

Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/15/15	2,500	2,517
Georgia GO	5.000%	9/1/14	4,000	4,299
Georgia GO	4.750%	11/1/15	8,035	8,984
Georgia Municipal Electric Power Authority
Revenue	4.000%	1/1/14	1,200	1,240
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/15	1,500	1,624
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/16	1,250	1,399
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,825	2,101
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	2,154
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,653
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13	14,225	14,449
Henry County GA School District GO	3.000%	12/1/13	1,500	1,535
Henry County GA School District GO	4.000%	12/1/14	2,500	2,666
Henry County GA School District GO	4.000%	12/1/15	4,000	4,390
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	7,500	7,543
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	10,995	11,053
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,715	7,263
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	13,500	14,538
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	5,000	5,533
1 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue TOB
VRDO	0.100%	2/7/13 LOC	10,000	10,000
Monroe County GA Development Authority
Pollution Control Revenue (Gulf Power Co.
Plant Scherer Project) PUT	2.125%	6/4/13	5,000	5,023
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) PUT	2.500%	3/1/13	7,500	7,510
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) VRDO	0.100%	2/7/13 LOC	15,830	15,830
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	3.000%	11/1/13	10,440	10,647
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,325	1,523
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	1,995
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	2,000	2,161
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/16	3,000	3,344
				225,227
Hawaii (0.6%)
Hawaii GO	3.000%	12/1/13	6,000	6,140
Hawaii GO	5.000%	12/1/13	10,000	10,400

Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,111
Hawaii GO	5.000%	6/1/14	1,730	1,839
Hawaii GO	5.000%	2/1/15	3,600	3,930
Hawaii GO	5.000%	2/1/16	4,000	4,524
Hawaii GO	5.000%	7/1/16 (2)	23,095	25,585
Hawaii Housing Finance & Development Corp.
Multifamily Housing Revenue (Halekauwila
Place)	0.700%	12/1/15	6,000	6,004
Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,435
				63,968
Idaho (0.4%)
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/14	5,000	5,355
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/15	31,375	34,830
				40,185
Illinois (6.3%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,228
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,266
1 Chicago IL Board of Education GO TOB VRDO	0.180%	2/7/13 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	2,715	2,941
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,751
1 Chicago IL GO TOB VRDO	0.110%	2/7/13	9,995	9,995
1 Chicago IL GO TOB VRDO	0.200%	2/7/13	9,970	9,970
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,925	11,744
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/15	1,000	1,064
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/16	3,000	3,344
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.220%	2/7/13 (4)	7,495	7,495
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.250%	2/7/13 (4)	21,645	21,645
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.250%	2/7/13 (12)	27,185	27,185
Chicago IL Water Revenue	5.000%	11/1/18	675	810
1 Chicago IL Water Revenue TOB VRDO	0.110%	2/7/13	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.110%	2/7/13	7,745	7,745
Illinois Development Finance Authority Revenue
(St. Vincent De Paul Center) PUT	1.400%	2/28/13	11,650	11,650
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	1.400%	2/7/13 LOC	18,800	18,800
Illinois Educational Facilities Authority Revenue
(Field Museum of Natural History) VRDO	0.090%	2/7/13 LOC	8,100	8,100
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.125%	2/14/13	8,325	8,327
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,150
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,589
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.400%	2/12/20	11,180	11,180
Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/14	1,000	1,039
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	900	980
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/15	7,050	7,717

Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	2,500	2,885
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,456
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.090%	2/7/13 LOC	15,635	15,635
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.110%	2/7/13 LOC	9,000	9,000
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/15	1,000	1,104
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/16	1,150	1,305
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,319
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.100%	2/7/13 LOC	13,700	13,700
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.100%	2/7/13 LOC	6,130	6,130
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.100%	2/7/13 LOC	17,500	17,500
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,329
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.090%	2/7/13	17,950	17,950
Illinois Finance Authority Revenue
(Northwestern University) PUT	1.200%	3/1/13	10,000	10,009
Illinois Finance Authority Revenue (OSF
Healthcare System) VRDO	0.500%	2/7/13 (4)	69,400	69,400
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/14	1,305	1,352
Illinois Finance Authority Revenue (Provena
Health)	5.250%	5/1/15	2,555	2,730
Illinois Finance Authority Revenue (Provena
Health) VRDO	0.120%	2/1/13 LOC	5,000	5,000
Illinois Finance Authority Revenue (Southern
Illinois Healthcare) VRDO	0.110%	2/7/13 LOC	52,270	52,270
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	1,994
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,667
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/15	500	560
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	690	798
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.110%	2/7/13	2,960	2,960
Illinois Finance Authority Solid Waste Revenue
(Waste Management Inc. Project)	0.550%	4/1/13	5,000	5,004
Illinois GO	5.000%	1/1/16	25,945	28,644
Illinois GO	5.000%	8/1/18	22,160	25,629
Illinois GO	5.000%	8/1/19	15,000	17,452
1 Illinois GO TOB VRDO	0.600%	2/7/13	3,750	3,750
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,080	4,270
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.090%	2/7/13	28,300	28,300
Illinois Regional Transportation Authority
Revenue PUT	0.500%	11/1/13	29,300	29,300

1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.110%	2/7/13	8,335	8,335
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,675
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,417
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.110%	2/7/13	10,665	10,665
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/13	6,000	6,248
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/14	12,000	12,769
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/14	1,500	1,602
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/14	7,250	7,878
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	6,265	6,929
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/15	2,750	3,021
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,381
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	10,000	11,563
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	7,500	8,686
Illinois Unemployment Insurance Fund Building
Receipts Revenue	1.500%	6/15/21	8,750	8,777
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	4.000%	6/1/13	8,130	8,220
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,523
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,427
				713,248
Indiana (2.1%)
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.430%	3/1/13	5,000	5,000
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,523
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.090%	2/7/13 LOC	28,200	28,200
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/17	520	592
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	3/1/13	2,000	2,004
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	3/1/14	2,250	2,304
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,591
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	5,088
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,946
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	545

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	2.000%	3/1/13	550	551
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	3/1/15	250	265
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/16	500	558
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/17	1,000	1,133
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.130%	2/7/13	9,975	9,975
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.120%	2/1/13	5,100	5,100
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	2/1/13	1,800	1,800
Indiana Finance Authority Revenue (Marion
General Hospital) VRDO	0.100%	2/7/13 LOC	10,710	10,710
Indiana Finance Authority Water Utility Revenue
(Citizens Energy Project)	3.000%	10/1/14	5,000	5,182
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	5/1/13	2,000	2,024
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	8/1/13	7,605	7,782
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	8/1/14	15,000	15,228
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.700%	9/1/14	10,000	10,203
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	15,305	16,840
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16	5,000	5,071
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,700	3,067
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	10,000	10,192
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	897
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,441
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project) TOB
VRDO	0.300%	2/7/13	17,060	17,060
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/13	1,000	1,020
Purdue University Indiana University Student
Fee Revenue	4.000%	7/1/14	2,085	2,195
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/14	3,130	3,249

Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/15	3,190	3,346
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/15	3,255	3,449
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/16	3,320	3,535
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/16	3,385	3,636
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	36,170	37,296
				234,598
Iowa (0.1%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	4,021
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,271
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,577
				8,869
Kansas (0.4%)
3 Kansas Department of Transportation Highway
Revenue	0.330%	9/1/14	10,235	10,236
Kansas Department of Transportation Highway
Revenue VRDO	0.090%	2/7/13	13,500	13,500
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.000%	11/15/13	1,000	1,027
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.500%	11/15/14	2,500	2,669
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/14	5,150	5,348
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/13	225	231
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/13	2,000	2,069
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/14	200	211
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,000	2,150
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,060	2,215
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/15	355	390
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16	750	856
				40,902
Kentucky (0.3%)
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.100%	2/7/13 LOC	4,100	4,100
Kentucky Economic Development Finance
Authority Solid Waste Revenue (Republic
Services Inc. Project) PUT	0.430%	3/1/13	3,435	3,435

Kentucky Property & Building Commission
Revenue	5.000%	8/1/15	3,675	4,074
Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,474
Kentucky Property & Building Commission
Revenue	5.000%	8/1/16 (4)	5,000	5,517
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	3,950	4,545
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/13	3,730	3,804
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,947
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	2,095
Russell KY Revenue (Bon Secours Health
System)	4.000%	11/1/15	300	320
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/15	1,000	1,058
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/16	1,000	1,077
				37,446
Louisiana (1.5%)
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.850%	6/1/13	26,300	26,323
1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.100%	2/7/13	10,790	10,790
1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.120%	2/7/13	20,000	20,000
3 Louisiana GO	0.947%	7/15/14	35,850	35,867
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	3/1/14	2,900	3,041
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/14	1,350	1,425
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/15	1,500	1,636
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,041
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,553
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,068
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.220%	2/7/13 (4)	3,330	3,330
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/13 (4)	6,000	6,110
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,351
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,325
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,547

St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.100%	2/7/13 LOC	35,740	35,740
				173,147
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.100%	2/7/13 LOC	4,700	4,700
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.100%	2/7/13 LOC	5,335	5,335
				10,035
Maryland (0.9%)
Baltimore County MD GO	4.000%	2/1/15	2,900	3,111
Maryland GO	5.000%	7/15/14	1,000	1,069
Maryland GO	5.000%	8/1/15	1,455	1,621
Maryland GO	5.000%	8/1/16	27,680	31,937
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	2.000%	7/1/13	300	302
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/14	400	413
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/15	500	525
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/16	425	452
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/17	500	555
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,201
3 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.970%	11/15/17	12,110	12,173
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	3.000%	8/15/13	1,000	1,013
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/14	1,000	1,062
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.100%	2/7/13 LOC	8,400	8,400
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	7,862
Washington Suburban Sanitation District
Maryland GO VRDO	0.140%	2/7/13	27,900	27,900
				99,596
Massachusetts (3.6%)
Boston MA GO	5.000%	2/1/18	7,965	9,580
Boston MA GO	5.000%	8/1/18	4,045	4,932
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.250%	2/1/13	25,535	25,535
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/13	19,951	19,951
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/13	555	567
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/15	500	534

Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,346
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	7,000	7,277
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,599
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	21,750	22,361
1 Massachusetts Development Finance Agency
Revenue (Harvard University) TOB VRDO	0.100%	2/7/13	1,000	1,000
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,748
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,314
3 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.600%	7/1/14	14,350	14,377
3 Massachusetts GO	0.480%	2/1/13	20,630	20,630
3 Massachusetts GO	0.580%	2/1/14	15,000	15,000
3 Massachusetts GO	0.630%	2/1/14	15,250	15,290
3 Massachusetts GO	0.480%	9/1/14	19,550	19,597
Massachusetts GO	5.000%	1/1/15	4,000	4,351
3 Massachusetts GO	0.500%	2/1/15	7,500	7,499
3 Massachusetts GO	0.760%	2/1/15	8,300	8,300
3 Massachusetts GO	0.550%	9/1/15	20,000	20,055
Massachusetts GO	5.000%	10/1/15	2,980	3,336
3 Massachusetts GO	0.440%	1/1/17	10,350	10,350
3 Massachusetts GO	0.460%	2/1/17	10,285	10,287
3 Massachusetts GO	0.530%	1/1/18	5,000	5,000
1 Massachusetts GO TOB VRDO	0.120%	2/1/13	1,500	1,500
Massachusetts GO VRDO	0.120%	2/1/13	2,500	2,500
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.000%	11/1/14	8,775	8,869
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,545	6,731
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.090%	2/7/13 LOC	27,300	27,300
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,108
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.130%	2/6/13 (4)	12,150	12,150
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.330%	2/8/13 (4)	8,300	8,300
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.110%	2/7/13	4,900	4,900
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.130%	2/7/13	16,175	16,175
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	6,000	6,712
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.110%	2/7/13	3,920	3,920
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.420%	2/7/13 LOC	14,885	14,885

1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.420%	2/7/13 (4)LOC	19,675	19,675
Massachusetts Water Resources Authority
Revenue VRDO	0.090%	2/7/13	15,000	15,000
				411,541
Michigan (2.9%)
1 Detroit City School District GO TOB VRDO	0.450%	2/7/13	10,240	10,240
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	14,935	15,232
1 Detroit MI Water Supply System Revenue TOB
VRDO	0.220%	2/7/13 (13)	7,500	7,500
Detroit MI Water Supply System Revenue TOB
VRDO	0.310%	2/7/13 (13)	10,330	10,330
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/14	500	527
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/15	1,255	1,351
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/16	1,285	1,401
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	620	681
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/13	1,000	1,032
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/14	1,000	1,070
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	3,360	3,657
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	10,016
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/17	6,800	8,123
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	611
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	17,015	20,792
Michigan Finance Authority Revenue (State
Drinking Water Revolving Fund)	5.000%	10/1/17	2,500	2,986
Michigan Finance Authority Revenue (State
Drinking Water Revolving Fund)	5.000%	10/1/18	3,640	4,448
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/14	34,710	37,055
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,703
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	12,479
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	26,902
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.100%	2/7/13 LOC	5,515	5,515
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,358
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	10,800	10,821
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.900%	3/16/15	16,000	16,104
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,972
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,491

Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/13	1,000	1,026
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/14	1,500	1,575
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	4.000%	6/1/14	1,100	1,148
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/15	1,395	1,529
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/16	1,500	1,690
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,427
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.110%	2/7/13 LOC	17,130	17,130
Michigan Hospital Finance Authority Revenue
(Trinity Health)	4.000%	12/1/13	2,000	2,059
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,055
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,566
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,262
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.100%	2/7/13 LOC	9,460	9,460
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,687
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,286
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,418
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,382
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.240%	2/7/13 (4)	5,000	5,000
3 Saline MI Area Schools GO PUT	0.650%	11/1/15	7,735	7,735
University of Michigan University Revenue	4.000%	4/1/15	9,600	10,314
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,590
				330,736
Minnesota (0.4%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,633
Minnesota GO	5.000%	10/1/15	8,250	9,251
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.110%	2/7/13	9,470	9,470
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	11,180	12,248
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	13,102
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/13	1,000	1,012
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/14	1,000	1,052
				47,768

Mississippi (0.3%)
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/14	1,000	1,044
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.000%	9/2/14	4,900	5,008
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.250%	11/3/14	5,750	5,898
3 Mississippi GO	0.630%	9/1/17	6,000	6,000
1 Mississippi GO TOB VRDO	0.100%	2/7/13	3,680	3,680
1 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care) TOB VRDO	0.100%	2/7/13	11,600	11,600
Missouri Development Bank Special Obligation
Revenue (Marshall County Industrial
Development Authority)	4.000%	1/1/14	1,500	1,549
Missouri Development Bank Special Obligation
Revenue (Marshall County Industrial
Development Authority)	4.000%	1/1/15	1,250	1,329
				36,108
Missouri (0.7%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue VRDO	0.110%	2/7/13 LOC	7,400	7,400
Missouri GO	5.000%	10/1/15	2,500	2,803
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.090%	2/7/13 LOC	38,900	38,900
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.000%	12/1/13	1,000	1,037
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.090%	2/7/13	12,635	12,635
Missouri Highways & Transportation
Commission Road Revenue	3.000%	2/1/13	15,500	15,500
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	4.000%	2/15/13	800	801
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	4.000%	2/15/14	1,000	1,036
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	2,017
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,489
				84,618
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	6,135	6,389

Nebraska (0.2%)
1 Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System) TOB VRDO	0.200%	2/7/13 (13)	10,060	10,060

Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/16	500	544
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/17	500	549
Municipal Energy Agency of Nebraska Power
Supply System Revenue	2.000%	4/1/13	715	717
Municipal Energy Agency of Nebraska Power
Supply System Revenue	3.000%	4/1/14	600	618
Municipal Energy Agency of Nebraska Power
Supply System Revenue	3.000%	4/1/15	550	578
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/16	1,000	1,099
1 Nebraska Public Power District Revenue TOB
VRDO	0.110%	2/7/13 (13)	5,665	5,665
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.100%	2/7/13	2,840	2,840
University of Nebraska Student Fee Revenue	1.000%	7/1/13	1,250	1,253
University of Nebraska Student Fee Revenue	5.000%	7/1/14	1,100	1,171
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,380	1,575
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,303
				27,972
Nevada (0.7%)
1 Clark County NV GO TOB VRDO	0.110%	2/7/13	14,530	14,530
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.000%	7/1/13	2,000	2,028
Clark County NV School District GO	5.000%	6/15/13 (14)	9,645	9,816
Clark County NV School District GO	5.250%	6/15/13 (14)	20,335	20,714
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.110%	2/7/13	14,800	14,800
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	500	508
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	265
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	550
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/13	4,000	4,048
1 Nevada System of Higher Education University
Revenue TOB VRDO	0.110%	2/7/13	7,485	7,485
				74,744
New Hampshire (0.3%)
New Hampshire GO	5.000%	8/15/14	2,500	2,681
New Hampshire GO	5.000%	2/15/15	1,285	1,403
New Hampshire GO	5.000%	8/15/15	5,000	5,565
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.100%	2/7/13	6,945	6,945
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.160%	2/7/13	15,645	15,645
				32,239
New Jersey (2.5%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.500%	11/1/14 (4)	6,725	7,333
Middlesex County NJ COP	5.500%	10/15/14	1,235	1,341
Middlesex County NJ COP	5.500%	10/15/15	1,305	1,472

Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,225
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,368
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	12,189
New Jersey COP	5.000%	6/15/13	5,000	5,088
New Jersey COP	5.000%	6/15/14	5,120	5,421
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,998
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/14	4,500	4,752
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	13,500	15,083
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,698
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,744
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.680%	2/1/15	9,000	9,002
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	12,000	13,310
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,546
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,704
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	5,290	6,088
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.000%	2/1/17	14,000	14,029
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,770
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.500%	12/1/13	8,200	8,483
New Jersey GO	6.000%	2/15/13	6,560	6,575
New Jersey GO	6.000%	2/15/13	15,000	15,034
1 New Jersey GO TOB VRDO	0.120%	2/1/13	14,700	14,700
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	4.000%	7/1/13	1,000	1,015
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/14	2,000	2,114
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/15	2,000	2,179
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/16	2,000	2,229
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,271
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/13	3,035	3,087
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,702
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,589
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,776

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.000%	6/15/13	1,000	1,014
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/13 (4)	5,705	5,964
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/16	2,000	2,263
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/17	3,000	3,467
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.100%	2/7/13	5,400	5,400
[1,3] New Jersey Turnpike Authority Revenue PUT	0.850%	12/22/14	2,500	2,504
[1,3] New Jersey Turnpike Authority Revenue PUT	0.850%	12/22/14	20,000	20,035
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.300%	2/7/13 (4)	6,500	6,500
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	14,000	14,282
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	16,385	16,721
				289,065
New Mexico (1.1%)
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,554
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/15	4,400	4,740
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/15	3,800	4,119
New Mexico GO	5.000%	3/1/13	5,535	5,557
New Mexico GO	5.000%	3/1/13	7,845	7,877
New Mexico GO	5.000%	3/1/14	9,405	9,891
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.090%	2/7/13	13,000	13,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.100%	2/7/13	26,990	26,990
New Mexico Severance Tax Revenue	5.000%	7/1/13	27,900	28,462
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,815	6,455
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	10,145
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,545	8,658
				130,448
New York (13.0%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/13	4,620	4,673
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/13	1,350	1,366
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	1,000	1,057
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,093
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/16	1,000	1,129

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,435	3,982
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.110%	2/7/13	4,265	4,265
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	8,000	8,456
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15	8,320	9,098
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (14)	1,000	1,094
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/16	4,315	4,873
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.120%	2/7/13 LOC	3,465	3,465
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/14	1,795	1,898
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	3,730	4,310
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,362
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.090%	2/7/13	10,000	10,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	2/7/13	38,000	38,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	2/7/13	23,500	23,500
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	2/7/13	25,900	25,900
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/15	750	817
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	3.000%	7/1/13	660	666
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	4.000%	7/1/15	960	1,021
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/17	1,320	1,498
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	4.000%	7/1/17	1,500	1,627
Nassau County NY TAN	2.000%	9/30/13	15,615	15,768
Nassau NY Health Care Corp. RAN	2.250%	12/15/13 (4)	7,500	7,619
New York City NY GO	5.500%	2/1/13 (Prere.)	180	180
New York City NY GO	0.450%	2/6/13 (4)	31,400	31,400
New York City NY GO	0.350%	2/8/13 (4)	16,800	16,800
New York City NY GO	0.410%	2/4/13 (4)	26,250	26,250
New York City NY GO	0.480%	2/4/13 (12)	10,625	10,625
New York City NY GO	4.000%	3/1/13	2,710	2,719
New York City NY GO	5.000%	2/1/14 (ETM)	2,195	2,299

New York City NY GO	5.000%	2/1/14	1,305	1,366
New York City NY GO	5.000%	8/1/14	10,000	10,687
New York City NY GO	5.000%	8/1/14	11,525	12,317
New York City NY GO	4.000%	8/1/15	5,985	6,499
New York City NY GO	5.000%	8/1/15	8,000	8,885
New York City NY GO	5.000%	8/1/15	1,500	1,666
New York City NY GO	5.250%	8/1/15	10,805	11,597
New York City NY GO	5.250%	8/1/15	1,495	1,568
New York City NY GO	5.500%	8/1/15	425	427
New York City NY GO	5.000%	8/1/16	5,000	5,730
New York City NY GO	5.000%	8/1/18	3,250	3,924
New York City NY GO	5.000%	8/1/19	15,000	18,363
1 New York City NY GO TOB VRDO	0.110%	2/7/13	6,845	6,845
1 New York City NY GO TOB VRDO	0.130%	2/7/13	8,250	8,250
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	1,500	1,629
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.900%	11/1/14	4,000	4,014
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.150%	11/1/15	17,000	17,161
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	5/1/16	30,000	30,007
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.500%	12/27/13	27,745	27,877
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.120%	2/7/13	6,400	6,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15 (4)	5,100	5,426
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.120%	2/1/13	1,805	1,805
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.090%	2/7/13	5,115	5,115
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.090%	2/7/13	2,970	2,970
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	2/7/13	5,840	5,840
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	2/7/13	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.130%	2/7/13	3,920	3,920
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	2/1/13	8,000	8,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	2/7/13	5,675	5,675
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.110%	2/7/13	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.140%	2/7/13	25,650	25,650
New York City NY Transitional Finance Authority
Future Tax Revenue	0.280%	2/7/13 (4)	11,550	11,550

New York City NY Transitional Finance Authority
Future Tax Revenue	0.430%	2/8/13 (4)	50,000	50,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13 (ETM)	26,990	27,944
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	17,345	17,983
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	9,460	10,210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	16,290	17,642
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	1,070	1,195
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,930	10,040
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/16	1,000	1,133
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	4,000	4,652
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,000	11,629
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.120%	2/7/13	2,200	2,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.100%	2/7/13	8,900	8,900
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	7,118
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.110%	2/7/13	17,865	17,865
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/13 (Prere.)	5,000	5,195
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/14	3,000	3,194
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	2,675	2,896
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	3,500	3,789
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	8,000	8,747
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,030	3,313
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,435	6,093
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	2,355	2,640
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,130	5,751
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,404
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	14,743
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	4,197
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.100%	2/7/13 (13)	20,000	20,000
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.650%	11/1/13	17,000	17,031

3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.780%	11/1/14	6,320	6,326
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	3.000%	11/15/13	725	741
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/14	1,000	1,065
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	1,300	1,457
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,242
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,114
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,590
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,415
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	20,710	21,473
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,585	3,870
New York Metropolitan Transportation Authority
Revenue PUT	0.560%	11/1/14	19,950	19,950
New York Metropolitan Transportation Authority
Revenue PUT	0.670%	11/1/15	15,000	15,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.110%	2/7/13 (13)	19,780	19,780
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.110%	2/7/13	8,995	8,995
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.120%	2/7/13	7,500	7,500
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/15	760	815
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16	500	563
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	11,410	12,642
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/16 (14)	5,000	5,526
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.090%	2/7/13	4,880	4,880
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.090%	2/7/13	5,585	5,585
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15	2,435	2,659
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15 (ETM)	15	17
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	4,985	5,549

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/13	2,000	2,037
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/14	2,000	2,116
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,095	1,196
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/15	2,450	2,675
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/16	1,725	1,940
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,292
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,921
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	9,660	10,188
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	14,115	15,468
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,240	11,643
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	2/7/13	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.130%	2/7/13	2,820	2,820
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.100%	2/7/13	9,600	9,600
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/13	2,220	2,274
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14	2,000	2,114
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14	3,300	3,488
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14 (4)	2,375	2,511
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15	3,000	3,332
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	5,069
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,707
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,827
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	11,623
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	4,026
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,130	3,612

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,570
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/13	15,095	15,397
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/14	1,270	1,333
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	7,000	7,122
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,027
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,027
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	0.550%	7/1/13	3,500	3,501
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.100%	2/7/13	5,500	5,500
1 New York State Local Government Assistance
Corp. Revenue TOB VRDO	0.130%	2/7/13	3,340	3,340
New York State Local Government Assistance
Corp. Revenue VRDO	0.090%	2/7/13	12,300	12,300
New York State Thruway Authority Revenue	4.000%	1/1/15	2,000	2,129
New York State Thruway Authority Revenue	5.000%	1/1/17	2,000	2,303
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,769
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	16,675	17,394
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,500	2,610
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,665	2,782
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	8,500	9,145
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	3,059
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	16,461
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/15	7,000	7,693
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	27,460	29,929
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,900	30,197
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	27,959
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.090%	2/7/13 LOC	23,065	23,065
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,397
Suffolk County NY TAN	2.000%	8/14/13	30,000	30,236

Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.090%	2/7/13 LOC	3,800	3,800
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/13	11,000	11,136
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	19,900	21,113
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,502
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	6,500	7,354
3 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.390%	1/1/14	24,600	24,612
Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.120%	2/1/13	5,275	5,275
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.100%	2/7/13	9,500	9,500
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.110%	2/1/13 LOC	1,300	1,300
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/13	3,355	3,455
Yonkers NY GO	3.000%	7/1/16	1,300	1,370
Yonkers NY GO	3.000%	8/15/16	675	713
Yonkers NY GO	3.000%	7/1/17	1,005	1,067
Yonkers NY GO	3.000%	8/15/17	510	542
				1,471,716
North Carolina (1.6%)
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,641
Charlotte NC GO	5.000%	7/1/15	850	944
Charlotte NC GO	5.000%	7/1/18	5,000	6,089
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,351
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,620
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/16	530	591
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.100%	2/7/13	3,350	3,350
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.140%	2/7/13 (4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.140%	2/7/13 (4)	6,565	6,565
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/13	2,700	2,711
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,262
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.100%	2/7/13	26,365	26,365
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.110%	2/7/13 LOC	2,545	2,545
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/14	2,170	2,261
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	5,000	5,409
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	2,000	2,163

North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	5,000	5,756
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	7,055	8,121
North Carolina GAN	5.000%	3/1/13	11,740	11,787
North Carolina GO	5.500%	3/1/13	9,000	9,040
North Carolina GO	5.000%	3/1/17	5,000	5,472
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,610	3,993
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	4,427
3 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.840%	2/1/17	2,500	2,500
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	2.000%	10/1/13	1,000	1,010
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.090%	2/7/13 LOC	1,930	1,930
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System)	4.000%	10/1/13	1,055	1,080
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/13	1,560	1,585
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/14	2,815	2,992
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/15	1,500	1,657
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/17	620	685
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	559
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/15	5,650	6,136
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/16	5,000	5,617
North Carolina Turnpike Authority Revenue	3.000%	7/1/13	1,205	1,219
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/14	3,230	3,469
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/15	1,680	1,870
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/16	1,250	1,434
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	2,041
Wake County NC GO	4.000%	2/1/14	16,060	16,668
				176,940

Ohio (3.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.110%	2/7/13 LOC	5,200	5,200
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/13	21,675	22,232
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,144
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,733
Central OH Solid Waste Authority Revenue	4.000%	12/1/16	1,700	1,903
Central OH Solid Waste Authority Revenue	4.000%	12/1/17	1,675	1,912
Cleveland State University Ohio General
Receipts Revenue	4.000%	6/1/14	500	524
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.100%	2/7/13	11,100	11,100
Columbus OH GO	5.000%	7/1/15	3,000	3,329
Columbus OH GO	5.000%	7/1/15	2,310	2,564
Columbus OH GO	5.000%	7/1/16	6,760	7,767
3 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.550%	6/3/13	10,000	10,006
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.090%	2/7/13	16,630	16,630
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.100%	2/7/13	15,545	15,545
Hocking Technical College District Ohio
(Residence Hall Facilities Project) COP VRDO	0.100%	2/7/13 LOC	19,010	19,010
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.120%	2/7/13 LOC	28,585	28,585
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	8,000	8,284
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.110%	2/7/13	4,300	4,300
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	3,950	4,436
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,591
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,102
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/14	6,085	6,545
Ohio Common Schools GO	5.000%	3/15/18	10,860	13,019
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	16,052
Ohio GO	5.000%	9/15/14	10,000	10,768
Ohio GO	5.000%	9/15/15	10,000	11,188
Ohio GO	5.000%	9/15/16	10,000	11,548
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.110%	2/7/13	6,275	6,275
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.110%	2/7/13 LOC	2,170	2,170
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,229

Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) VRDO	0.090%	2/7/13 LOC	24,075	24,075
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/13	1,600	1,643
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,074
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,108
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	686
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	2/7/13	12,800	12,800
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/14	625	650
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/15	500	536
Ohio State University General Receipts
Revenue	5.000%	6/1/13 (ETM)	105	107
Ohio State University General Receipts
Revenue	5.000%	6/1/13	1,045	1,062
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.350%	2/7/13	9,860	9,860
3 Ohio Water Development Authority Pollution
Control Revenue (Water Quality) PUT	0.500%	7/15/15	10,000	10,001
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project)	1.750%	6/1/13	3,100	3,116
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	0.600%	7/1/13	2,250	2,250
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/15	2,380	2,606
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/16	2,495	2,776
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,529
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,000	1,167
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,069
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/14 (4)	2,440	2,542
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/14	3,000	3,185
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/15	1,515	1,635
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,545
Wright State University Ohio General Revenue	3.000%	5/1/13	335	337
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,220
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,373
				347,643
Oklahoma (0.3%)
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.110%	2/7/13 (13)	26,100	26,100
3 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.850%	8/1/13	5,785	5,790

1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.100%	2/7/13	7,041	7,041
				38,931
Oregon (0.4%)
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	2.000%	9/2/14	10,000	10,066
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/14	2,000	2,111
Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/13	1,285	1,296
Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/14	1,150	1,189
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/15	2,350	2,534
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/13	1,000	1,005
Oregon Facilities Authority Revenue
(PeaceHealth)	4.000%	11/1/13	500	513
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/14	1,050	1,094
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,611
Oregon GO	5.000%	5/1/16	2,000	2,285
Oregon GO	5.000%	5/1/16	3,500	3,998
Oregon GO	5.000%	11/1/16	3,000	3,487
Oregon GO	5.000%	5/1/18	1,125	1,362
Oregon GO	5.000%	5/1/18	1,500	1,816
Oregon GO	5.000%	11/1/18	3,750	4,600
Oregon Health & Science University Revenue	4.000%	7/1/14	1,000	1,046
Oregon Health & Science University Revenue	5.000%	7/1/16	500	565
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,178
				41,756
Pennsylvania (6.7%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/15	5,780	6,324
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/13	13,000	13,179
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/13	1,000	1,019
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/14	10,500	11,127
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,594
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/14	1,000	1,042
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	9,151

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	10/15/15	750	816
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,174
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.150%	8/1/13	10,000	10,017
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.110%	2/7/13	39,400	39,400
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,093
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/16	650	716
Delaware County PA GO	5.000%	10/1/14	3,905	4,206
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	3.000%	1/1/14	5,790	5,901
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.000%	1/1/15	1,000	1,053
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/16	1,215	1,336
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,070	1,202
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.080%	2/7/13 LOC	15,200	15,200
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	2/7/13 LOC	51,300	51,300
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.110%	2/7/13	5,000	5,000
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/13	2,000	2,028
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/14	2,670	2,801
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.100%	2/7/13	13,700	13,700
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.100%	2/7/13	6,970	6,970
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.100%	2/7/13 LOC	10,000	10,000
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.090%	2/7/13	8,730	8,730
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.090%	2/7/13	8,770	8,770
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,436

Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,113
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,346
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,558
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	2,250	2,252
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	9,308
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	17,035
Pennsylvania GO	5.000%	4/15/13	10,745	10,852
Pennsylvania GO	4.000%	7/15/13	16,995	17,292
Pennsylvania GO	5.000%	9/1/13	4,300	4,421
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	12,901
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,427
Pennsylvania GO	5.000%	9/1/15 (4)	34,225	36,716
Pennsylvania GO	5.000%	6/1/17	18,565	21,905
Pennsylvania GO	5.000%	7/1/18	2,675	3,238
Pennsylvania GO	5.000%	11/15/18	2,885	3,523
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.100%	2/7/13 LOC	5,040	5,040
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/16 (2)	2,000	2,205
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,661
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	3,000	3,053
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	13,945	14,189
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	8,000	8,502
1 Pennsylvania State University Revenue TOB
VRDO	0.500%	2/7/13	12,635	12,635
1 Pennsylvania Turnpike Commission Registration
Fee Revenue TOB VRDO	0.200%	2/7/13 (4)	9,705	9,705
3 Pennsylvania Turnpike Commission Revenue	0.610%	6/1/13	3,820	3,821
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	8,095	8,569
3 Pennsylvania Turnpike Commission Revenue	0.650%	12/1/16	8,000	8,001
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,602
3 Pennsylvania Turnpike Commission Revenue	0.700%	12/1/17	10,000	10,001
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.220%	2/7/13 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue
VRDO	0.110%	2/7/13	26,428	26,428

Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/13	3,260	3,340
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,058
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,393
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.100%	2/7/13	5,400	5,400
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,142
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	2/1/13	6,500	6,500
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.100%	2/7/13 LOC	23,150	23,150
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,661
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.500%	2/7/13 (4)	60,510	60,510
Pittsburgh PA Water & Sewer Authority
Revenue PUT	1.400%	9/1/15 (4)	6,000	6,008
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.090%	2/7/13 LOC	72,750	72,750
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.500%	2/7/13 (4)	31,625	31,625
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.170%	2/7/13	5,700	5,700
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	3.500%	7/1/13	1,830	1,851
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/14	1,380	1,435
				763,352
South Carolina (0.9%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,699
Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.811%	1/1/18	8,770	8,770
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,614
1 Greer SC Combined Utility System Revenue
TOB VRDO	0.100%	2/7/13 (13)	9,635	9,635
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,216
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,986
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,154
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	2,008
South Carolina GO	5.000%	4/1/16	1,450	1,653
South Carolina GO	5.000%	4/1/16	7,260	8,278
South Carolina GO	5.000%	4/1/16	30	34
South Carolina GO	5.000%	4/1/16	6,475	7,383
South Carolina GO	5.000%	4/1/16	2,275	2,594
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/13	1,000	1,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/14	2,000	2,079

South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/15	1,000	1,073
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.000%	11/1/15	250	266
South Carolina Jobs Economic Development
Authority Revenue (Waste Management of
South Carolina Inc. Project)	2.875%	2/1/15	2,000	2,047
South Carolina Ports Authority Revenue	4.000%	7/1/13	1,000	1,015
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,536
South Carolina Public Service Authority
Revenue	5.000%	1/1/14	3,000	3,130
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.120%	2/1/13	1,980	1,980
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	14,220	15,310
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	4,980	5,362
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/15	8,870	9,907
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,826
				105,555
Tennessee (1.5%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/13	645	650
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,386
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.110%	2/7/13	7,420	7,420
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,200	5,410
Memphis TN Electric System Revenue	5.000%	12/1/14	31,205	33,901
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	28,201
3 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.500%	10/1/15	36,500	36,500
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,423
Metropolitan Government of Nashville TN Airport
Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,662
Shelby County TN GO VRDO	0.110%	2/7/13	11,380	11,380
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/13	9,600	9,851
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/14	2,500	2,670
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/13	5,965	5,965
Tennessee GO	5.000%	5/1/14	3,300	3,496
Tennessee School Bond Authority Revenue	5.000%	5/1/13	5,460	5,527
				165,442

Texas (11.0%)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/14	2,000	2,164
1 Brownsville TX Utility System Revenue TOB
VRDO	0.240%	2/7/13 (4)	6,060	6,060
1 Corpus Christi TX Utility Systems Revenue TOB
VRDO	0.180%	2/7/13 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.100%	2/7/13	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,839
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	2,952
Dallas TX GO	5.000%	2/15/14	3,900	4,094
Dallas TX GO	5.000%	2/15/15	6,295	6,883
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,455
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/13	4,000	4,140
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,220	7,438
Denton TX Independent School District GO
VRDO	0.110%	2/7/13	34,550	34,550
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,452
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,309
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,471
Frisco TX GO	4.000%	2/15/15	1,580	1,693
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	9,088
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	5,000	5,054
3 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.150%	11/15/15	8,000	8,018
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/13	4,335	4,343
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/14	5,915	6,180
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Medical
Center) VRDO	0.120%	2/1/13 LOC	3,600	3,600
Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.120%	2/1/13 LOC	15,720	15,720
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	835	866
Harris County TX GO	6.000%	8/1/14 (14)	23,045	25,010
1 Harris County TX GO TOB VRDO	0.110%	2/7/13 (13)	9,600	9,600
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.100%	2/7/13	58,600	58,600
1 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.120%	2/1/13 (ETM)	7,300	7,300

Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.110%	2/7/13	30,000	30,000
1 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.100%	2/7/13	3,125	3,125
3 Harris County TX Toll Road Revenue	0.730%	8/15/17	3,150	3,151
Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,127
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,204
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.090%	2/7/13	23,755	23,755
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/13	3,000	3,081
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	2,000	2,135
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	1,300	1,387
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,733
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	8,310	9,328
Houston TX Independent School District GO
PUT	2.000%	6/1/14	11,370	11,603
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,476
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,658
Houston TX Utility System Revenue	5.250%	5/15/15 (14)	1,020	1,083
3 Houston TX Utility System Revenue PUT	0.650%	6/1/15	46,500	46,575
3 Houston TX Utility System Revenue PUT	0.700%	8/1/16	13,000	13,143
1 Houston TX Utility System Revenue TOB VRDO	0.100%	2/7/13	17,540	17,540
1 Houston TX Utility System Revenue TOB VRDO	0.110%	2/7/13	9,995	9,995
1 Houston TX Utility System Revenue TOB VRDO	0.120%	2/7/13	25,365	25,365
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,695
Katy TX Independent School District GO PUT	0.790%	8/15/15	25,000	25,000
Katy TX Independent School District GO PUT	1.600%	8/15/17	2,500	2,509
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,355
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/14	1,890	1,971
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/15	1,125	1,206
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/13	1,000	1,018
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,599
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,381
1 Midland TX Independent School District GO
TOB VRDO	0.120%	2/1/13	5,600	5,600
Montgomery County TX (Pass-Through Toll
Revenue)	5.000%	3/1/14 (12)	1,625	1,708
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	889

North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,161
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,973
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,373
Northside TX Independent School District GO
PUT	1.750%	6/1/13	19,200	19,296
Northside TX Independent School District GO
PUT	0.950%	8/1/13	18,825	18,893
Northside TX Independent School District GO
PUT	1.350%	6/1/14	20,985	21,179
Northside TX Independent School District GO
PUT	1.900%	8/1/14	12,000	12,247
1 Northside TX Independent School District GO
TOB VRDO	0.110%	2/7/13	5,225	5,225
Plano TX Independent School District GO	4.000%	2/15/13	1,210	1,212
1 Port Arthur TX Independent School District GO
TOB VRDO	0.110%	2/7/13 (12)	9,125	9,125
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/14	1,000	1,067
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/16	2,000	2,258
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	515	515
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	9,410	9,410
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	8,000	8,000
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,538
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	14,135	15,537
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/14	8,370	8,582
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/15	10,000	10,330
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,635
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.100%	2/7/13	11,985	11,985
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.110%	2/7/13	5,865	5,865
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	5.000%	11/15/14	1,600	1,730
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13	1,155	1,175
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,877
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
Dallas) VRDO	0.130%	2/1/13 LOC	11,400	11,400
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,774
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/13	2,000	2,008
Texas (Veterans Housing Assistance Program)
GO VRDO	0.090%	2/7/13	16,700	16,700
Texas GO	5.000%	10/1/13	7,500	7,743

Texas GO	5.000%	10/1/14	8,470	9,142
Texas GO	5.000%	10/1/15	10,905	12,237
1 Texas GO TOB VRDO	0.120%	2/1/13	8,800	8,800
1 Texas GO TOB VRDO	0.120%	2/4/13	33,600	33,600
1 Texas GO TOB VRDO	0.100%	2/7/13	74,750	74,750
1 Texas GO TOB VRDO	0.100%	2/7/13	12,190	12,190
1 Texas GO TOB VRDO	0.110%	2/7/13	13,900	13,900
1 Texas GO TOB VRDO	0.110%	2/7/13	12,140	12,140
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/17	4,000	4,451
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	22,050	24,527
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/18	4,500	5,064
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	20,865	22,256
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	10,000	10,875
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	34,500	38,242
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16	8,000	9,019
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/17	3,205	3,609
Texas State University System Financing
System Revenue	5.000%	3/15/13	1,000	1,006
Texas TRAN	2.500%	8/30/13	110,000	111,468
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13 (Prere.)	20,365	20,383
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.110%	2/7/13	11,700	11,700
Texas Transportation Commission Revenue
PUT	1.250%	2/15/15	10,000	10,055
1 Texas Transportation Commission Revenue
TOB VRDO	0.110%	2/7/13	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,449
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,624
Tyler TX Independent School District GO	3.750%	2/15/13	2,150	2,153
University of North Texas Revenue	5.000%	4/15/15	880	966
University of North Texas Revenue	5.000%	4/15/16	1,000	1,136
University of North Texas Revenue	5.000%	4/15/17	725	848
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,258
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	24,900	25,543
				1,252,514
Utah (0.4%)
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,201
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/14	4,335	4,508
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/15	4,115	4,384
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,138
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,624
Utah GO	4.000%	7/1/14	10,740	11,309
Utah GO	5.000%	7/1/14	4,000	4,269

Utah GO	5.000%	7/1/18	6,000	7,306
				48,739
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,540

Virginia (1.4%)
1 Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) TOB VRDO	0.100%	2/7/13	2,355	2,355
Fairfax County VA Public Improvement GO	5.000%	10/1/16	5,575	6,243
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	4.000%	11/1/16	1,000	1,076
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.080%	2/7/13	29,600	29,600
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	14,500	15,094
Norfolk VA BAN	3.000%	1/1/14	5,000	5,047
Norfolk VA Water Revenue	5.000%	11/1/18	725	884
1 Richmond VA Public Utility Revenue TOB
VRDO	0.130%	2/7/13	4,990	4,990
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/16	1,765	1,999
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	4,029
1 University of Virginia Revenue TOB VRDO	0.120%	2/1/13	3,945	3,945
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	3,525	3,525
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	2,010	2,010
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	11,615	14,094
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/14	4,080	4,366
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,223
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	21,413
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	12,726
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,505	3,624
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,494
				154,737
Washington (2.4%)
1 Bellevue WA GO TOB VRDO	0.170%	2/7/13	5,445	5,445
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.110%	2/7/13	8,280	8,280
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,623

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/16 (2)	11,985	13,236
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/13	5,000	5,101
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/14	6,940	7,403
King County WA GO	5.000%	1/1/18	2,000	2,391
King County WA GO	5.000%	7/1/18	7,515	9,100
1 King County WA Sewer Revenue TOB VRDO	0.100%	2/7/13	25,315	25,315
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.100%	2/7/13	8,100	8,100
Spokane County WA School District No. 81 GO	5.125%	6/1/13 (Prere.)	4,985	5,066
1 TES Properties Washington Lease Revenue
TOB VRDO	0.110%	2/7/13	10,120	10,120
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13	5,050	5,152
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	9,437
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	10,105
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,387
Washington COP	3.000%	7/1/13	1,565	1,582
Washington COP	3.000%	7/1/14	1,500	1,552
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,033
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	16,790
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	39,645	48,348
Washington GO	5.000%	2/1/13	5,285	5,285
Washington GO	5.000%	1/1/15 (2)	4,500	4,894
Washington GO	5.000%	1/1/16	5,000	5,637
1 Washington GO TOB VRDO	0.110%	2/7/13	6,325	6,325
1 Washington GO TOB VRDO	0.110%	2/7/13	5,030	5,030
1 Washington GO TOB VRDO	0.110%	2/7/13	6,145	6,145
Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives)	2.000%	2/1/13	1,750	1,750
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.110%	2/7/13	5,000	5,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,482
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,679
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	3.000%	10/1/14	1,000	1,040
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	4.000%	10/1/15	805	873
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,606
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	700	799
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,602
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.100%	2/7/13	27,670	27,670
				278,383

West Virginia (0.4%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,157
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,645	4,770
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,165
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/13	1,300	1,328
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/14	5,150	5,417
West Virginia University Revenue	5.000%	10/1/16	725	833
3 West Virginia University Revenue PUT	0.750%	10/1/14	12,500	12,502
				40,172
Wisconsin (1.3%)
Wisconsin GO	5.000%	5/1/14	6,490	6,872
Wisconsin GO	5.000%	5/1/15	10,000	11,011
Wisconsin GO	4.000%	11/1/16	6,000	6,735
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13	1,000	1,036
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,086
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.130%	2/7/13	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,514
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13	6,000	6,123
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,345
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,620
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	745
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,531
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,395
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	14,500	15,185
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.090%	2/7/13 LOC	11,000	11,000
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College) VRDO	0.110%	2/7/13 LOC	9,965	9,965
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.100%	2/7/13 LOC	3,540	3,540
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.100%	2/7/13 LOC	20,000	20,000

Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.130%	2/1/13 LOC	2,555	2,555
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.100%	2/7/13 LOC	7,000	7,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/16	1,345	1,527
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,343
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	1,500	1,535
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,943
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,766
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	742
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,327
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,080
Wisconsin Transportation Revenue	4.000%	7/1/14	2,500	2,629
Wisconsin Transportation Revenue	5.000%	7/1/14	5,000	5,331
				152,231
Total Tax-Exempt Municipal Bonds (Cost $11,248,009)				11,365,242
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $35,054)	0.100%		35,054,300	35,054
Total Investments (100.5%) (Cost $11,283,063)				11,400,296
Other Assets and Liabilities-Net (-0.5%)				(55,479)
Net Assets (100%)				11,344,817

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $1,763,051,000, representing 15.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2013.
3 Adjustable-rate security.
4 Securities with a value of $920,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,365,242	—
Temporary Cash Investments	35,054	—	—
Futures Contracts—Assets[1]	49	—	—
Total	35,103	11,365,242	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2013	523	68,660	(174)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2013, the cost of investment securities for tax purposes was $11,284,572,000. Net unrealized appreciation of investment securities for tax purposes was $115,724,000, consisting of unrealized gains of $116,427,000 on securities that had risen in value since their purchase and $703,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.9%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,172
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,767
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	4,265
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,909
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,200	7,209
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	8,405
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	8,064
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/19	58,350	69,365
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/20	60,660	71,985
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	62,600	74,125
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	13,595	16,133
Auburn University Alabama General Fee
Revenue	4.000%	6/1/15	2,500	2,705
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	4,214
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,720
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,822
Auburn University Alabama General Fee
Revenue	5.000%	6/1/30	1,000	1,195
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,579
Courtland AL Development Board Pollution
Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,117
Huntsville AL GO	5.000%	3/1/26	2,540	3,060
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,152
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,743
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,261
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,097

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	10,000	10,833
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,933
University of Alabama General Revenue	5.000%	7/1/21	10,530	13,207
University of Alabama General Revenue	5.000%	7/1/22	11,050	13,926
				350,963
Alaska (0.2%)
Alaska GO	5.000%	8/1/23	5,995	7,655
Alaska GO	5.000%	8/1/24	5,000	6,339
Alaska GO	5.000%	8/1/25	4,250	5,355
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,689
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	6,360
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,352
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	4,191
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	15,935	15,992
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	12,755	14,175
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	1,000	1,111
				67,219
Arizona (2.6%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/20 (2)	2,430	2,738
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,743
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/21 (2)	4,310	4,856
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/25	1,770	2,152
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,342
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/27	1,135	1,359
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,957
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,196
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,184
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,520
Arizona COP	5.000%	9/1/25 (4)	10,000	11,025
Arizona COP	5.000%	9/1/27 (4)	5,000	5,470
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	4,040
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,615

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,731
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	7,221
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,568
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	11,155
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	8,333
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.110%	2/7/13 LOC	47,450	47,450
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.100%	2/7/13 LOC	9,500	9,500
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	21,141
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,378
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,291
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	16,023
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	27,394
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	38,100
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	24,535
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	29,683
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	15,316
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,705
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,232
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,528
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,767
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,583
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	13,289
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,790
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	12,279
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,491
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,643
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	8,180	8,727
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	2,000	2,134
Arizona Transportation Board Highway Revenue	5.000%	7/1/15 (Prere.)	9,460	10,498
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	11,537
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,712
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	5,000	6,223
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	6,168
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,336
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,891
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,786
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	2,000	2,364

Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	4,392
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,654
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/30	5,000	6,071
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,784
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,306
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,732
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,705
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,935
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,254
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,155
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,184
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,458
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,246
Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.100%	2/7/13 LOC	41,460	41,460
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/23 (14)	4,235	4,855
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	7,324
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	11,488
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,778
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.100%	2/7/13	11,895	11,895
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,340
Maricopa County AZ Unified School District GO	5.000%	7/1/21	11,915	15,002
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	6,154
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,728
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	12,113
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,611
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/14	5,110	5,434
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,840
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,610
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,904

Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	10,961
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	15,167
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,350
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,236
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	6,034
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22 (14)	5,420	6,035
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,907
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.100%	2/7/13 LOC	2,995	2,995
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	3,025
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	4,200	4,631
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/28	4,890	5,798
Phoenix AZ GO	5.000%	7/1/20	5,150	5,965
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,149
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	5,176
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,525
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,164
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,511
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21	3,500	4,099
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22	3,790	4,484
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23	8,335	9,908
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	4,485	5,347
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25	18,880	22,536
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26	2,645	3,156
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,875
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,370
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,565
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	15,792
Tucson AZ GO	7.375%	7/1/13	3,750	3,858
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,136
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,123
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/29	1,500	1,739
				991,728
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,491

University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,606
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/24	4,330	5,438
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,194
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,491
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,293
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,710
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	2,028
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,922
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	4,074
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	3,086
				31,333
California (11.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,588
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,216
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,997
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	6,306
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	275	276
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	4,500	4,591
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,525	17,556
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	22,998
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	30,065
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	8,219
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.130%	2/7/13	9,325	9,325
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	2,965
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	4,520
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,695
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	8,873
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	12,000	14,472
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	44,535	54,746
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	24,813

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,645
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	30,000	36,611
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	22,630
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,000	12,123
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/13	3,000	3,104
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	2,000	2,173
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	3,070	3,317
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	2,695	3,147
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	5,000	5,798
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	5,000	5,963
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	2,000	2,440
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	28,925	30,820
California Economic Recovery GO	5.000%	7/1/15	41,775	44,555
California Economic Recovery GO	5.000%	7/1/20	29,500	35,965
California Economic Recovery GO	5.250%	7/1/21	50,000	61,291
California GO	5.250%	8/1/13 (Prere.)	19,415	19,904
California GO	5.250%	10/1/13 (14)	5,615	5,804
California GO	5.250%	11/1/13 (Prere.)	9,000	9,339
California GO	5.250%	11/1/13 (Prere.)	7,310	7,585
California GO	5.250%	11/1/13 (Prere.)	10,000	10,377
California GO	5.250%	2/1/14	585	599
California GO	5.000%	6/1/14 (Prere.)	8,580	9,096
California GO	5.000%	8/1/14	6,355	6,803
California GO	5.000%	3/1/15	6,000	6,573
California GO	5.250%	11/1/15	2,915	3,022
California GO	6.000%	2/1/16	1,500	1,743
California GO	5.000%	4/1/16	10,000	11,373
California GO	5.000%	9/1/16	8,000	9,228
California GO	5.000%	3/1/17	3,000	3,506
California GO	5.000%	4/1/17	9,500	11,131
California GO	5.000%	4/1/17	13,050	15,290
3 California GO	0.850%	5/1/17	3,500	3,506
California GO	5.000%	9/1/17	2,800	3,323
California GO	5.000%	10/1/17	20,000	23,791
California GO	5.500%	4/1/18	45,035	55,158
California GO	6.000%	4/1/18	11,480	14,375
California GO	5.000%	9/1/18	33,800	38,710
California GO	5.000%	12/1/18	85	90
California GO	5.500%	4/1/19	5,000	6,250

California GO	5.000%	10/1/19	10,000	12,328
California GO	5.000%	4/1/20	18,000	21,685
California GO	5.000%	8/1/20	18,970	21,859
California GO	5.000%	11/1/20 (14)	5,000	5,882
California GO	5.000%	2/1/21	13,000	13,514
California GO	5.000%	12/1/21	16,365	19,243
California GO	5.000%	3/1/22	6,375	7,133
California GO	5.000%	3/1/22 (2)	9,225	9,936
California GO	5.250%	9/1/22	35,000	44,885
California GO	5.250%	10/1/22	15,000	18,221
California GO	5.000%	3/1/23	36,120	38,826
California GO	5.000%	3/1/23	29,000	32,374
California GO	5.000%	9/1/23	8,000	9,928
California GO	5.125%	11/1/23	7,000	7,240
California GO	5.000%	3/1/24	30,115	33,541
California GO	5.500%	8/1/26	23,665	28,010
California GO	5.250%	10/1/27	26,440	31,799
California GO	5.750%	4/1/29	2,395	2,848
California GO	5.000%	10/1/29	27,000	31,085
California GO	5.250%	3/1/30	29,500	34,883
California GO	5.750%	4/1/31	79,190	93,811
California GO	5.000%	6/1/31	3,000	3,236
California GO	6.500%	4/1/33	54,500	67,765
1 California GO TOB VRDO	0.120%	2/1/13	3,000	3,000
1 California GO TOB VRDO	0.120%	2/1/13	33,900	33,900
1 California GO TOB VRDO	0.280%	2/7/13 (4)	11,000	11,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/13	2,000	2,007
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,295
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.125%	7/1/22	10,715	11,761
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,886
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,481
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	15,805
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,810
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,434
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,567
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,715
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,631
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,582
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,282
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,871
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/27	3,500	4,119

1 California Health Facilities Financing Authority
Revenue (Dignity Health) TOB VRDO	0.160%	2/7/13 LOC	13,000	13,000
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	4,000	4,049
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,062
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,557
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,772
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,210
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,722
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	30,731
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,459
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,410
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,820
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	6,119
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,400
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	12,114
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.110%	2/7/13	23,400	23,400
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	9,000	9,425
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.600%	4/1/14	25,800	25,859
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,728
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,262
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,778
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,700	1,893
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,000	5,537
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	10,044
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,526

California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.450%	4/1/13	10,000	10,000
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,884
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,100	3,197
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	6,111
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,440
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	18,175	21,328
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	8,264
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,868
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	15,004
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	9,200
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	12,266
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/14	8,370	8,852
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15	9,980	10,964
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/16	8,750	9,577
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/17	4,985	5,426
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/18	5,700	6,204
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/19	11,820	12,866
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/20	10,000	10,885
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/21	15,230	16,577
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/22	15,235	16,583
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	6/1/22 (14)	15,045	18,926
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/23	8,765	9,610
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/24	9,650	10,540
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/25	7,500	8,163
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/28	8,145	9,793
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,190
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	16,887
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/29	10,000	11,961

	California Public Works Board Lease Revenue
	(Various Capital Projects)	5.125%	10/1/31	4,250	4,865
	California Public Works Board Lease Revenue
	(Various Capital Projects)	5.000%	4/1/32	9,650	10,979
	California RAN	2.500%	6/20/13	283,365	285,847
	California State University Revenue Systemwide	5.000%	11/1/26	14,775	16,883
	California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,907
	California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,868
	California State University Revenue Systemwide	5.250%	11/1/29	7,790	9,302
	California State University Revenue Systemwide	5.250%	11/1/30	7,960	9,450
	California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,739
	California Statewide Communities Development
	Authority Gas Supply Revenue VRDO	0.090%	2/7/13	9,005	9,005
	California Statewide Communities Development
	Authority Revenue (Cottage Health System
	Obligated Group)	5.250%	11/1/30	8,520	9,830
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	41,475
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,451
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.090%	2/7/13	30,000	30,000
1	California Statewide Communities Development
	Authority Revenue (Lucile Salter Packer) TOB
	VRDO	0.110%	2/7/13	5,000	5,000
	California Statewide Communities Development
	Authority Revenue (Proposition 1A
	Receivables Program)	5.000%	6/15/13	135,500	137,924
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.100%	2/7/13	20,000	20,000
	Cerritos CA Community College District GO	0.000%	8/1/28	1,000	539
	Cerritos CA Community College District GO	5.250%	8/1/28	3,540	4,107
	Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,654
	Cerritos CA Community College District GO	0.000%	8/1/30	1,850	873
	Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,880
	Cerritos CA Community College District GO	0.000%	8/1/31	1,000	446
1	Chabot-Las Positas CA Community College
	District GO TOB VRDO	0.100%	2/7/13 LOC	28,025	28,025
1	Chabot-Las Positas CA Community College
	District GO TOB VRDO	0.100%	2/7/13 LOC	8,725	8,725
	Chula Vista CA Industrial Development Revenue
	(San Diego Gas & Electric Co.)	1.650%	7/1/18	2,800	2,852
	Contra Costa CA Transportation Authority Sales
	Tax Revenue	5.000%	3/1/25	2,000	2,420
[2,3] East Bay CA Municipal Utility District Waste
	Water System Revenue PUT	0.420%	7/8/15	13,500	13,500
	El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,239
	El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,057
	El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,169
	El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,162
	El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,875
	El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,432
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,290
	El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	3,089
	El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,760
	El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,410

El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	4,194
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	4,197
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	666
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	2,168
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	3,713
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	3,398
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	1,829
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,026
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,175
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,621
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,406
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.125%	1/15/19 (14)	5,200	5,208
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/28 (14)	15,000	15,442
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	6,365	6,721
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,663
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,408
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,837
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,500	2,520
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	57,850	59,017
4 Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	79,735	81,476
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/14	9,000	9,459
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/15	6,505	7,027
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/16	12,545	13,915
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/21 (2)	15,000	15,036
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	79,085	74,604
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,477
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,876
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,429
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,241
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	815
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,622
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,251
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,550
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,747
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,845
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,092
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,374

Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,732
Long Beach CA Unified School District GO	5.000%	8/1/28	4,495	5,360
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	8,551
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,968
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	3,115	3,612
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	3,250	3,727
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,690
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	3,250	3,719
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	3,960	4,527
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	15,213
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,933
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	8,081
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,704
Los Angeles CA TRAN	2.000%	2/28/13	43,000	43,057
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,910
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,354
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	14,082
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,635	4,467
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,673
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	11,682
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	26,126
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	34,817
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	27,097
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	7,472
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,666
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,996
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	10,966
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	8,484
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,749
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,534
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,493
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,595
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.110%	2/7/13	4,500	4,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	11,835
2 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17	7,880	9,243
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	6,084
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,912
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,794
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,714
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,318

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,707
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,397
Los Angeles County CA TRAN	2.000%	6/28/13	10,000	10,075
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,598
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	9,395	11,441
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/24	4,250	5,115
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/25	8,410	10,017
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,463
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,381
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,801
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,004
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,322
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	15,141
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,183
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,380
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,541
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,368
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,205
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,796
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,170	10,177
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	10,282
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	12,050
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	11,035
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	6,268
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	3,973
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,551
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	8,402
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	20,053
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	8,030
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	9,123
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,337
Riverside County CA Teeter Notes	2.000%	10/16/13	10,000	10,125
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,119
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,705	5,333
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,186
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/24	720	826
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/26	1,200	1,363
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	9,205
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,848
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,450
Sacramento County CA GO	5.000%	2/1/15	9,190	9,782
Sacramento County CA GO	5.000%	2/1/17	4,650	5,131
Sacramento County CA GO	5.250%	2/1/18	6,140	6,911
Sacramento County CA GO	5.250%	2/1/19	4,940	5,584

Sacramento County CA GO	5.500%	2/1/20	4,700	5,431
Saddleback Valley CA Unified School District
GO	5.000%	8/1/23 (4)	5,460	5,821
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,781
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	10,140
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,657
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,704
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,627
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,996
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,815
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,507
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,111
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	22,014
San Diego CA Community College District GO	5.250%	8/1/33	3,325	4,042
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/13	8,000	8,111
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	12,087
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,313
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	12,980
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	22,503
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	8,493
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,870
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.120%	2/7/13	6,300	6,300
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	15,000	18,024
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	6,068
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,962
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,665
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	4,096
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	5,730	6,685
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	6,270	7,285
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/21 (ETM)	6,000	5,247
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	8,459
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.110%	2/7/13 (13)	4,600	4,600
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,708
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,270
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	30,439

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,507
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,232
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	27,770
2 San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/26	2,250	2,791
2 San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/27	1,410	1,737
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.140%	2/7/13	5,000	5,000
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	1,117
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,323
San Ramon Valley CA Unified School District
GO	5.000%	8/1/14 (Prere.)	12,800	13,697
2 San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	4,213
2 San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,335
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	16,360
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	6,554
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	3,919
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	4,001
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	6,683
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	6,025
Southern California Public Power Authority
Revenue	5.000%	7/1/17	3,000	3,538
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	12,020
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,849
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,815
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,951
1 Sweetwater CA Unified School District GO TOB
VRDO	0.120%	2/7/13 (13)	2,845	2,845
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/30	4,735	5,211
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,570
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	15,583
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,807
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,460
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,421
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,646
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,821
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,494

University of California Revenue	5.000%	5/15/21	10,625	11,771
University of California Revenue	5.500%	5/15/24	14,675	17,734
University of California Revenue	5.000%	5/15/26	12,915	15,626
University of California Revenue	5.000%	5/15/27	5,000	6,020
University of California Revenue	5.000%	5/15/30	2,830	3,354
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	4,284
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	5,348
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	5,011
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	5,073
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	4,807
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,164
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	2,043
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	2,038
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,940
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,806
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,206
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	6,250
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,736
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,438
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,663
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,599
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	4,919
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,037
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,200
				4,538,763
Colorado (1.3%)
Aurora CO COP	5.000%	12/1/19	1,050	1,268
Aurora CO COP	5.000%	12/1/20	2,000	2,387
Aurora CO COP	5.000%	12/1/21	3,505	4,181
Aurora CO COP	5.000%	12/1/22	4,730	5,622
Aurora CO COP	5.000%	12/1/23	4,465	5,287
Aurora CO COP	5.000%	12/1/24	4,215	4,973
Aurora CO COP	5.000%	12/1/25	5,475	6,458
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,156
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,297
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,451
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,584
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,677
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	6,152
Colorado Department of Transportation
Revenue	5.500%	6/15/13 (14)	14,500	14,786

Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,825	42,652
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	12,087
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	57,750
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	14,000	16,301
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,211
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,215
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical
Center of the Rockies)	5.000%	3/1/25	4,900	5,102
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	7,165
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	15,474
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	23,908
Denver CO City & County (Medical Facilities)
GO	5.000%	8/1/14	7,065	7,232
Denver CO City & County Airport Revenue	5.000%	11/15/16 (14)	5,000	5,772
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,847
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,860	4,847
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	18,316
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,981
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,727
Denver CO City & County School District No. 1
GO	5.000%	12/1/25	1,000	1,214
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	21,837
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,881
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	7,190
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	12,503
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	20,677
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	5,000	3,552
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	12,670
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,668
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,000	2,231
Moffat County CO Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.100%	2/7/13 LOC	5,900	5,900
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/23	5,665	7,074

Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	6,187
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	7,234
1 Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project) TOB
VRDO	0.110%	2/7/13	5,105	5,105
University of Colorado Enterprise System
Revenue	5.000%	6/1/15 (Prere.)	6,515	7,206
University of Colorado Enterprise System
Revenue	5.000%	6/1/20 (14)	5,785	6,742
University of Colorado Enterprise System
Revenue	5.000%	6/1/21 (14)	90	99
University of Colorado Enterprise System
Revenue	5.500%	6/1/24	2,000	2,446
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,250	1,514
University of Colorado Enterprise System
Revenue	5.500%	6/1/26	2,750	3,348
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,085	2,514
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,480	2,973
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,445	2,917
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,720	3,238
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,850	2,202
University of Colorado Enterprise System
Revenue	5.000%	6/1/32	1,950	2,309
University of Colorado Enterprise System
Revenue	5.000%	6/1/33	3,155	3,719
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	7,017
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	11,852
University of Colorado Hospital Authority
Revenue VRDO	0.100%	2/7/13 LOC	14,730	14,730
				518,615
Connecticut (1.3%)
Connecticut Development Authority Pollution
Control Revenue (Connecticut Light & Power
Co. Project)	4.375%	9/1/28	5,000	5,459
Connecticut GO	5.000%	4/15/13	9,745	9,842
Connecticut GO	5.000%	11/1/13	10,000	10,360
Connecticut GO	5.500%	12/15/13	1,705	1,784
Connecticut GO	5.000%	4/15/14	13,690	14,474
Connecticut GO	4.000%	9/15/14	7,705	8,167
Connecticut GO	5.500%	12/15/14	7,700	8,443
Connecticut GO	5.000%	4/15/15	2,325	2,556
Connecticut GO	5.000%	4/15/15	16,155	17,760
Connecticut GO	5.000%	5/1/15	1,865	2,054
3 Connecticut GO	0.600%	5/15/15	5,000	5,000
Connecticut GO	5.000%	11/1/15	5,000	5,610
Connecticut GO	5.000%	12/1/15 (14)	6,700	7,112
Connecticut GO	5.000%	12/15/15	14,345	16,167

Connecticut GO	5.000%	4/15/16	13,725	15,608
3 Connecticut GO	0.750%	5/15/16	8,400	8,461
3 Connecticut GO	0.750%	5/15/16	5,000	4,988
3 Connecticut GO	0.870%	5/15/17	5,000	5,009
Connecticut GO	5.000%	11/1/17	7,750	9,246
Connecticut GO	4.000%	12/1/17	2,815	3,234
3 Connecticut GO	1.020%	5/15/18	14,000	14,031
Connecticut GO	5.000%	6/1/18	15,000	18,075
Connecticut GO	5.000%	12/15/18	11,000	12,768
Connecticut GO	5.000%	6/1/19	22,100	27,020
3 Connecticut GO	1.350%	4/15/20	17,000	17,226
Connecticut GO	5.000%	11/1/20	4,970	6,208
Connecticut GO	5.000%	11/1/21	5,000	6,282
Connecticut GO	5.000%	4/15/22	6,005	7,552
Connecticut GO	5.000%	6/1/22	8,010	10,088
Connecticut GO	5.000%	9/15/22	6,830	8,630
Connecticut GO	5.000%	6/1/23	5,000	6,216
Connecticut GO	5.000%	11/1/23	10,000	12,282
Connecticut GO	5.000%	10/15/24	10,805	13,386
Connecticut GO	5.000%	11/1/26	9,250	11,196
Connecticut GO	5.000%	4/15/32	4,000	4,735
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,443
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,488
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	10,020
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/13	2,970	3,078
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	12,000	12,581
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/14	7,315	7,924
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	8,457
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	14,227
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	12,809
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	24,096
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	14,681
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	10,135
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	27,815	34,135
				510,103
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,700
Delaware GO	5.000%	10/1/16	19,895	23,096
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/13	3,875	3,953
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	11,647
University of Delaware Revenue	5.000%	11/1/18	1,000	1,224

University of Delaware Revenue	5.000%	11/1/22	1,000	1,200
				44,820
District of Columbia (0.6%)
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,926
District of Columbia GO	5.000%	6/1/13 (Prere.)	10,880	11,054
District of Columbia GO	0.000%	6/1/14 (14)	16,650	16,433
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,259
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,886
District of Columbia GO	5.000%	6/1/21 (4)	10,380	12,173
District of Columbia Revenue (American
University) VRDO	0.100%	2/7/13 LOC	21,100	21,100
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	6,310
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,499
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	7,361
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,904
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	27,079
District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.100%	2/7/13	26,000	26,000
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.100%	2/7/13 LOC	20,400	20,400
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	11,416
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	6,086
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,921
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	7,695	9,113
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.100%	2/7/13	8,330	8,330
				233,250
Florida (7.0%)
2 Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,894
2 Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,896
2 Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,462
2 Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,751
2 Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,074
2 Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,132
2 Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,866
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	5,202
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,418
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,695
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,366
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,224

Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,816
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,843
Broward County FL GO	5.000%	1/1/20	9,185	11,310
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,173
Broward County FL School Board COP	5.250%	7/1/13 (Prere.)	4,155	4,242
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	14,478
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/22	10,650	13,413
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/23	2,000	2,349
1 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.100%	2/7/13	3,800	3,800
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/14 (14)	35,000	36,631
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,272
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	70,000	76,424
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	11,216
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	17,946
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	23,000	26,490
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/16	50,000	56,081
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,451
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,896
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,094
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	8,760
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	5,031
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	6,000	6,176
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	10,240	10,540
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	11,968
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,769
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,429
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	13,989
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	12,901
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	17,072
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	12,477
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	13,399
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,922
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	15,415
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	16,718
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	16,185
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	18,102
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,720	3,780
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,815	3,876
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13 (Prere.)	5,040	5,169

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,395	8,529
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	3,845	3,910
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	5,045	5,130
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	3,910	4,157
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,005	4,258
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,105	4,539
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	7,295	7,482
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	6,126
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,205	4,650
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,565
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/20	26,350	28,978
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	4,088
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,842
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,842
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	6,035
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	5,635	6,896
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,568
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	9,560
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/27	2,600	3,024
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/30	15,000	17,892
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,935
Florida Department of Environmental Protection
& Preservation Revenue	5.500%	7/1/13 (4)	11,920	12,180
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	9,540
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,933
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	10,336
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,045	11,088
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	11,798
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,000	11,039

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,743
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	10,853
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	12,277
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	11,608
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	11,292
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	12,896
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	6,180
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	13,307
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	12,426
Florida Department of General Services Division
Facilities Management Revenue (Florida
Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,138
Florida Department of Transportation GO	5.000%	7/1/13 (Prere.)	10,000	10,284
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,704
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,319
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,102
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	38,000	38,757
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	14,000	14,917
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	50,000	56,611
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	12,167
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	14,357
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,548
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/18	3,630	4,347
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/19	3,535	4,275
Florida Municipal Power Agency Revenue
(Stanton Project)	5.500%	10/1/13 (4)	3,905	3,922
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,506
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,695
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,367
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	10,000	10,293
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,670
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,590
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,628
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,456
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	3,061
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,706
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,407
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	8,320
Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,971

1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.130%	2/7/13	12,000	12,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	921
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	140
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	163
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	292
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	213
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,526
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,893
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,589
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,387
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,633
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,110
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	875	971
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,336
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,560
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,572
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,108
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	135	150
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,386

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,105
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	740	818
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	500	551
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,445
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,682
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,760
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,183
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	4,017
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,395
2 Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,800	14,582
2 Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	12,500	14,168
2 Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,344
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,289
Hillsborough County FL School Board (Master
Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,644
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	12,000	14,172
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	16,432
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	10,000	11,674
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,977
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,946
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,391
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	4,867
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,995
2 Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,000	2,517
2 Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	4,210	5,277
2 Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	747
2 Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	924

2 Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	1,740	2,167
2 Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	8,633
2 Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,421
2 Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	5,365
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,511
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,388
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	2/7/13	9,205	9,205
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	2/7/13	9,025	9,025
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/17	6,000	7,089
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19 (14)	5,000	5,474
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (14)	5,000	5,474
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	7,207
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	17,495	20,356
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.100%	2/7/13	36,940	36,940
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,150
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,360
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,677
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,966
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,792
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,908
Jacksonville FL Special Revenue	5.000%	10/1/21	2,000	2,459
Jacksonville FL Special Revenue	5.000%	10/1/22	1,500	1,852
Jacksonville FL Special Revenue	5.000%	10/1/23	2,500	3,103
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,452
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,648
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,051
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/18 (4)	3,000	3,604
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,449
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,238
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	545
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,114
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,335
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,670
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,145
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.100%	2/7/13 LOC	1,280	1,280
Manatee County FL School District Sales Tax
Revenue	5.000%	10/1/13 (2)	5,140	5,288
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	5.000%	11/15/20	1,250	1,418

Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	5.000%	11/15/21	2,000	2,257
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	5.000%	11/15/22	2,000	2,253
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	5.000%	11/15/23	2,250	2,511
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	5.000%	11/15/29	1,325	1,458
1 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.140%	2/7/13	7,875	7,875
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,114
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,720
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	3,070
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,893
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	7,477
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	8,143
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,511
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	6,224
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.110%	2/7/13 (4)	5,620	5,620
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	14,516
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	11,509
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,305
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,888
Miami-Dade County FL School Board COP	5.000%	2/1/13 (ETM)	5,175	5,175
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,223
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,438
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,794
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,526
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	6,019
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,683
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,971
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	29,649
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,797
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	32,532
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	16,635
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,580
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	15,179
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,924
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	11,219
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,324
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	2,750	3,254

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	13,390
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,500	2,939
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	10,265
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,000	11,540
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,000	13,698
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,566
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	15,183
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	10,000	11,308
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,724
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,418
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	9,304
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	5,250	6,096
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,901
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	24,682
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,533
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,526
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,255
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/29	11,000	12,594
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,901
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,537
Orange County FL School Board COP	4.500%	8/1/26	8,400	9,231
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,599
Orange County FL School Board COP VRDO	0.100%	2/7/13 LOC	23,310	23,310
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,926
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	22,089
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	17,530
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	18,890
Orange County FL Tourist Development
Revenue	5.000%	10/1/27 (2)	12,630	13,831
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/13 (ETM)	5,000	5,098
Orlando & Orange County FL Expressway
Authority Revenue	5.250%	7/1/13 (Prere.)	4,000	4,082
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	9,078
2 Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/29	4,590	5,409

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	4,012
2 Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	23,030	26,867
2 Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	14,875	17,295
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/20	2,000	2,487
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/21	3,585	4,497
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/21	5,000	6,371
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/22	4,750	5,982
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	4,161
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	5,038
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	9,500	9,819
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	4,500	4,871
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,141
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,754
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	7,087
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,903
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,817
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	7,044
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	7,200
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	15,000	17,810
1 Palm Beach County FL Solid Waste Authority
Revenue TOB VRDO	0.100%	2/7/13	6,400	6,400
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,779
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	7,500	8,858
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,552
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,386
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,193
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,766
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,279
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,643
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,784
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,141
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	10,107
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,391
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,395
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,585
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	9,170
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.200%	2/7/13	10,000	10,000

St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,700
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,903
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,329
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.100%	2/7/13 LOC	7,750	7,750
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,518
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,281
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.250%	12/1/20	10,000	10,038
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,912
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,447
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,652
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/19	3,580	4,320
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/21	18,420	21,828
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/22	13,395	15,699
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	14,686	16,719
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,153
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,244
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,146
Tampa FL Hospital Revenue	5.000%	7/1/25	1,000	1,138
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,693
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,123
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	15,100	16,891
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,675	2,992
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,263
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	9,450	10,571
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	11,355	12,702
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	13,470	15,068
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,593
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,593
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,833
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,701
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,249
				2,719,147

Georgia (2.9%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,783
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,822
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,203
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,374
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,706
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,908
Atlanta GA Airport Revenue	5.000%	1/1/25	1,210	1,446
Atlanta GA Airport Revenue	5.000%	1/1/25	1,900	2,271
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,900
Atlanta GA Airport Revenue	5.000%	1/1/26	1,400	1,662
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,643
Atlanta GA Airport Revenue	5.000%	1/1/27	3,430	4,054
Atlanta GA Airport Revenue	5.000%	1/1/28	2,040	2,395
Atlanta GA Airport Revenue	5.000%	1/1/30	6,410	7,257
Atlanta GA Airport Revenue	5.000%	1/1/32	2,040	2,359
Atlanta GA Airport Revenue	5.000%	1/1/32	3,980	4,602
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	6,131
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	4,027
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	8,157
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,476
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,594
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,261
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,798
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,731
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	20,547
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,559
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,893
Carroll County GA School District GO	4.000%	4/1/14	1,400	1,460
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,396
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,401
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/28	4,000	4,758
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/29	3,500	4,126
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/30	2,500	2,942
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,215
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,520
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19	1,910	2,213
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,000	1,181
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,979
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,314
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,163
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,885

DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,461
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,662
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,720
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,824
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/25	1,250	1,512
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,632
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,699
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	13,242
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	7,112
Georgia GO	5.000%	10/1/13	20,095	20,739
Georgia GO	5.000%	7/1/14	7,800	8,324
Georgia GO	5.000%	7/1/14	16,550	17,661
Georgia GO	5.000%	7/1/14	7,290	7,779
Georgia GO	5.500%	7/1/14	10,750	11,548
Georgia GO	5.000%	10/1/14	18,385	19,832
Georgia GO	5.000%	7/1/15	28,875	32,066
Georgia GO	5.000%	7/1/15	15,000	16,658
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	7,911
Georgia GO	5.000%	10/1/15	16,495	18,496
Georgia GO	5.000%	12/1/15	10,000	11,285
Georgia GO	5.000%	7/1/16	30,320	34,880
Georgia GO	5.000%	7/1/16	8,625	9,922
Georgia GO	5.000%	7/1/16	2,705	3,112
Georgia GO	5.000%	7/1/16	18,290	21,041
Georgia GO	5.000%	7/1/16	5,300	5,878
Georgia GO	5.000%	5/1/17	2,400	2,835
Georgia GO	5.000%	11/1/17	5,590	6,707
Georgia GO	5.000%	7/1/18	4,800	5,845
Georgia GO	5.000%	7/1/19	10,050	12,468
Georgia GO	5.000%	7/1/19	19,745	24,496
Georgia GO	5.000%	7/1/19	16,515	20,489
Georgia GO	5.000%	7/1/20	14,920	18,787
Georgia GO	5.000%	9/1/20	10,000	12,625
Georgia GO	5.000%	11/1/20	9,240	11,695
Georgia GO	5.000%	9/1/21	12,725	16,237
Georgia GO	5.000%	1/1/22	9,415	12,011
Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	9,420	10,485
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	7,910	9,716
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	14,674
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/23	2,505	3,084
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,000	4,873
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,572
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,185
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	29,080
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	17,765

Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	23,404
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	29,674
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	19,046
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	3,082
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/15	7,915	8,814
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,655
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,426
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,380	6,901
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,035	2,293
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	27,860
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	5,000	5,745
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	43,093
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,675	12,328
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19	3,930	4,782
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,105
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) VRDO	0.100%	2/7/13 LOC	12,000	12,000
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,594
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	4,134
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,211
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,596
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,788
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	18,043
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	17,153
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,625
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	3,904
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	62,414
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	7,382
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/18	5,000	5,871
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	9,181
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,904
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,875
South Fulton GA Municipal Regional Water &
Sewer Authority Water Revenue VRDO	0.110%	2/7/13 LOC	26,285	26,285
				1,138,905
Hawaii (0.8%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	19,767
Hawaii GO	5.000%	10/1/14 (Prere.)	3,000	3,232

Hawaii GO	5.000%	10/1/14 (Prere.)	7,000	7,542
Hawaii GO	5.000%	10/1/14 (Prere.)	5,000	5,387
Hawaii GO	5.000%	6/1/16	4,295	4,914
Hawaii GO	5.000%	11/1/16	8,275	9,604
Hawaii GO	5.000%	7/1/17 (2)	45,035	49,822
Hawaii GO	5.000%	12/1/18	9,250	11,296
Hawaii GO	5.000%	12/1/20	4,480	5,602
Hawaii GO	5.000%	11/1/22	26,155	33,074
Hawaii GO	5.000%	12/1/22	10,000	12,482
Hawaii GO	5.000%	11/1/23	14,755	18,484
Hawaii GO	5.000%	11/1/24	32,730	40,693
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,762
Hawaii GO	5.000%	11/1/25	7,500	9,279
Hawaii GO	5.000%	12/1/31	10,000	11,953
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,635
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,483
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,141
Honolulu HI City & County GO	5.000%	11/1/21	4,000	5,051
Honolulu HI City & County GO	5.000%	11/1/22	2,500	3,174
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,809
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,385
Honolulu HI City & County GO	5.000%	11/1/23	10,000	12,527
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,515
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,999
				299,612
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,375
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,179
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.120%	2/7/13	2,800	2,800
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	12,050	14,484
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,203
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,969
				32,010
Illinois (6.3%)
Bartlett IL Special Service Area No. 1 (Bluff City
LLC) GO VRDO	0.110%	2/7/13 LOC	10,160	10,160
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,485
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	1,985	2,275
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,987
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,948
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,886
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,735
Chicago IL Board of Education GO	5.000%	12/1/19	2,600	3,086
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	7,009
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	6,198
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,100	22,777
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,676
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,716
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	14,097
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	22,500	11,797
Chicago IL Board of Education GO	0.000%	12/1/31 (14)(3)	4,500	2,023
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	27,180	12,220
Chicago IL Board of Education GO	5.000%	12/1/33	20,030	22,369
Chicago IL Board of Education GO	5.000%	12/1/34	9,245	10,300

Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,625
Chicago IL GO	5.500%	1/1/17 (4)	18,430	21,209
Chicago IL GO	5.000%	1/1/18 (4)	17,530	18,886
Chicago IL GO	5.000%	1/1/18	1,525	1,762
Chicago IL GO	5.000%	1/1/19	3,825	4,488
Chicago IL GO	5.000%	1/1/21	5,490	6,156
Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,923
Chicago IL GO	5.000%	12/1/21	5,730	6,806
Chicago IL GO	0.000%	1/1/22	4,750	3,588
Chicago IL GO	0.000%	1/1/23	4,900	3,480
Chicago IL GO	5.000%	1/1/23	10,585	12,140
Chicago IL GO	5.000%	12/1/23	7,000	8,131
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,899
Chicago IL GO	0.000%	1/1/27	7,000	4,001
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,972
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,454
1 Chicago IL GO TOB VRDO	0.150%	2/7/13	5,400	5,400
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	41,560
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,090
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,668
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,641
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,200	4,873
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,925
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	10,235
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	25,746
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	21,131
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	17,596
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,520
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	21,023
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,625
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,625
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	4,092
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,416
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,406
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,664
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,285
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	15,898
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	11,781
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,604
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,965
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	3,183
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/13	4,000	4,056
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/14	4,200	4,426
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/15	6,060	6,600
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,869
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,486
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,754
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,688

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,519
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,668
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	12,336
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	9,202
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	34,216
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	14,364
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	33,011
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	11,989
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	11,785
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	7,355
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,341
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	20,792
Chicago IL Water Revenue	5.000%	11/1/23	1,670	2,031
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,814
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,402
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,389
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,900
Chicago IL Water Revenue	5.000%	11/1/30	3,590	4,193
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,496
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,474
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,305
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,219
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,181
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,931
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,624
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	3,058
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,741
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,624
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,875
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,759
Cook County IL GO	5.000%	11/15/18	8,000	9,529
Cook County IL GO	5.000%	11/15/20	7,500	8,858
Cook County IL GO	5.000%	11/15/21	5,410	6,318
Cook County IL GO	5.250%	11/15/28	35,500	42,021
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,254
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,393
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,461
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,813
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,285
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,696
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,773

Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.110%	2/7/13 LOC	20,000	20,000
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	10,000	10,301
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,922
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,799
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,357
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,617
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	11,559
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/23	3,000	3,661
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	4.375%	7/1/14	7,500	7,877
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/1/20	6,500	7,924
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.110%	2/7/13	48,840	48,840
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,461
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	11,758
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.220%	2/7/13 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.220%	2/7/13 (12)	15,000	15,000
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	16,535
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	8,229
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,725	21,254
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	16,944
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.110%	2/7/13 LOC	12,000	12,000
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	24,003
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.100%	2/7/13 LOC	29,300	29,300
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.250%	8/15/36	6,500	7,055
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	10,425
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	4,257
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,756
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,833
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,916

Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	2,000
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	2,092
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,180
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,960
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.100%	2/7/13 LOC	28,700	28,700
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,382
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,553
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.120%	2/1/13	9,865	9,865
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,346
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,357
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,473
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	34,070	39,597
Illinois Finance Authority Revenue (Presbyterian
Homes) VRDO	0.110%	2/7/13 LOC	13,100	13,100
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/23 (14)	5,000	5,469
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/28 (14)	3,000	3,400
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	11/1/29	7,000	8,503
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,607
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,856
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/18	3,555	4,212
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	13,935
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,829
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	11,725
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/17	1,415	1,684
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,472
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,918
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	6,342
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,613
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	4,215

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	5,256
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	5,055
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	6,217
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	6,245
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,231
Illinois GO	5.000%	6/1/13 (Prere.)	780	792
Illinois GO	5.500%	8/1/13 (14)	14,005	14,354
Illinois GO	5.250%	10/1/13 (Prere.)	29,600	30,583
Illinois GO	5.250%	10/1/14	10,400	10,728
Illinois GO	5.000%	1/1/15	6,050	6,502
Illinois GO	5.000%	1/1/16	2,010	2,219
Illinois GO	5.000%	1/1/16	7,500	8,280
Illinois GO	5.000%	8/1/16	40,000	44,804
Illinois GO	5.000%	1/1/17	22,985	25,847
Illinois GO	5.000%	3/1/17	1,550	1,750
Illinois GO	5.000%	8/1/17	8,760	9,984
Illinois GO	5.000%	1/1/19	15,475	17,857
Illinois GO	5.000%	1/1/20 (4)	8,635	9,986
Illinois GO	5.000%	8/1/20	23,000	26,631
Illinois GO	5.000%	1/1/21 (4)	21,470	24,435
Illinois GO	5.250%	1/1/21	7,425	8,663
Illinois GO	5.000%	8/1/21	25,000	28,887
Illinois GO	5.000%	1/1/22	2,740	3,078
Illinois GO	5.000%	8/1/22	12,500	14,450
Illinois GO	5.000%	8/1/23	17,000	19,627
Illinois GO	5.000%	11/1/24 (2)	5,000	5,326
Illinois GO	5.000%	4/1/26 (2)	12,600	13,224
Illinois GO	5.000%	6/1/26	120	122
Illinois GO	5.000%	6/1/26	5,100	5,537
Illinois GO	5.000%	6/1/27 (14)	4,000	4,053
Illinois GO	5.000%	3/1/28	5,500	5,715
Illinois GO	5.000%	9/1/31	2,500	2,702
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,080
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,665
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,556
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	15,504
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.100%	2/7/13	8,575	8,575
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,582
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	14,369
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,913
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	7,292
Illinois Sales Tax Revenue	5.000%	6/15/20	5,225	6,299
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	12,053
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,681
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	25,182
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,639
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	22,498

Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,473
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,832
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.110%	2/7/13	5,330	5,330
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.110%	2/7/13	14,305	14,305
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	15,000	17,159
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/16	2,650	2,982
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	5,205	6,055
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,676
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	12,000	13,226
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,000	3,253
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,479
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,322
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	4,546
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.110%	2/7/13	6,000	6,000
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,587
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	10,752
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	33,661
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,711
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	14,781
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	22,887
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	15,948
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	18,890
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	6,543
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	3,674
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	14,952
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	25,685	30,060
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/14 (12)	2,800	2,745
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,701

Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,716
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,157
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,866
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,821
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	27,000	32,121
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	12,009
Southwestern IL Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,184
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,963
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,335
Springfield IL Water Revenue	5.000%	3/1/31	2,000	2,323
Springfield IL Water Revenue	5.000%	3/1/32	2,000	2,325
University of Illinois (Utility Infrastructure Project)
COP VRDO	0.100%	2/7/13	32,400	32,400
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	14,656
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	4,094
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	7,069
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,669
1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.140%	2/7/13	14,300	14,300
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	2,085
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	9,595
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	4,076
				2,465,060
Indiana (1.3%)
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,530
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	3,012
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,946
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/25 (14)	2,875	3,082
Indiana Development Finance Authority
Educational Facilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.100%	2/7/13 LOC	3,400	3,400
Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.100%	2/7/13 LOC	5,200	5,200
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/15	3,865	4,265
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17	3,315	3,876
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18	4,085	4,890

Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,671
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,954
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	5,066
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	4,023
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,333
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,730
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,289
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,622
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.090%	2/7/13 LOC	2,400	2,400
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,528
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,910
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,889
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,878
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,869
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,362
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,818
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,422
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,156
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	1,000	1,139
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,131
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,594
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	2/1/13	3,700	3,700

Indiana Finance Authority Revenue (Marion
General Hospital) VRDO	0.100%	2/7/13 LOC	9,565	9,565
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	2,150	2,591
1 Indiana Finance Authority Revenue (State
Revolving Fund) TOB VRDO	0.100%	2/7/13	13,035	13,035
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	7,121
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,893
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,435
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,888
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,806
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,199
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	15,392
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	20,138
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	9,173
1 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
TOB VRDO	0.130%	2/7/13	12,750	12,750
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,606
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,433
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	3,036
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,112
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,876
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,666
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	8,066
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,390
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,699
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,519
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,208
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,195
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,412
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,856
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,799
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,155
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,265
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,588
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,865
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,921
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	10,333

Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	8,340
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,682
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,231
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,461
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,343
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,433
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	5,210
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,255
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,944
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	5,294
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	5,238
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,812
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	14,159
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	12,556
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,795
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	41,705	43,004
				494,428
Iowa (0.2%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/29	2,000	2,260
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/31	2,000	2,268
Des Moines IA Independent Community School
District School Infrastructure Revenue	5.000%	6/1/19	3,400	3,992
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	15,222
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,254
Iowa GO	5.500%	2/15/13 (14)	8,945	8,963
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	7,139
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	7,465
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,413
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,565
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,775

Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,655
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,588
				78,559
Kansas (0.3%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	4,113
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	4,119
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,129
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,092
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,176
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,711
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	3,207
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,706
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	12,243
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	8,227
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,771
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,715
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,198
Leavenworth County KS Unified School District
GO	4.500%	9/1/18 (12)	1,030	1,210
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,178
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	712
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,311
Leavenworth County KS Unified School District
GO	4.750%	3/1/21 (12)	1,165	1,376
Leavenworth County KS Unified School District
GO	4.750%	9/1/21 (12)	1,265	1,488
Leavenworth County KS Unified School District
GO	5.000%	3/1/22 (12)	1,060	1,255
Leavenworth County KS Unified School District
GO	5.000%	9/1/22 (12)	1,360	1,604
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,132

University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,689
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,684
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,684
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,615
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,743
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16	1,000	1,141
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.250%	11/15/24	5,000	5,820
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/28	6,000	7,080
				104,129
Kentucky (0.7%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	6,093
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	17,330
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,566
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,097
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,699
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,313
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,298
Kentucky Property & Building Commission
Revenue	5.250%	10/1/13 (4)	14,965	15,451
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,680
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,377
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	10,128
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	14,880	17,963
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	8,553
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	6,090
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,436
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	5,330
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	45,000	54,359

Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	7,329
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	6,043
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,883
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,834
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	11,618
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	8,300
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	8,271
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	23,907
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	14,500	14,759
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	16,970
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	10,307
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,368
				286,352
Louisiana (1.1%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/23 (12)	5,165	6,146
Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,208
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,141
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,166
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,216
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,168
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,156
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18 (2)	14,470	16,063
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (2)	20,000	21,983
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,958
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,900
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	6,870

Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/19	8,745	10,703
Louisiana GO	5.000%	8/1/14 (14)	22,880	24,493
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,780
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	28,812
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	11,160
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	30,475
Louisiana GO	5.000%	11/15/17	10,000	11,941
Louisiana GO	5.000%	11/15/17	17,040	20,347
Louisiana GO	5.000%	11/15/18	18,500	22,568
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,306
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,866
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,333
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,999
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,182
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,626
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	18,068
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	6,115
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,379
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,686
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,750
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/31	2,485	2,892
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,346
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,684
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	16,157
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/23	1,585	1,894
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,526
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	6,432
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	5,881
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,414

New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	2,005
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,889
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,144
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,689
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,764
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,492
New Orleans LA GO	5.000%	12/1/23	2,250	2,652
New Orleans LA GO	5.000%	12/1/24	2,500	2,911
New Orleans LA GO	5.000%	12/1/25	2,500	2,875
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,384
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,622
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,660
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	17,750	19,580
				413,457
Maine (0.0%)
Maine GO	4.000%	6/1/13	1,640	1,661
Maine GO	5.000%	6/1/16	3,770	4,320
Maine Turnpike Authority Turnpike Revenue	5.000%	7/1/33	1,125	1,327
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,170
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,160
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,166
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,840
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,137
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,947
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,347
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,424
				18,499
Maryland (1.5%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/14 (Prere.)	1,365	1,474
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/14 (Prere.)	2,185	2,360
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/24	2,000	2,485
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,915
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,511
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,101
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,885
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,287
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,479
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,266
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,872
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,367
Howard County MD GO	5.000%	8/15/17	3,330	3,968
Howard County MD GO	5.000%	8/15/20	14,125	17,774
Howard County MD GO	5.000%	8/15/21	14,440	18,361
Howard County MD GO	5.000%	8/15/24	4,500	5,570
Maryland Department of Transportation
Revenue	5.000%	6/1/15	1,825	2,021
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	7,317
Maryland GO	5.000%	2/15/13	58,765	58,876
Maryland GO	5.000%	8/1/13	10,685	10,942
Maryland GO	5.000%	8/1/15	3,225	3,593

Maryland GO	5.000%	8/1/15	19,620	21,859
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	16,977
Maryland GO	5.000%	3/1/16	2,900	3,298
Maryland GO	5.000%	8/1/16	10,000	11,538
Maryland GO	5.000%	8/1/16	1,100	1,269
Maryland GO	5.000%	8/1/16	1,010	1,165
Maryland GO	4.000%	8/15/16	3,025	3,389
Maryland GO	5.000%	3/1/17	3,440	4,043
Maryland GO	5.000%	8/1/17	20,000	23,815
Maryland GO	5.000%	3/15/18	37,780	45,639
Maryland GO	4.500%	8/1/18	55,000	65,654
Maryland GO	5.000%	8/1/18	23,710	28,938
Maryland GO	5.000%	11/1/18	7,230	8,882
Maryland GO	5.000%	3/15/19	2,625	3,235
Maryland GO	5.000%	3/15/19	15,935	19,641
Maryland GO	5.000%	8/1/19	2,315	2,877
Maryland GO	5.000%	11/1/19	10,655	13,313
Maryland GO	5.000%	3/15/20	10,000	12,531
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	958
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/22	1,650	1,980
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	1,070
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/24	1,355	1,600
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/25	1,000	1,171
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/26	1,100	1,286
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	3,500	3,821
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,169
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,173
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,134
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,345
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,412
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,896

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,973
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,664
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,301
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	992
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,417
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	10,240
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	13,917
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,837
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,570
Maryland Transportation Authority GAN	5.000%	3/1/17	2,070	2,425
Maryland Transportation Authority GAN	5.250%	3/1/17	4,950	5,849
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,955
Montgomery County MD GO	5.000%	7/1/15	15,000	16,658
Montgomery County MD GO	5.000%	7/1/16	1,500	1,726
Montgomery County MD GO	5.000%	7/1/17	4,000	4,751
Montgomery County MD GO	5.000%	7/1/17	3,460	4,109
Montgomery County MD GO	5.000%	7/1/18	1,075	1,309
Montgomery County MD GO	5.000%	7/1/21	2,275	2,896
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,351
Prince Georges County MD GO	5.000%	9/15/22	1,500	1,889
University System of Maryland Auxiliary Facility
& Tuition Revenue	5.000%	4/1/21	5,620	7,094
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	14,500	17,176
				599,601
Massachusetts (3.9%)
Boston MA GO	5.000%	4/1/16	3,410	3,889
Boston MA GO	5.000%	8/1/17	5,035	5,995
Boston MA GO	5.000%	2/1/22	4,235	5,397
Boston MA GO	5.000%	2/1/23	4,760	5,995
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	1,100	1,145
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	18,468
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18	2,000	2,448
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/13	41,006	41,005
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.100%	2/7/13	6,200	6,200
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,505
Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,669

Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,456
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,666
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,731
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	7,181
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,919
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,214
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	17,355
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,748
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,612
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,385
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,396
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,048
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,442
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,555
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,704
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,821
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,248
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,318
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	11,176
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	8,216
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	16,946
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.100%	2/7/13 LOC	30,610	30,610
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,690	3,007
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.110%	2/7/13 LOC	11,035	11,035
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	4,098
Massachusetts GO	5.000%	11/1/13	8,000	8,289
Massachusetts GO	5.500%	11/1/13 (3)	8,905	9,260
3 Massachusetts GO	0.480%	9/1/14	14,545	14,580
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,272
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,095
Massachusetts GO	5.000%	1/1/15	1,500	1,632

3 Massachusetts GO	0.500%	2/1/15	7,500	7,499
Massachusetts GO	5.000%	8/1/15	11,745	13,065
Massachusetts GO	5.250%	8/1/15	5,000	5,593
Massachusetts GO	5.000%	9/1/15	14,360	16,026
3 Massachusetts GO	0.390%	2/1/16	40,060	40,060
Massachusetts GO	5.250%	8/1/16	5,615	6,510
3 Massachusetts GO	0.620%	9/1/16	2,000	2,000
Massachusetts GO	5.000%	9/1/16	7,710	8,898
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	59,118
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	28,968
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	86,312
Massachusetts GO	5.000%	8/1/17	24,060	28,506
Massachusetts GO	5.500%	11/1/17	10,000	12,165
Massachusetts GO	5.500%	11/1/17 (14)	20,100	24,452
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,516
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,192
Massachusetts GO	5.500%	10/1/18	9,500	11,817
Massachusetts GO	5.500%	10/1/20 (14)	11,065	14,228
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,684
Massachusetts GO	5.250%	8/1/21	20,870	26,688
Massachusetts GO	5.000%	4/1/27	28,000	33,710
Massachusetts GO	5.000%	4/1/29	26,675	31,855
1 Massachusetts GO TOB VRDO	0.120%	2/1/13	7,900	7,900
Massachusetts GO VRDO	0.120%	2/1/13	6,700	6,700
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,680
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	19,139
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,943
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,385
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	4,040
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,261
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,529
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,704
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,324
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,323
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.110%	2/7/13	10,000	10,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.130%	2/7/13	24,315	24,315
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,815
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	7,206
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,502
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,680	4,363

Massachusetts Port Authority Revenue	5.000%	7/1/32	2,750	3,245
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,131
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,368
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,555	3,971
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	5,379
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	22,955	25,643
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	11,157
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	45,908
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	7,596
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18	20,000	24,292
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	14,540	18,463
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	20,000	25,029
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	40,660	50,483
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	6,147
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	40,127
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	1,105	1,213
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.120%	2/1/13	3,870	3,870
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	9,082
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	6,085
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/21 (14)	6,875	8,324
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	29,860	37,951
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	14,077
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	17,173
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	11,059
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	10,635	12,909
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	14,179
Massachusetts Water Pollution Abatement Trust
Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,611
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	37,515	44,402
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	26,567

Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	3,300	4,321
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,819
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,973
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	4,181
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,943
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,377
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.420%	2/7/13 LOC	38,365	38,365
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,530
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	4,018
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,924
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	13,403
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,678
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	13,341
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19 (2)	25,625	28,578
				1,531,755
Michigan (2.8%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,018
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,302
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,566
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,653
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	15,665	15,977
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,310
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,859
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	6,304
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	12,695
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,465
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	8,307
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	9,362
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	4,273
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	4,255
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	28,880
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	4,289
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,480
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,715
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,260
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,146
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,694

Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	19,737
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.250%	1/15/14	10,000	10,426
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	11,500	12,518
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	12,428
Michigan Building Authority Revenue	5.250%	10/15/14 (4)	15,000	15,517
Michigan Building Authority Revenue	5.250%	10/15/15 (4)	22,445	23,193
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	9,000	9,297
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,890
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,946
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,968
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,562
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,998
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	974
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	495
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,378
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	462
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,792
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	77,072
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	61,332
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	48,180
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	9,616
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,964
Michigan GO	5.500%	12/1/13	6,125	6,394
Michigan GO	5.000%	5/1/17	33,880	39,798
Michigan GO	5.250%	9/15/25 (4)	10,810	12,349
Michigan GO	5.250%	9/15/26 (4)	12,805	14,628
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.100%	2/7/13 LOC	3,130	3,130
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,019
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	30,200	31,127
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,552
Michigan Hospital Finance Authority Revenue
(Genesys Regional Medical Center Obligated
Group)	5.375%	10/1/13 (ETM)	2,050	2,059
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,738
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	18,318
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.100%	2/7/13 LOC	32,290	32,290

Michigan Hospital Finance Authority Revenue
(Holland Community Hospital) VRDO	0.090%	2/7/13 LOC	2,910	2,910
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,309
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,977
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,852
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,776
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,684
Michigan Hospital Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,551
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	9,242
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,803
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,877
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,595
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	36,285
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.100%	2/7/13 LOC	7,480	7,480
Oakland University of Michigan Revenue VRDO	0.100%	2/7/13 LOC	21,440	21,440
Plymouth-Canton MI Community School District
GO	5.000%	5/1/20	1,020	1,243
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	23,369
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	29,483
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	17,688
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,479
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,620
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,656
University of Michigan University Revenue	5.000%	4/1/17	30,000	35,302
3 University of Michigan University Revenue PUT	0.300%	4/1/15	25,000	25,000
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,703
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,514
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,846
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,472
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,443
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,267

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,871
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)
VRDO	0.110%	2/7/13 LOC	40,000	40,000
				1,085,694
Minnesota (1.2%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	2,056
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,551
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,840
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,090
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,532
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,507
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,760
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,863
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.090%	2/7/13 LOC	5,625	5,625
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	17,047
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	19,076
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	3,299
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	5,373
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	2,230
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	2,052
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,453
Minnesota COP	5.000%	6/1/17	7,745	8,777
Minnesota COP	5.000%	6/1/18	7,135	8,067
Minnesota COP	5.000%	6/1/19	8,540	9,656
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	9,236
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,345
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	5,918
Minnesota GO	5.000%	10/1/13	3,335	3,442
Minnesota GO	5.000%	10/1/13 (ETM)	2,110	2,177
Minnesota GO	5.000%	11/1/13	3,600	3,730
Minnesota GO	5.000%	11/1/13 (ETM)	15,900	16,470
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	11,037
Minnesota GO	5.000%	11/1/13	17,615	18,250

Minnesota GO	5.000%	12/1/13 (ETM)	10,610	11,032
Minnesota GO	5.000%	11/1/14	19,275	20,866
Minnesota GO	4.000%	12/1/14	3,730	3,984
Minnesota GO	5.000%	12/1/14	8,150	8,854
Minnesota GO	5.000%	11/1/15	19,775	22,245
Minnesota GO	5.000%	12/1/15	8,150	9,197
Minnesota GO	5.000%	12/1/16	5,145	6,005
Minnesota GO	5.000%	8/1/17	1,000	1,191
Minnesota GO	5.000%	8/1/18	2,275	2,777
Minnesota GO	5.000%	10/1/24	10,000	12,342
Minnesota GO	5.000%	8/1/28	15,085	18,363
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,267
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	5,025
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	6,174
Rochester MN Healthcare Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	13,280
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,265
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.125%	5/1/30	7,000	7,789
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,213
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	13,216
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	24,358
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,745
University of Minnesota Revenue	5.000%	12/1/14	9,840	10,678
University of Minnesota Revenue	5.000%	12/1/15	16,235	18,291
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,409
University of Minnesota Revenue	5.000%	4/1/22	500	596
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,924
University of Minnesota Revenue	5.000%	8/1/23	2,500	3,022
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,427
University of Minnesota Revenue	5.250%	12/1/27	5,000	6,136
University of Minnesota Revenue	5.250%	12/1/28	7,045	8,629
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,688
University of Minnesota Revenue	5.250%	12/1/29	3,500	4,270
University of Minnesota Revenue	5.000%	8/1/30	2,500	2,976
				460,693
Mississippi (0.2%)
Mississippi GO	5.500%	12/1/16	3,435	4,058
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	20,184
Mississippi GO	5.000%	12/1/20	10,000	11,764
Mississippi GO	5.000%	10/1/30	12,035	14,356
Mississippi GO	5.000%	10/1/31	11,735	13,927
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,909
				67,198

Missouri (0.7%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	18,000	22,272
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,218
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,208
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	11,849
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	10,676
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,656
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	6,482
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/15/13 (Prere.)	11,895	12,296
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/15/27	1,380	1,419
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.120%	2/1/13	20,650	20,650
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.750%	6/1/25	3,230	3,333
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.500%	7/1/13	2,465	2,519
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.000%	7/1/18	3,305	4,009
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,269
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,990
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,184
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,751
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,895
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	6,231
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,677
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	9,237
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,572
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	21,144

Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	18,153
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.120%	2/1/13	8,910	8,910
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.110%	2/7/13	11,300	11,300
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,825	2,241
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	10,000	12,868
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/24 (2)	12,225	13,802
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/26 (2)	15,730	17,714
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	7,040
				258,565
Nebraska (0.1%)
Douglas County NE School District No. 1 GO	5.000%	6/15/16	2,000	2,286
Douglas County NE School District No. 1 GO	4.000%	6/15/18	2,530	2,917
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,088
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	923
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,497
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,128
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,505
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,700
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,655
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,493
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,915
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,850	3,306
Nebraska Investment Finance Authority Single
Family Housing Revenue	5.700%	9/1/31	4,105	4,186
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,067
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,125
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	9,236
University of Nebraska Student Fee Revenue	5.000%	7/1/20	1,280	1,576
University of Nebraska Student Fee Revenue	4.000%	7/1/22	1,385	1,613
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	5,041

University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	2,010
				57,267
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,643
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,882
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,353
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,921
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.100%	2/7/13 LOC	19,600	19,600
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	6,525	7,152
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	6,292
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	16,921
Clark County NV School District GO	5.000%	6/15/14	6,320	6,722
Clark County NV School District GO	5.000%	6/15/20	14,335	16,613
Clark County NV School District GO	5.000%	6/15/21	8,980	10,375
Clark County NV School District GO	5.000%	6/15/22	14,655	16,884
Clark County NV School District GO	5.000%	6/15/23	16,360	18,790
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,807
Clark County NV School District GO	5.000%	6/15/25	12,445	14,172
Clark County NV School District GO	5.000%	6/15/26	29,900	34,004
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,543
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.110%	2/7/13	6,000	6,000
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	5,000	5,264
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13 (14)	11,165	11,338
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,807
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,758
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	17,609
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	16,605
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,448
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,272
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	6,287
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,330
Nevada GO	5.000%	12/1/14 (4)	8,435	9,152
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,904
				311,448
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,208
New Hampshire GO	5.000%	2/15/19	1,010	1,230
New Hampshire GO	5.000%	8/15/19	1,500	1,844
2 New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,492
2 New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,240

2 New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,367
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	1,500	1,676
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	12,270
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,565
				34,892
New Jersey (5.3%)
Essex County NJ BAN	1.500%	9/26/13	21,560	21,743
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	1,000	1,223
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,856
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,536
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,709
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/23	1,235	1,550
Jersey City NJ GO	5.000%	3/1/16	1,390	1,549
Jersey City NJ GO	5.000%	3/1/17	1,440	1,642
Jersey City NJ GO	5.000%	3/1/18	1,490	1,734
Jersey City NJ GO	5.000%	3/1/20	1,610	1,907
Jersey City NJ GO	5.000%	3/1/21	1,200	1,427
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/18	2,000	2,344
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/19	1,895	2,242
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,690
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,125
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,693
New Jersey COP	5.000%	6/15/17	4,840	5,551
New Jersey COP	5.000%	6/15/18	12,915	15,100
New Jersey COP	5.250%	6/15/28	4,675	5,278
New Jersey COP	5.250%	6/15/29	1,000	1,121
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	1,100	1,179
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	1,055	1,134
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	14,000	16,356
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,680
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.080%	2/7/13 LOC	2,100	2,100
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	12,315	12,659

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	12,475	12,823
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,800	4,934
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	11,151
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,339
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	4,100	4,623
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	44,177
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	4,000	4,676
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	38,000	44,762
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	62,500	74,922
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	5,290
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	46,531
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,857
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	6,212
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	2,020	2,455
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	10,273
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	103,088
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	2,000	2,415
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,195
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	19,141
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,579
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	20,197
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	23,335
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,980
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	10,456
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	6,488
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	12,105
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,821
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	1,005	1,160

New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	40,455	43,426
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.090%	2/7/13 (4)	10,940	10,940
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.220%	2/7/13 (12)	6,975	6,975
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,278
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,328
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,349
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,646
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/13	7,215	7,302
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	29,099
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	5,422
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,670
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	6,000	7,669
New Jersey Environmental Infrastructure Trust
Revenue	4.000%	9/1/15	11,435	12,469
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	3,000	3,500
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,354
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,868
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	12,420
New Jersey GO	5.250%	7/1/14 (4)	25,000	26,752
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,480
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,730
New Jersey GO	5.000%	8/1/16	5,190	5,959
New Jersey GO	5.000%	8/1/17	9,035	10,655
New Jersey GO	5.250%	7/15/19 (2)	5,000	6,198
New Jersey GO	5.000%	8/15/20	30,000	37,128
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,330
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	10,013
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,740

New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital) VRDO	0.090%	2/7/13 LOC	1,100	1,100
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,965
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,437
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,680
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	2,105
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	14,930
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.100%	2/7/13 LOC	13,700	13,700
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,549
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,411
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,373
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,145
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,375	3,557
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,837
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	6,430	7,255
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	119
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	11,443
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	24
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,275
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,455
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,211
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	11,082
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	8,102
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	5,947
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	7,186
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	12,703
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,983

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,482
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	17,561
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,000	17,925
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,273
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	6,120
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	30,598
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/20 (3)	17,680	19,484
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	8,794
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	34,414
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	11,125
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	34,200	42,782
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	13,557
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	31,309
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	12,048
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,738
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	38,125
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	3,085
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	27,621
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	32,371
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	20,000	24,604
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	74,680	45,602
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	611
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	24,000	13,987
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	98,285	54,535
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/28	14,620	17,189
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	4,101
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	10,000	5,275
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	12,500	14,663

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	25,325	12,706
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	14,800	7,053
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	15,000	6,391
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.100%	2/7/13	6,600	6,600
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.100%	2/7/13 (4)	15,790	15,790
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.350%	2/7/13 LOC	32,945	32,945
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	17,102
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	23,024
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,206
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	17,329
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	13,200	15,775
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	24,800	29,330
Newark NJ GO	5.000%	10/1/19	3,505	4,156
Newark NJ GO	5.000%	10/1/20	2,455	2,938
Rutgers State University New Jersey Revenue	6.400%	5/1/13	905	919
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,568
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,912
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,313
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	14,945	15,139
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	11,425	12,341
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	16,178
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	18,033
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	19,116
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,595	34,183
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	50,562	50,435
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	33,410	32,421
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/23 (2)	7,330	7,355
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/27 (2)	10,100	10,134
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,387
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,440
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,139
				2,051,724
New Mexico (0.3%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	18,458
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,741

New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,787
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,692
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	12,395	12,614
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	30,525	32,598
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	18,000	19,222
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	8,436
				101,548
New York (14.7%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,282
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,828
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,911
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,972
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	7,000	7,480
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,750	4,007
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,000	3,206
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,095
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,500	1,642
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	4,570	5,496
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,994
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	10,056
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,336
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,885
Freeport NY GO	5.000%	1/15/17	1,575	1,784
Freeport NY GO	5.000%	1/15/18	1,685	1,949
Freeport NY GO	5.000%	1/15/19	1,920	2,251
Freeport NY GO	5.000%	1/15/20	2,070	2,452

Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,526
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,315
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/20 (14)	10,000	11,251
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	10,000	11,303
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	33,615	37,995
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,655
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	24,386
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/27	10,000	11,716
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,592
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/16	4,630	5,224
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	4,198
1 Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project) TOB VRDO	0.140%	2/7/13	5,000	5,000
Nassau County NY GO	4.000%	10/1/22	8,755	9,552
Nassau County NY GO	4.000%	10/1/23	5,245	5,664
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	2/7/13	1,600	1,600
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	3,011
Nassau NY Health Care Corp. VRDO	0.080%	2/7/13 LOC	11,760	11,760
New York City NY GO	5.000%	3/1/13 (Prere.)	9,000	9,036
New York City NY GO	5.000%	8/1/13	2,370	2,427
New York City NY GO	5.250%	8/1/13	17,515	17,956
New York City NY GO	5.750%	8/1/13	10	10
New York City NY GO	5.000%	8/1/14	6,500	6,946
New York City NY GO	5.000%	8/1/14	2,505	2,677
New York City NY GO	5.000%	8/1/14	2,500	2,672
New York City NY GO	5.250%	9/1/14	3,560	3,831
New York City NY GO	5.000%	11/1/14 (Prere.)	2,400	2,596
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,230
New York City NY GO	5.000%	6/1/15 (Prere.)	3,050	3,375
New York City NY GO	5.750%	8/1/15 (2)	1,145	1,150
New York City NY GO	5.000%	8/1/16	5,000	5,730
New York City NY GO	5.000%	8/1/17	7,610	8,979
New York City NY GO	5.000%	3/1/18	1,990	2,376
New York City NY GO	5.000%	8/1/18	6,000	7,245
New York City NY GO	5.000%	6/1/19	8,675	10,581
New York City NY GO	5.000%	8/1/19	15,000	18,363
New York City NY GO	5.000%	8/1/19	4,500	5,509
New York City NY GO	5.000%	8/1/19	12,130	14,262
New York City NY GO	5.000%	8/1/19	5,000	6,121
New York City NY GO	5.000%	8/1/19	3,100	3,795

New York City NY GO	5.000%	8/1/20	10,000	11,733
New York City NY GO	5.000%	8/1/20	32,355	39,256
New York City NY GO	5.000%	8/1/20	9,010	10,572
New York City NY GO	5.250%	9/1/20	4,565	5,559
New York City NY GO	5.000%	10/1/20	1,445	1,703
New York City NY GO	5.000%	2/1/21	12,300	14,199
New York City NY GO	5.250%	3/1/21	4,255	5,199
New York City NY GO	5.000%	8/1/21	14,000	17,480
New York City NY GO	5.000%	8/1/21	59,135	71,854
New York City NY GO	5.000%	8/1/21	9,600	11,241
New York City NY GO	5.000%	8/1/21	14,000	15,758
New York City NY GO	5.000%	8/1/21	23,065	26,390
New York City NY GO	5.000%	8/1/21	15,750	19,322
New York City NY GO	5.250%	9/1/21	20,000	24,294
New York City NY GO	5.000%	10/1/21	7,545	9,449
New York City NY GO	5.000%	1/1/22	15,000	17,243
New York City NY GO	5.000%	8/1/22	7,415	9,316
New York City NY GO	5.000%	8/1/22	13,490	16,948
New York City NY GO	5.000%	8/1/22	6,400	8,040
New York City NY GO	5.000%	8/1/22	18,475	22,387
New York City NY GO	5.000%	8/1/22	32,000	38,773
New York City NY GO	5.000%	8/1/22	7,050	8,238
New York City NY GO	5.000%	8/1/22	6,020	7,295
New York City NY GO	5.250%	8/15/22	25,250	30,452
New York City NY GO	5.000%	10/1/22	9,070	11,421
New York City NY GO	5.000%	8/1/23	11,000	13,612
New York City NY GO	5.000%	8/1/23	3,690	4,607
New York City NY GO	5.000%	8/1/23	7,740	9,664
New York City NY GO	5.000%	8/1/23	2,000	2,415
New York City NY GO	5.250%	8/15/23	21,820	26,238
New York City NY GO	5.000%	10/1/23	4,430	5,494
New York City NY GO	5.000%	11/1/23	5,600	6,043
New York City NY GO	5.000%	4/1/24	17,335	21,239
New York City NY GO	5.000%	8/1/24	4,000	4,923
New York City NY GO	5.000%	8/1/24	8,085	9,633
New York City NY GO	5.000%	8/1/24	5,310	6,418
New York City NY GO	5.250%	8/15/24	25,945	31,107
New York City NY GO	5.000%	10/1/24	4,500	5,550
New York City NY GO	5.000%	10/1/24	5,000	6,057
New York City NY GO	5.000%	6/1/25	2,095	2,290
New York City NY GO	5.000%	8/1/25	5,000	6,095
New York City NY GO	5.000%	8/1/25	3,300	3,989
New York City NY GO	5.000%	8/1/25	5,000	5,953
New York City NY GO	5.000%	10/1/25	10,985	13,422
New York City NY GO	5.000%	4/1/26	3,590	4,265
New York City NY GO	5.000%	8/1/26	5,000	6,067
New York City NY GO	5.000%	8/1/26	1,455	1,726
New York City NY GO	5.000%	10/1/26	23,890	29,052
New York City NY GO	5.000%	10/1/27	15,000	18,155
New York City NY GO	5.000%	8/1/28	17,000	20,136
New York City NY GO	5.000%	5/15/29	7,900	9,363
New York City NY GO	5.000%	8/1/29	17,500	20,670
New York City NY GO	5.000%	8/1/30	23,000	27,128
New York City NY GO	5.000%	10/1/30	18,425	21,789
New York City NY GO	5.450%	4/1/31	6,560	7,843
New York City NY GO	5.000%	5/15/31	5,000	5,860
New York City NY GO	5.000%	10/1/31	34,050	40,122

New York City NY GO	5.000%	8/1/32	1,475	1,731
New York City NY GO VRDO	0.130%	2/1/13 LOC	4,300	4,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,758
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	21,672
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	42,411
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	31,360
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	49,673
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,256
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	4,183
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,641
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	35,734
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	29,162
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,484
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	17,508
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,472
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.120%	2/1/13	11,200	11,200
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.120%	2/1/13	11,795	11,795
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.090%	2/7/13	6,245	6,245
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	2/7/13	1,300	1,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	2/7/13	12,300	12,300
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,500	10,187
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/14	3,525	3,685
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/15	2,820	3,074
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	3,307
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	5,964
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	7,448
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,683

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	5,186
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	8,185
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	11,551
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	15,361
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,633
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	12,321
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,586
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,397
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	4,030
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	4,026
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,943
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	7,101
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	21,096
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,650
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.100%	2/7/13	6,440	6,440
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	15	15
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	6,065	6,568
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/15	6,000	6,682
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)LOC	80	89
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	920	1,034
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,994
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	43,710	50,465
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,245	3,738
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,180	2,517
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	9,050	10,670
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	4,580	5,416
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	14,291
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	10,676

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/18	1,300	1,570
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	11,000	13,371
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	20,000	24,312
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	6,078
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19	3,000	3,651
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	12,103
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	3,119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	2,480	3,078
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/21	7,740	9,591
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	7,390	8,469
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	20,062
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	36,479
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	13,407
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	320	366
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	7,267
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	19,042
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,225
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	8,000	9,797
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	5,156
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,698
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	10,000	12,402
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,090
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,090
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	12,325
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,930
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,199
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	10,464

New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	10,034
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,732
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,827
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	30,467
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	10,000	11,868
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	9,417
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	22,761
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	29,171
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	19,567
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.120%	2/1/13	10,025	10,025
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.100%	2/7/13	21,100	21,100
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.080%	2/7/13	7,700	7,700
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.090%	2/7/13 LOC	6,120	6,120
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18	7,600	9,151
New York City NY Trust for Cultural Resources
Revenue (Pierpont Morgan Library) VRDO	0.090%	2/7/13 LOC	11,965	11,965
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	10,000	10,219
New York GO	4.500%	2/1/17	14,125	16,271
New York GO	4.500%	2/1/18	24,735	29,125
New York GO	4.500%	2/1/19	10,670	12,752
New York GO	5.000%	2/1/30	3,000	3,508
New York GO	5.000%	2/15/30	20,000	23,717
New York Liberty Development Corp. Revenue	5.000%	11/15/31	6,200	7,110
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,431
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,425	4,107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	2,685	3,094
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	20,254
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	7,989
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,812
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	11,523
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	9,973

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,893
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,901
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,219
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	10,356
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	37,375
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,869
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,608
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,780
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	6,419
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	17,710
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,759
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	16,000	19,075
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,523
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	2,023
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	26,571
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	17,765
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,513
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	16,009
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	24,041
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	14,881
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	13,905
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	28,302
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	9,015
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	9,901
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	26,862
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.100%	2/7/13 (13)	8,000	8,000
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.850%	11/1/17	18,000	18,048
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.050%	11/1/19	8,000	8,000

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/22	4,000	5,032
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/23	10,000	12,452
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,409
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,532
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,717
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	13,127
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,804
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,667
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,401
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,607
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.090%	2/7/13 LOC	12,185	12,185
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	17,315	19,408
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,905
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	7,000	8,256
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (2)	6,910	7,541
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	30,750	34,728
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,782
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,645
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	10,255	12,644
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,997
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.750%	11/15/28 (14)	6,250	6,780
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,369
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	32,661
New York Metropolitan Transportation Authority
Revenue PUT	0.840%	11/1/16	12,500	12,500
New York Metropolitan Transportation Authority
Revenue PUT	0.980%	11/1/17	9,000	9,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.130%	2/7/13 (13)	7,000	7,000
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	12,132
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,400

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,395
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,511
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,738
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,442
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	5,014
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	4,040	4,131
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	3,155	3,226
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	3,000	3,550
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	5,000	6,098
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,435
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	7,219
1 New York State Dormitory Authority Revenue
(City University System) TOB VRDO	0.100%	2/7/13	10,690	10,690
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	24,749
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.090%	2/7/13	3,960	3,960
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,247
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,899
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,403
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	20,071
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,795
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,179
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,176
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	8,342
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,200	3,664
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,590

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	6,020
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	13
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	16,382
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/23 (14)	6,415	6,990
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/24 (14)	6,740	7,337
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	3,213
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,066
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,954
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,769
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	4,354
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,571
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	8,602
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	4,111
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,181
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	4,095
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/23	2,455	3,045
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	2,000	2,289
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,475	2,639
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/13	2,135	2,226
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/14	3,250	3,542
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,745	5,206
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	11,515	13,748
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	44,299

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	25
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	39,137
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	14,883
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	40,981
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	9,104
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	4,000	4,951
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	255	279
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,733
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	30,000	37,215
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	16,820	19,113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	23,375	28,369
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	21,178
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	3,105
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	10,000	11,333
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	8,500	10,457
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	36,598
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,918
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,699
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	23,674
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	29,750
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,403
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	6,810	7,999
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	29,648
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,172
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	37,847
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,855
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.100%	2/7/13	11,950	11,950
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.100%	2/7/13	12,800	12,800

New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.100%	2/7/13	7,000	7,000
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,991
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	4,157
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,963
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	12,055
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,516
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	910
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	610
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	8,235
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	19,355
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,201
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,501
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	22,980
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,561
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,803
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,202
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	9,070
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,194
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,194
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	890
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,281
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	474
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	593
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	236
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	501
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	586
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	13,775
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	8,099

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	20,801
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,537
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/15	1,905	2,050
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	3,500	4,296
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	11,508
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	4,000	4,799
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,577
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,185
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.100%	2/7/13	3,815	3,815
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	9,500	9,736
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,027
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,027
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,718
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	19,082
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/17	2,850	3,398
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/18	3,505	4,280
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	11,305	13,967
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	10,000	12,497
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	18,086
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,823
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	21,432

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	31,330
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,362
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,485
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	4,400
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,693
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	4,270
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	7,378
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	4,057
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	7,419
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	6,385
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	2,195
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.090%	2/7/13 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.100%	2/7/13 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.160%	2/7/13 LOC	6,600	6,600
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,784
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,250	1,446
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	8,180
New York State Local Government Assistance
Corp. Revenue VRDO	0.090%	2/7/13	3,600	3,600
New York State Local Government Assistance
Corp. Revenue VRDO	0.090%	2/7/13	10,000	10,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.090%	2/7/13	21,800	21,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.130%	2/7/13	11,500	11,500
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	5.000%	11/1/22	75	85
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,431
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	9,310
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,606
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	21,527
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	15,998
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	24,924
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	8,165
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,520

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	12,727
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,721
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	9,192
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,589
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,706
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,867
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,755
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,589
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	12,514
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	12,024
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	13,375
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	28,535	35,736
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,992
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	20,945	25,893
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,223
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	8,059
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	25,566
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,930
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,858
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	29,825
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	8,286
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	8,306
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	27,301
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	3,125	3,406
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	19,500	21,105
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,527
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	25,007
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	13,924

New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	43,012
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,886
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	10,357
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,392
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	3,118
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	9,181
New York State Urban Development Corp.
Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	2,725	2,850
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	24,427
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	36,125	44,654
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	44,799
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,833
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	22,413
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	27,312
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,406
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,133
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	8,227
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,634
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,771
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	50,000	54,116
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	9,426
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	28,603
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,338
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,365
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,904
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	13,582
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	6,057
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	17,537
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	2/7/13	9,200	9,200

New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	2/7/13	30,000	30,000
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	280
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	318
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	401
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/23	14,930	18,618
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/25	16,205	19,962
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	22,400
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	27,671
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,502
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/14	3,000	3,265
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	3,000	3,394
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/16	3,000	3,388
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/16	2,000	2,326
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	4,550	5,518
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	28,500
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	18,100
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	17,914
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	8,503
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/14	20,000	21,596
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	22,334
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,951
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,464
Westchester County NY GO	5.000%	10/15/18	6,480	7,960
Westchester County NY GO	5.000%	7/1/21	12,315	15,700
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	3,435	3,809
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,194
				5,690,603
North Carolina (1.8%)
Cary NC GO VRDO	0.100%	2/7/13	22,295	22,295
Charlotte NC COP	5.000%	6/1/16	2,000	2,277
Charlotte NC GO	5.000%	7/1/16	5,000	5,752
Charlotte NC GO	5.000%	7/1/17	4,300	5,107

Charlotte NC GO	5.000%	8/1/18	1,195	1,459
Charlotte NC GO	5.000%	7/1/22	3,280	4,212
Charlotte NC GO	5.000%	7/1/23	3,355	4,259
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.100%	2/7/13	30,000	30,000
Guilford County NC GO	5.000%	3/1/18	8,585	10,359
Guilford County NC GO	5.000%	3/1/22	3,220	4,117
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,981
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,394
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,146
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,802
Mecklenburg County NC GO	5.000%	2/1/17	3,635	4,260
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,175
Mecklenburg County NC GO	5.000%	12/1/18	5,240	6,451
Mecklenburg County NC GO	5.000%	12/1/19	10,745	13,449
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,484
Mecklenburg County NC GO	5.000%	12/1/20	8,905	11,285
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,417
Mecklenburg County NC GO	5.000%	12/1/24	10,000	13,088
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,654
Moore County NC Revenue	4.000%	6/1/16	1,245	1,368
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	11,069
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.430%	2/7/13 (4)	10,485	10,485
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.120%	2/1/13	10,400	10,400
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.110%	2/7/13	11,100	11,100
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	10,000	10,765
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,575
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	13,057
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	18,949
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	19,059
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,879
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	36,041
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	33,523
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.110%	2/7/13	6,695	6,695
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/14	15,000	15,699
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	3.000%	1/1/16	1,815	1,924
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	1,500	1,677
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	5,000	5,590
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	4,000	4,472

North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	20,430	24,615
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	22,510	25,627
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,490
North Carolina GAN PUT	4.000%	3/1/18	11,000	12,410
North Carolina GO	5.000%	5/1/14	16,780	16,982
North Carolina GO	5.000%	6/1/16	15,050	17,264
North Carolina GO	5.000%	9/1/16	1,165	1,348
North Carolina GO	5.000%	3/1/17	1,925	2,262
North Carolina GO	5.000%	3/1/18	10,000	11,667
North Carolina GO	5.000%	6/1/18	42,230	51,309
North Carolina GO	5.000%	6/1/19	7,000	8,669
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	11,147
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,419
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	10,178
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,825
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/18	3,075	3,169
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,718
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,595
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,751
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,686
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	6,046
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,979
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,143
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,197
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	5,000	5,823
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18	5,000	5,967
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19	3,085	3,639

North Carolina Municipal Power Agency
Revenue	5.000%	1/1/20	8,500	10,311
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	2,000	2,331
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	5,076
University of North Carolina University System
Revenue	5.250%	10/1/27	1,720	2,052
University of North Carolina University System
Revenue	5.250%	10/1/28	1,590	1,895
Wake County NC GO	5.000%	2/1/18	4,750	5,718
Wake County NC GO	5.000%	3/1/21	3,125	3,959
Wake County NC GO	5.000%	6/1/28	3,000	3,556
Wake County NC Public Improvement GO	5.000%	3/1/19	1,010	1,244
Winston-Salem NC Revenue	4.000%	3/1/15	2,400	2,575
Winston-Salem NC Revenue	5.000%	3/1/17	5,000	5,853
				713,245
Ohio (3.6%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.110%	2/7/13 LOC	12,600	12,600
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	8,000	8,884
1 Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron) TOB VRDO	0.100%	2/7/13 LOC	4,990	4,990
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,946
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,967
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	17,034
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,679
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,842
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,177
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,428
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,281
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	18,612
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,000	15,347
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	12,099
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,468
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,746
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,677
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	20,176

Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	85,345	78,864
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	39,390	35,970
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,823
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,732
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	7,270
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,886
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,848
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	15,313
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	9,562
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,205
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	8,484
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,974
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,185
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	5,143
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	8,482
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	16,002
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	8,515
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	8,339
Cleveland OH Water Revenue	5.000%	1/1/22	3,000	3,734
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,946
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	3,015
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,679
Cleveland OH Water Works Revenue VRDO	0.080%	2/7/13 LOC	2,000	2,000
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/28	5,395	6,263
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	7,775	8,980
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	6,009
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,914
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	10,313
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.100%	2/7/13 LOC	39,370	39,370
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.100%	2/7/13	6,500	6,500
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,140
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,458
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,941
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,296
Columbus OH GO	5.000%	7/1/16	2,500	2,872
Columbus OH GO	5.000%	2/15/22	18,000	22,862
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/21	1,000	1,217
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,325	1,565
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.110%	2/7/13 LOC	4,805	4,805

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.110%	2/7/13 LOC	2,485	2,485
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.110%	2/7/13 LOC	4,505	4,505
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,488
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,740
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,618
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,805
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	4,056
Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,894
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.090%	2/7/13 LOC	9,905	9,905
1 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.110%	2/7/13	4,445	4,445
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.090%	2/7/13	1,420	1,420
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.100%	2/7/13	4,700	4,700
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	9,098
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	25,566
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,744
Huber Heights OH City School District GO	4.750%	12/1/24	890	1,022
Huber Heights OH City School District GO	4.875%	12/1/27	150	171
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,173
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,173
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,163
Kent State University OH Revenue	5.000%	5/1/30	1,750	2,026
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,621
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,932
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,932
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,568
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,568
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,565
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,565
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.100%	2/7/13	1,900	1,900
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,950
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,266

Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,319
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.100%	2/7/13	7,400	7,400
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.110%	2/7/13	1,700	1,700
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	5,500	5,730
1 Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project) TOB VRDO	0.100%	2/7/13	10,000	10,000
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,061
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	6,152
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/21	10,000	12,304
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,274
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	6,560
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/17	2,295	2,721
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,711
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	2,000	2,102
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,878
Ohio GO	5.000%	8/1/13	5,750	5,887
Ohio GO	5.000%	8/1/13	7,160	7,331
Ohio GO	5.000%	8/1/13	2,525	2,585
Ohio GO	5.250%	8/1/13 (4)	12,435	12,746
Ohio GO	5.500%	8/1/13	2,945	3,022
Ohio GO	5.000%	9/15/13	9,500	9,782
Ohio GO	5.000%	8/1/14	6,500	6,956
Ohio GO	5.000%	8/1/14	8,265	8,845
Ohio GO	5.000%	8/1/14	6,670	7,138
Ohio GO	5.000%	9/15/14	5,000	5,378
Ohio GO	5.000%	9/15/14	2,155	2,318
Ohio GO	5.500%	11/1/14	7,000	7,630
Ohio GO	5.000%	8/1/16	3,000	3,450
Ohio GO	5.000%	9/1/16	2,870	3,310
Ohio GO	5.000%	9/15/16	5,415	6,249
Ohio GO	5.000%	9/15/16	5,130	5,924
Ohio GO	5.000%	9/1/17	3,830	4,545
Ohio GO	5.000%	9/1/18	3,905	4,734
Ohio GO	5.000%	9/15/18	12,755	14,428
Ohio GO	5.000%	11/1/18	7,710	8,758
Ohio GO	5.000%	9/15/19	13,000	14,705
Ohio GO	5.000%	9/15/19	9,025	11,116
Ohio GO	5.000%	4/1/21	4,440	5,420
Ohio GO VRDO	0.080%	2/7/13	16,550	16,550
Ohio Higher Education GO	5.000%	11/1/23	7,405	8,346
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	5,269

1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.110%	2/7/13	4,025	4,025
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,526
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,141
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	29,633
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)
VRDO	0.100%	2/7/13 LOC	10,000	10,000
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,546
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	10,474
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	13,126
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	2/7/13	1,900	1,900
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	3,155	3,321
Ohio Infrastructure Improvement GO VRDO	0.080%	2/7/13	2,300	2,300
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	10,135	10,553
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	2,905	3,025
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,703
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,703
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	10,294
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/20	4,000	4,801
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	4,012
Ohio State University General Receipts
Revenue	5.000%	12/1/13 (ETM)	315	328
Ohio State University General Receipts
Revenue	5.000%	12/1/13	2,820	2,931
Ohio State University General Receipts
Revenue	5.250%	6/1/14 (ETM)	255	272
Ohio State University General Receipts
Revenue	5.250%	6/1/14	2,610	2,781
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	308
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	269
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	4,270
Ohio State University General Receipts
Revenue	5.000%	6/1/24	2,360	2,950
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,670
Ohio State University General Receipts
Revenue	5.000%	6/1/28	2,000	2,445
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,110

Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,210
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	7,178
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,260
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	7,020
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.350%	2/7/13	5,940	5,940
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) PUT	2.200%	6/1/16	10,000	10,051
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.100%	2/7/13 LOC	2,800	2,800
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,575	1,674
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	425	452
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,873
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	6,203
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	11,558
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,959
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,228
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,454
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,682
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,933
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,531
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	4,048
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,419
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/19 (4)	1,000	1,203
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/22 (4)	2,700	3,211
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	9,402
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,887
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,893
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,299
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,284
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,837
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,467

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,226
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	3,067
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,549
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,177
				1,384,219
Oklahoma (0.2%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25 (2)	18,070	19,735
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26 (2)	12,000	13,113
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,594
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	13,522
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,400	3,572
Oklahoma Development Finance Authority
Revenue (Waste Management Inc. Project)
PUT	2.250%	6/2/14	4,000	4,072
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/28	1,045	1,228
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	8,126
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,394
Oklahoma Turnpike Authority Revenue	5.000%	1/1/29	2,000	2,400
Oklahoma Water Resource Board Revenue	5.000%	4/1/28	750	890
Oklahoma Water Resource Board Revenue	5.000%	4/1/29	750	890
Oklahoma Water Resource Board Revenue	5.000%	4/1/30	750	890
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,254
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,641
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,357
University of Oklahoma Revenue	5.000%	7/1/32	670	786
				86,464
Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,469
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,773
Oregon Department of Administrative Services
COP	5.000%	5/1/23	3,130	3,654
Oregon Department of Administrative Services
COP	5.000%	5/1/24	1,750	2,029
Oregon Department of Administrative Services
COP	5.000%	5/1/25	2,220	2,557
Oregon Department of Administrative Services
COP	5.000%	5/1/26	3,520	4,029
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	1,750	1,993
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,570
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/26	9,475	11,181

Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/28	5,120	6,311
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,931
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	7,627
Oregon Department of Transportation Highway
User Tax Revenue	4.500%	11/15/24	3,000	3,433
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	5,000	5,944
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,942
Oregon GO	5.000%	5/1/14	1,400	1,482
Oregon GO	5.000%	5/1/15	2,475	2,729
Oregon GO	5.000%	5/1/15	4,000	4,411
Oregon GO	5.000%	5/1/15	1,500	1,653
Oregon GO	5.000%	11/1/15	5,860	6,587
Oregon GO	5.000%	5/1/16	1,750	1,997
Oregon GO	5.000%	11/1/17	9,060	10,856
Oregon GO	5.000%	5/1/18	1,125	1,362
Oregon GO	5.000%	5/1/18	1,500	1,816
Oregon GO	5.000%	11/1/18	3,750	4,600
Oregon GO	5.000%	5/1/19	2,770	3,418
Oregon GO	5.000%	11/1/19	7,005	8,737
Oregon GO	5.000%	5/1/26	1,570	1,901
Oregon GO	5.000%	5/1/26	1,490	1,804
Oregon GO	5.000%	5/1/27	2,415	2,913
Oregon GO	5.000%	5/1/27	2,460	2,967
Oregon GO	5.000%	5/1/28	5,165	6,207
Oregon GO	5.000%	5/1/28	2,755	3,311
Oregon GO	5.000%	5/1/29	2,890	3,464
Oregon GO	5.000%	5/1/30	5,685	6,776
Oregon GO	5.000%	5/1/31	3,370	4,003
Oregon GO	5.000%	5/1/31	1,760	2,090
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	2,043
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	3,200
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,369
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,522
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,524
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,688
Oregon Health & Science University Revenue	5.000%	7/1/21	2,090	2,529
Oregon Health & Science University Revenue	5.000%	7/1/22	2,000	2,438
Oregon Health & Science University Revenue	5.000%	7/1/23	1,000	1,203
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	12,955
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	10/1/27	3,000	3,569
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.100%	2/7/13 LOC	5,420	5,420
				214,987
Pennsylvania (4.1%)
Allegheny County PA GO	5.000%	11/1/29	15,000	16,675

Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,492
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	3,141
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.930%	2/1/21	11,610	11,579
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,252
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	1,000	1,160
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,559
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,127
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,288
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	3,685	4,024
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,501
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,542
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,365
1 Bethlehem PA Area School District GO TOB
VRDO	0.100%	2/7/13 LOC	4,500	4,500
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.500%	11/15/16	1,410	1,466
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.750%	11/15/17	1,010	1,051
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	5.000%	11/15/18	1,100	1,148
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.090%	2/7/13 LOC	13,085	13,085
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,781
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,769
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	15,221
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	1,045
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	10,292
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	1,250	1,484
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,715	8,915
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	2,375	2,685

Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	2,735	3,178
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	3,415	4,016
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	4,190	4,934
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	16,892
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	4,084
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,258
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,425
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	13,336
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/27	1,000	1,143
Delaware County PA GO	5.000%	10/1/16	3,240	3,742
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.100%	2/7/13	5,200	5,200
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.100%	2/7/13	11,300	11,300
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.100%	2/7/13	5,400	5,400
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.080%	2/7/13 LOC	10,000	10,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	2/7/13 LOC	59,400	59,400
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	6,000	6,031
1 Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital Project)
TOB VRDO	0.110%	2/7/13	6,765	6,765
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,876
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,517
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/28	5,000	5,748
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	8,017
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/23	3,500	4,127
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/24	2,000	2,339

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	8,164
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,419
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,933
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,623
1 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital) TOB VRDO	0.100%	2/7/13	11,010	11,010
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,009
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,114
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,114
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,120
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,675
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	3,345
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.090%	2/7/13	14,290	14,290
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.090%	2/7/13	4,255	4,255
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	1,695	1,910
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,905
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.450%	4/1/13	4,785	4,785
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	24,424
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	7,000	8,404
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	17,035
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	979
Pennsylvania GO	4.000%	7/15/13	16,995	17,292
Pennsylvania GO	5.000%	7/1/14 (14)	5,010	5,109

Pennsylvania GO	5.000%	5/1/15	16,000	17,637
Pennsylvania GO	5.000%	8/1/15	5,120	5,698
Pennsylvania GO	5.375%	7/1/17 (4)	1,750	2,098
Pennsylvania GO	5.000%	11/15/17	10,000	11,956
Pennsylvania GO	5.000%	7/1/18	4,250	5,144
Pennsylvania GO	5.375%	7/1/18 (4)	1,000	1,230
Pennsylvania GO	5.000%	11/15/18	14,705	17,957
Pennsylvania GO	5.000%	5/1/19	15,000	18,389
Pennsylvania GO	5.000%	7/1/19	29,925	36,803
Pennsylvania GO	5.000%	6/1/21	20,000	25,129
Pennsylvania GO	5.000%	7/1/21	42,365	53,285
Pennsylvania GO	5.375%	7/1/21	4,950	6,371
Pennsylvania GO	5.000%	6/1/22	19,450	24,584
Pennsylvania GO	5.000%	11/15/23	4,705	5,829
Pennsylvania GO	5.000%	6/1/24	6,535	8,089
Pennsylvania GO	5.000%	11/15/26	8,000	9,782
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	3,114
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,196
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.100%	2/7/13 LOC	2,970	2,970
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,946
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.100%	2/7/13 LOC	2,295	2,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,641
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,705
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,541
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,638
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,895
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,914
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/29	2,000	2,234
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.120%	2/7/13 LOC	4,900	4,900
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24	1,250	1,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,462
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,350
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,319
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,611

Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,460
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	4,048
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,510
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	821
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,920
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	576
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,144
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.100%	2/7/13 LOC	4,500	4,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.100%	2/7/13 LOC	7,265	7,265
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/17	3,420	4,065
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,864
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/13	5,000	5,123
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	555
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,249
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,789
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/18	3,000	3,537
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	3,063
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20	12,180	14,399
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	20,966
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,565
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	10,600	11,445

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	7,087
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	11,130	11,915
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25 (4)	11,585	12,345
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	10,070	10,691
1 Pennsylvania State University Revenue TOB
VRDO	0.180%	2/7/13 LOC	5,200	5,200
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22	1,470	1,794
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	2,136
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/24	1,825	2,189
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	2,190	2,612
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	2,165	2,570
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,822
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.110%	2/7/13	11,000	11,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,288
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,486
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	19,650
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,879
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	4,050
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,896
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	2,025
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	14,225
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,712
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	55,666
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,362
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,767
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.220%	2/7/13 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue
VRDO	0.110%	2/7/13	17,790	17,790
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,365
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,169
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,248
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,237
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,902
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	27,494
Philadelphia PA Industrial Development
Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,736
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.100%	2/7/13 LOC	24,345	24,345

Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13 (4)	11,105	11,244
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,187
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	4,102
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	8,198
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	20,489
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,821
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,555
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.500%	2/7/13 (4)	60,500	60,500
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.090%	2/7/13 LOC	9,200	9,200
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	35,020
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	7,010
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,720
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,125	16,709
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,388
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,724
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,125
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,977
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,888
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,827
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	13,492
1 University of Pittsburgh PA Revenue TOB
VRDO	0.110%	2/7/13	6,660	6,660
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,436
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,579
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,919
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,205
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,368
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,577

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,654
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,698
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	7,021
				1,583,356
Puerto Rico (0.8%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,587
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,000	5,396
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/17 (10)	2,790	3,034
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/18 (10)	1,250	1,365
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	36,431
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,669
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,745
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,318
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	18,056
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/29	30,000	30,426
Puerto Rico GO	5.250%	7/1/13 (Prere.)	14,955	15,268
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,077
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,222
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/13 (14)	7,220	7,350
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/15 (14)	5,590	5,999
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/16 (3)	8,885	9,009
1 Puerto Rico Highway & Transportation Authority
Revenue TOB VRDO	0.110%	2/7/13 (4)	10,545	10,545
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	14,537
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	6,876
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,425
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	9,700	9,717
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	835	884
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	327
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	29,745	32,562
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	29,165	30,590
				308,415
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,462
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	12,138
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,438
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	24,011
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	29,683
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	5,263
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,169

Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,577
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,887
				89,628
South Carolina (1.1%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	3,105	3,571
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/26	12,610	13,949
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/27	33,070	36,514
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	2,730	3,020
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,595
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,904
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	3,107
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	40,770
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	31,825
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.110%	2/7/13	3,445	3,445
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,270
North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,690
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,093
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,248
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	22,392
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,822
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	7,490
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	7,104
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	6,334
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,650
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	15,328
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,116
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,265
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,857
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,216
South Carolina GO	5.000%	3/1/16	6,165	7,009
South Carolina GO	5.000%	4/1/16	3,560	4,059
South Carolina GO	5.000%	4/1/18	1,255	1,517
South Carolina GO	5.000%	4/1/18	1,310	1,584
South Carolina GO	5.000%	4/1/18	2,635	3,186
South Carolina GO	5.000%	4/1/18	1,610	1,946
South Carolina GO	5.000%	4/1/18	2,445	2,956
South Carolina GO	5.000%	4/1/18	7,325	8,856
South Carolina GO	5.000%	4/1/18	2,400	2,901
South Carolina GO	5.000%	4/1/19	1,320	1,628
South Carolina GO	5.000%	4/1/19	1,715	2,115

South Carolina GO	5.000%	4/1/19	7,825	9,649
South Carolina GO	5.000%	4/1/19	2,495	3,077
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,291
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,905
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,791
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,540
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,686
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	8,367
South Carolina Public Service Authority
Revenue	5.000%	1/1/28	6,735	7,760
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	2,900	3,341
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	5,200	5,371
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	4,035	4,368
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/21	26,730	32,985
				419,463
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,224

Tennessee (1.1%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	8,280	9,405
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	8,000	8,984
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,919
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,282
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,743
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/25	4,200	4,877
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/26	3,000	3,456
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	20,793
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	17,962
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	5,310
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,616
Memphis TN GO	5.000%	7/1/21	6,250	7,691

Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,314
Memphis TN GO	5.000%	5/1/28	3,145	3,759
Memphis TN GO	5.000%	5/1/30	1,715	2,033
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/16	3,825	4,399
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,952
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/20	15,000	18,714
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	15,000	18,893
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,091
3 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.700%	10/1/17	11,500	11,500
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/22	1,000	1,239
Murfreesboro TN GO	5.000%	6/1/19	645	789
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	124
Shelby County TN GO	5.000%	4/1/19	400	490
Shelby County TN GO	5.000%	3/1/23	17,995	22,821
Shelby County TN GO VRDO	0.110%	2/7/13	12,485	12,485
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	8,533
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,406
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,865	4,937
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.250%	6/1/14	13,995	14,752
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,691
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,682
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	24,340	26,897
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,290	44,670
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,570	66,094
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,000	11,392
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,000	5,582
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	10,175	11,332
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,449

Tennessee GO	5.000%	8/1/17	3,165	3,769
Tennessee GO	5.000%	10/1/17	6,000	7,181
Tennessee GO	5.000%	8/1/19	1,500	1,860
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	3,960	4,330
				430,198
Texas (8.3%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	21,922
Austin TX Electric Utility System Revenue	5.000%	11/15/23	2,000	2,465
Austin TX Electric Utility System Revenue	5.000%	11/15/24	2,710	3,317
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,782
Austin TX Independent School District GO	5.000%	8/1/13	10,000	10,240
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	440
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	3,037
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/29	6,045	7,332
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	6,041
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,806
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,838
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,587
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,427
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,765
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	15,033
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	15,353
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,670	5,691
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,364
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	2,778
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,000	2,318
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	3,639
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,750	4,127
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	2,750
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	2,473
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	1,931
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	2,024
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	4,687
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	1,431
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,345
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	1,556
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	1,533

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	914
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	1,108
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	1,326
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	10,270	11,233
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	11,635	12,726
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	6,136
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	5,169
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	7,188
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	7,372
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,798
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,774
1 Collin County TX GO TOB VRDO	0.110%	2/7/13	10,925	10,925
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	10,073
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/20	2,940	3,655
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/21	4,525	5,698
Dallas County TX Community College District
GO	5.000%	2/15/27	2,690	3,167
Dallas County TX GO	4.000%	2/15/14	2,375	2,467
Dallas County TX GO	5.000%	2/15/15	1,845	2,015
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,374
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,374
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	12,792
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	15,818
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,820
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,456
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,620
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/31	2,120	2,557
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.110%	2/7/13	6,160	6,160
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	11,276
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,486
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,716
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,861
Dallas TX GO	5.000%	2/15/15 (Prere.)	11,675	12,765
Dallas TX GO	5.000%	2/15/21	5,000	6,270
Dallas TX GO	5.000%	2/15/22	14,000	17,675
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	21,253

Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,440
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	6,920	8,031
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	3,102
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	2,000	2,264
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/22	2,500	2,823
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	1,500	1,694
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,386
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,210
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,558
Denton TX Independent School District GO	5.000%	8/15/16	1,525	1,759
El Paso County TX GO	5.000%	2/15/31	5,000	5,822
El Paso County TX GO	5.000%	2/15/32	4,000	4,645
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,252
El Paso TX Water & Sewer Revenue	5.000%	3/1/23	1,035	1,279
El Paso TX Water & Sewer Revenue	5.000%	3/1/24	2,075	2,542
Fort Bend TX Independent School District GO	5.000%	8/15/17	1,560	1,855
Fort Worth TX GO	5.000%	3/1/17	5,090	5,950
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,324
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,620
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,377
Frisco TX GO	5.000%	2/15/17	1,000	1,166
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,883
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,851
Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,905
Garland TX Independent School District GO	5.000%	2/15/19	3,985	4,871
Garland TX Independent School District GO	5.000%	2/15/23	11,000	13,485
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	7,375	7,455
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	2,000	2,019
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	11,232
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	13,858
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	20,149
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19	4,000	4,746
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/20	10,225	11,913

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/25	39,530	46,197
Harris County TX Flood Control District Revenue	5.000%	10/1/29	2,950	3,480
Harris County TX Flood Control District Revenue	5.000%	10/1/30	3,000	3,525
Harris County TX GO	5.000%	10/1/16	4,755	5,507
Harris County TX GO	5.000%	10/1/17	4,705	5,606
Harris County TX GO	5.000%	10/1/21	8,000	9,939
Harris County TX GO	5.000%	8/15/31	11,485	13,800
Harris County TX GO	5.000%	8/15/32	10,000	11,941
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/27	5,000	6,171
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.200%	12/1/29	4,000	4,384
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.140%	2/1/13	33,260	33,260
Harris County TX Hospital District Revenue
VRDO	0.100%	2/7/13 LOC	9,700	9,700
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,593
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	7,754
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	6,784
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/29	6,270	7,489
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/13	3,290	3,395
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/14	3,475	3,726
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,410
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,337
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	5,322
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	3,956
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,071
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,595
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,815
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,426
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	4,111
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	26,760
Harris County TX Toll Road Revenue	5.000%	8/15/27	4,000	4,673
Harris County TX Toll Road Revenue	5.000%	8/15/28	5,000	5,835
Harris County TX Toll Road Revenue	5.000%	8/15/29	2,000	2,334
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,703
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,087
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	2,052
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,472
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,173
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,505
Houston TX Community College GO	5.000%	2/15/17	1,000	1,166

Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	9,200	10,336
Houston TX GO	5.000%	3/1/17	17,880	20,876
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.090%	2/7/13	20,000	20,000
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/15	5,600	6,147
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	12,585
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	14,312
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	16,698
Houston TX Utility System Revenue	5.250%	5/15/13 (14)	3,500	3,550
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,658
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,323
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	16,229
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	20,147
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,516
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,407
Houston TX Utility System Revenue	5.250%	11/15/30	23,805	28,692
Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,923
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,823
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	12,219
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,655
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,788
Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	6,137
1 Judson TX Independent School District GO TOB
VRDO	0.120%	2/7/13 (12)	11,495	11,495
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,124
1 Lake Travis TX Independent School District GO
TOB VRDO	0.110%	2/7/13	11,300	11,300
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	390	392
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	120	120
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,080
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,018
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,090	1,094
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	1,515	1,521
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	131
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	660	663
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,601
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,385	2,773
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	10,450
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,621
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,384
Lubbock TX GO	5.000%	2/15/23	700	862
Lubbock TX GO	5.000%	2/15/27	5,735	6,768
Lubbock TX GO	5.000%	2/15/29	4,335	5,068
Lubbock TX GO	5.000%	2/15/30	6,660	7,755
Lubbock TX GO	5.000%	2/15/31	4,120	4,775

1 Midland TX Independent School District GO
TOB VRDO	0.120%	2/1/13	8,670	8,670
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.450%	4/1/13	10,000	10,000
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,762
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,970
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	6,166
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	7,311
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	10,362
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	9,340
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,452
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,716
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,912
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	26,391
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	49,355
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	31,007
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	53,526
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	23,130
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	12,956
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,959
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	5,187
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,660
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,819
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,525
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,935
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,810	7,805
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,689
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,576
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	14,161
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,677
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	33,372
North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16	75,000	85,099
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.110%	2/7/13 (13)	2,200	2,200
North Texas University Revenue	5.000%	4/15/20	1,500	1,809
Northside TX Independent School District GO
PUT	0.950%	8/1/13	9,770	9,805
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.108%	10/1/20	5,000	4,963
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,000	17,933
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,576
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	25,613
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,455	11,021
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,548

Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,774
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,187
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	260	260
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	4,740	4,740
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13	10,000	10,000
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	14,865	14,865
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/15 (Prere.)	15,000	16,362
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,750	11,021
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	25,450	28,769
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	22,000	24,869
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	43,055	54,333
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	6,060	7,677
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,757
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,167
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	7,173
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,957
San Antonio TX Water Revenue	5.000%	5/15/27	5,435	6,433
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,760
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,969
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	5,229
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/30	2,000	2,443
Sugar Land TX GO	5.000%	2/15/30	3,445	4,022
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	40,335	44,257
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,669
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,332
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,945
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	19,713
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
Dallas) VRDO	0.130%	2/1/13 LOC	2,596	2,596

Temple TX GO	5.250%	8/1/23 (4)	1,665	1,956
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,787
Texas A&M University System Permanent
University Fund Revenue	5.250%	7/1/14 (Prere.)	14,925	15,971
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	4,125
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,535	5,612
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	4,495	5,377
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/28	4,475	5,338
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,700
Texas GO	5.000%	4/1/15	1,435	1,579
Texas GO	5.000%	8/1/17	3,165	3,765
Texas GO	5.250%	8/1/17	2,000	2,401
1 Texas GO TOB VRDO	0.120%	2/1/13	135,000	135,000
1 Texas GO TOB VRDO	0.120%	2/4/13	73,900	73,900
1 Texas GO TOB VRDO	0.100%	2/7/13	5,000	5,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	71,240	79,244
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,839
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,475	12,231
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,260	3,829
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	9,045
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	24,890	32,279
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,250
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	10,000	10,912
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,000	13,022
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	125
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	11,351
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	124
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,481
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	108
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	9,929
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	107
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	21,919
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	399
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	29,437
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	39,824
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,500	60,206
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	2,000	2,217
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/18	75,000	82,896

2 Texas State University System Financing
System Revenue	5.000%	3/15/23	1,650	2,075
2 Texas State University System Financing
System Revenue	5.000%	3/15/25	750	927
2 Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,469
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,562
Texas State University System Financing
System Revenue	5.000%	3/15/29	4,000	4,555
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,803
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	5,209
Texas Tech University System Financing
System Revenue	5.000%	2/15/23 (2)	10,040	11,309
Texas Tech University System Financing
System Revenue	5.000%	2/15/24 (2)	11,940	13,430
Texas TRAN	2.500%	8/30/13	60,000	60,801
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13 (Prere.)	10,000	10,009
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.110%	2/7/13	7,400	7,400
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,277
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	11,369
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	10,026
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	11,939
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	27,150
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,789
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,602
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	8,230
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,669
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,513
Texas Water Financial Assistance GO	5.000%	4/1/20	20,000	23,244
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,446
Texas Water Financial Assistance GO	5.000%	8/1/28	5,755	6,963
Texas Water Financial Assistance GO	5.000%	8/1/29	2,555	3,076
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,566
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,762
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,861
University of Texas Permanent University Fund
Revenue	5.000%	8/15/20	9,785	11,351
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,373
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	5,000	6,339
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,947
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	5,066
Williamson County TX GO	5.000%	2/15/23	6,000	7,488
				3,234,714
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,482
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,441
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,806

Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,592
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	917
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,348
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	6,845	7,290
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,533
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,389
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,646
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,783
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	5,004
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	26,212
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,969
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	5,001
Utah GO	5.000%	7/1/16	3,070	3,532
Utah GO	5.000%	7/1/16	23,735	27,305
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/17 (4)	1,135	1,352
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/18 (4)	3,100	3,787
				134,389
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,976
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.090%	2/7/13 LOC	7,020	7,020
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,971
				20,967
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	5,073
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,391
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,085
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,658
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,416
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	7,137
				23,760
Virginia (2.3%)
Arlington County VA GO	5.000%	8/15/17	5,955	7,099
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,864
Fairfax County VA Economic Development
Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,530
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	2.000%	4/1/14	2,905	2,962
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,629
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	11,324

Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,798
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,666
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,288
1 Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) TOB VRDO	0.100%	2/7/13	4,590	4,590
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	15,029
Fairfax County VA Public Improvement GO	5.000%	10/1/17	10,320	12,351
Fairfax County VA Public Improvement GO	5.000%	10/1/18	10,320	12,650
Fairfax County VA Public Improvement GO	5.000%	4/1/19	2,050	2,464
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	13,718
Fairfax County VA Public Improvement GO	5.000%	10/1/21	10,315	13,176
Fairfax County VA Public Improvement GO	5.000%	10/1/22	10,315	13,019
Fairfax County VA Public Improvement GO	5.000%	10/1/23	7,315	9,144
Fairfax County VA Public Improvement GO	5.000%	10/1/24	10,315	12,814
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	3,120
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	2,000	2,485
Hampton VA GO	4.000%	1/15/19	3,000	3,495
Hampton VA GO	5.000%	1/15/20	3,000	3,637
Loudoun County VA GO	5.000%	12/1/21	9,185	11,531
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	32,000	33,338
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	10,000	10,409
Newport News VA GO	4.000%	7/15/17	2,825	3,227
Norfolk VA Water Revenue	5.000%	11/1/15	550	618
Norfolk VA Water Revenue	5.000%	11/1/18	725	884
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,236
Portsmouth VA GO	5.000%	7/1/14 (ETM)	175	187
Portsmouth VA GO	5.000%	7/1/14 (4)	3,355	3,578
Richmond VA GO	5.000%	7/15/16	4,120	4,734
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,974
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,635
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/23	3,000	3,552
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,627
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,738
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,708

Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,569
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	19,405	20,400
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	42,520	47,310
1 University of Virginia Revenue TOB VRDO	0.120%	2/1/13	7,400	7,400
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	8,750
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/13 (Prere.)	10,000	10,392
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	6,095
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/24	5,335	6,104
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/25	5,665	6,463
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/26	5,955	6,733
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,927
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	1,020	1,154
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,167
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	12,279
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	22,657
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	12,704
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,259
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,981
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	3,000	3,346
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/17	11,035	13,095
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	8,010	9,128
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	8,430	9,607

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	8,855	10,091
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	9,320	10,621
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	9,105	10,376
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	22,652
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	9,787
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,520	10,453
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,522
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22	10,000	12,634
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/23	2,000	2,514
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,475
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	25,978
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,237
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/25	10,000	12,307
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	6,228
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	6,212
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,464
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,578
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	15,330
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	16,608
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	6,456
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	35,947
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	37,473
Virginia Public Building Authority Facility
Revenue VRDO	0.090%	2/7/13	8,200	8,200
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	13,718
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	9,240
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/22	14,000	17,728

Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	11,540	13,990
Virginia Public Building Authority Revenue	5.000%	8/1/14 (Prere.)	10,000	10,708
Virginia Public School Authority Revenue	5.000%	4/15/13	7,160	7,231
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,183
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	9,074
Virginia Public School Authority Revenue	5.000%	8/1/17	10,660	12,630
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	19,980
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	3,069
Virginia Public School Authority Revenue	5.000%	8/1/24	5,480	6,789
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,329
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	13,721
				905,881
Washington (2.3%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,263
Clark County WA GO	4.750%	12/1/14 (Prere.)	3,275	3,540
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,000	30,728
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	24,856
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/15	6,710	7,438
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	11,167
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	14,000	16,929
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,799
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,735
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,678
King County WA GO	5.000%	7/1/17	5,360	6,340
King County WA Sewer Revenue	5.250%	1/1/27	1,890	2,290
1 King County WA Sewer Revenue TOB VRDO	0.110%	2/7/13	6,950	6,950
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,163
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,619
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,580
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,364
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,397
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	10,320
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,898
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,964
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,445
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,483
University of Washington Revenue	5.000%	4/1/15	9,830	10,801
University of Washington Revenue	5.000%	7/1/27	6,925	8,510
University of Washington Revenue	5.000%	4/1/28	10,195	12,208
University of Washington Revenue	5.000%	7/1/28	11,490	14,070
University of Washington Revenue	5.000%	7/1/29	5,000	6,094
University of Washington Revenue	5.000%	4/1/30	9,315	11,063

University of Washington Revenue	5.000%	7/1/30	10,495	12,733
University of Washington Revenue	5.000%	4/1/31	10,500	12,411
University of Washington Revenue	5.000%	4/1/32	11,375	13,372
University of Washington Revenue	5.000%	7/1/32	5,000	5,997
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/19	3,445	4,200
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,895
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,772
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,469
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,563
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,560
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,926
Washington GO	5.700%	10/1/15 (4)	5,950	6,364
Washington GO	5.000%	7/1/17	32,460	38,349
Washington GO	5.000%	2/1/18	9,165	10,967
2 Washington GO	5.000%	7/1/18	40,000	48,368
Washington GO	5.000%	7/1/19	6,940	8,530
Washington GO	0.000%	6/1/20 (3)	5,500	4,828
Washington GO	5.000%	7/1/20	10,000	11,781
Washington GO	5.000%	8/1/20	4,845	5,926
2 Washington GO	5.000%	7/1/23	31,290	39,673
Washington GO	5.000%	7/1/23	10,000	12,447
Washington GO	5.000%	7/1/24	5,000	6,173
2 Washington GO	5.000%	7/1/24	37,090	46,612
Washington GO	5.000%	1/1/25	1,750	2,101
Washington GO	5.000%	2/1/28	10,000	11,890
Washington GO	5.000%	2/1/29	6,790	8,009
Washington GO	5.000%	2/1/29	9,650	11,428
Washington GO	5.000%	7/1/30	5,000	5,814
Washington GO	5.000%	8/1/30	20,980	24,956
Washington GO	5.000%	8/1/30	10,000	11,972
Washington GO	5.000%	6/1/31	5,250	6,197
Washington GO	5.000%	2/1/32	6,170	7,308
Washington GO	5.000%	6/1/32	5,500	6,461
Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) VRDO	0.100%	2/7/13	34,100	34,100
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,302
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,483
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,969
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,534
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,302
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,890
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	4,013
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	4,131
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	4,075
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,972
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,252

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,368
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	26,700
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,272
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,927
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,378
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	5,002
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,225
Washington State University General Revenue	5.000%	10/1/28	3,070	3,670
Washington State University General Revenue	5.000%	10/1/29	3,070	3,654
Washington State University General Revenue	5.000%	10/1/30	3,140	3,724
Washington State University General Revenue	5.000%	10/1/31	3,170	3,741
Washington State University General Revenue	5.000%	10/1/32	1,600	1,879
				901,307
West Virginia (0.2%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,704
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	4,274
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,481
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	2,087
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,891
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,966
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	3,000	3,060
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	10,000	10,200
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,393
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,773
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,348
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,336
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	7,055
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,646

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,404
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,430	3,869
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,662
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,183
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	13,836
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	2,992
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,924
West Virginia University Revenue	5.000%	10/1/17	1,500	1,766
West Virginia University Revenue	5.000%	10/1/30	3,000	3,505
				96,355
Wisconsin (0.6%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,995
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,581
Milwaukee WI GO	5.000%	5/1/18	11,655	14,036
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,469
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	800
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,136
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,024
Wisconsin GO	5.000%	5/1/13	2,500	2,530
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,093
Wisconsin GO	5.000%	5/1/14 (14)	7,390	7,825
Wisconsin GO	5.000%	5/1/14	3,500	3,706
Wisconsin GO	5.000%	5/1/15	3,000	3,303
Wisconsin GO	5.500%	5/1/15 (14)	15,000	16,685
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,604
Wisconsin GO	5.000%	5/1/16	4,000	4,560
Wisconsin GO	5.000%	5/1/17	4,000	4,699
Wisconsin GO	5.000%	11/1/17	4,500	5,363
Wisconsin GO	5.000%	5/1/18	3,800	4,572
Wisconsin GO	5.000%	5/1/19	7,135	8,517
Wisconsin GO	5.000%	5/1/22	3,500	4,242
Wisconsin GO	5.000%	5/1/27	1,400	1,701
Wisconsin GO	6.000%	5/1/27	10,000	12,350
Wisconsin GO	5.000%	5/1/28	2,060	2,494
Wisconsin GO	5.000%	5/1/29	1,715	2,067
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,917
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,894

Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	6,206
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,852
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,532
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,407
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,928
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.100%	2/7/13 LOC	9,655	9,655
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.130%	2/1/13 LOC	3,900	3,900
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/22	1,100	1,321
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	830
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/25	1,825	2,159
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/26	1,570	1,848
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/27	2,000	2,351
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,179
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,743
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,920
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	13,134
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,540
Wisconsin Transportation Revenue	5.000%	7/1/19	8,840	10,847
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,775
				236,290
Total Tax-Exempt Municipal Bonds (Cost $35,634,245)				38,373,802
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund
(Cost $399,125)	0.100%		399,124,535	399,125
Total Investments (99.8%) (Cost $36,033,370)				38,772,927
Other Assets and Liabilities-Net (0.2%)				64,489
Net Assets (100%)				38,837,416

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $1,167,750,000, representing 3.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2013.
3 Adjustable-rate security.
4 Securities with a value of $5,824,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.

(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	38,373,802	—
Temporary Cash Investments	399,125	—	—
Futures Contracts—Assets[1]	335	—	—
Total	399,460	38,373,802	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2013	3,573	469,068	(1,194)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2013, the cost of investment securities for tax purposes was $36,078,373,000. Net unrealized appreciation of investment securities for tax purposes was $2,694,554,000, consisting of unrealized gains of $2,713,422,000 on securities that had risen in value since their purchase and $18,868,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (0.5%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	9,945	11,342
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,863
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,755
East Alabama Health Care Authority Health
Care Facilities Revenue (East Alabama
Medical Center) PUT	5.000%	9/1/13 (Prere.)	5,000	5,137
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	9,237
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,211
				43,545
Alaska (0.2%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	7,037
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	6,000	7,277
				14,314
Arizona (2.0%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/31	2,000	2,366
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/32	2,365	2,780
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,320
Arizona COP	5.000%	9/1/23 (4)	12,140	13,547
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,912
Arizona State University COP	5.375%	7/1/13 (14)	2,905	2,917
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17	3,500	4,120
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	5,222
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	5,000	5,334
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	15,265	18,876
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	8,925	10,460
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/21	3,190	4,045
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	9,910
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,146
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,781

Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,542
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,500	7,988
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	15,000	15,976
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21 (14)	5,135	5,718
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.100%	2/7/13 LOC	5,185	5,185
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	11,667
				162,812
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	2,870	3,092
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,619
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,412
				9,123
California (16.0%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	2,115
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	3,544
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	4,466
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	12,527
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	9,393
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.200%	4/1/24	10,000	10,000
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	4,674
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	7,239
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	3,165	3,605
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	9,044
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,102
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	6,319
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,000	6,062
3 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	17,405	22,208
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	7,560	8,845
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	10,000	12,070
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	4,145	4,416
California Economic Recovery GO	5.000%	7/1/15	5,990	6,389

California Economic Recovery GO	5.250%	7/1/21	8,750	10,726
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,923
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,797
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,179
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,855
California GO	5.250%	11/1/13 (Prere.)	2,000	2,075
California GO	5.000%	2/1/14 (Prere.)	3,565	3,726
California GO	5.000%	2/1/14 (Prere.)	1,500	1,568
California GO	5.500%	4/1/18	7,000	8,574
California GO	5.000%	6/1/19 (14)	4,500	5,245
California GO	5.000%	9/1/20	5,130	5,852
California GO	5.000%	10/1/20	10,000	12,452
California GO	5.250%	9/1/22	11,500	14,748
California GO	5.250%	9/1/24	12,500	15,306
California GO	5.625%	4/1/26	21,900	26,077
California GO	6.000%	3/1/33	4,000	4,974
California GO	6.500%	4/1/33	41,500	51,601
California GO	6.000%	11/1/35	10,000	12,280
California GO	5.000%	9/1/36	5,750	6,634
California GO	4.500%	10/1/36	1,500	1,580
California GO	6.000%	4/1/38	10,340	12,389
California GO	6.000%	11/1/39	5,000	6,067
California GO	5.250%	11/1/40	18,000	20,849
1 California GO TOB VRDO	0.120%	2/1/13	25,100	25,100
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,383
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,670
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,317
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	15,000	16,798
California Health Facilities Financing Authority
Revenue (Pomona Valley Hospital Medical
Center)	5.750%	7/1/15 (14)	5,180	5,195
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,220
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	8,325	9,323
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,269
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	4,000	4,525
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	18,027
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.250%	2/1/39	15,000	16,340
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.500%	4/1/13	10,000	10,039

California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,777
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	9,340	9,378
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	6,000	6,980
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	2,500	2,904
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	12,038
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/20	2,000	2,387
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	5,000	5,771
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,590
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	3,205	3,699
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	13,705	15,079
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,528
California State University Revenue Systemwide	5.000%	11/1/21	5,000	6,226
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	11,205
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,747
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	12,500	14,032
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	7,000	7,453
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	10,500	11,832
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,432
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	4,354
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,785
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	26,020	26,437
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	10,825	11,043
4 Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	20,000	20,437
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	5,345	5,062
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	17,354
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,135
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,726
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,930
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,633
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	12,516
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,640
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	10,000	11,314

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	12,500	13,636
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,641
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	5,000	5,645
Los Angeles CA GO	5.000%	9/1/22	3,475	4,296
Los Angeles CA GO	5.000%	9/1/22	9,745	12,049
Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	9,000	9,189
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,946
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	8,079
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	8,506
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	31,163
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	8,212
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,589
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	13,518
3 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	7,000	8,740
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,898
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	3,500	4,000
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	3,169
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	2,020	2,061
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	7,765	9,572
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	3,000	3,643
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,809
Metropolitan Water District of Southern
California Revenue VRDO	0.070%	2/7/13	1,835	1,835
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,246
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	18,910	23,832
Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	6,520
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	4,306
1 Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) TOB VRDO	0.130%	2/7/13	1,450	1,450
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,715
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	8,762
Sacramento CA Municipal Utility District
Revenue	6.500%	9/1/13 (14)	2,435	2,518
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	4,750	5,763
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,672
Sacramento CA Municipal Utility District
Revenue VRDO	0.110%	2/7/13 LOC	3,000	3,000
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	3,250	3,570
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	12,391
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	18,416

San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,961
San Diego CA Unified School District GO	0.000%	7/1/13 (ETM)	7,160	7,152
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,826
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	4,511
San Diego CA Unified School District GO	0.000%	7/1/39	6,300	1,828
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	2,072
San Diego CA Unified School District GO	0.000%	7/1/41	10,000	2,636
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	10,000	11,729
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,924
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	5,072
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	11,415	11,819
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,075
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	5,589
San Ramon Valley CA Unified School District
GO	5.000%	8/1/23	2,500	3,155
San Ramon Valley CA Unified School District
GO	5.000%	8/1/24	2,810	3,495
3 San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,346
3 San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,818
Santa Monica CA Community College District
GO	0.000%	8/1/25	2,165	1,416
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	2,720	2,906
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,628
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,924
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	3,152
Southern California Public Power Authority
Revenue (Transmission Project)	0.000%	7/1/14	8,500	8,403
State Center California Community College
District GO	5.000%	8/1/31 (4)	16,100	17,717
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	2,206
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,275	4,628
University of California Revenue	4.500%	5/15/31 (4)	14,920	15,679
Ventura County CA Community College District
GO	5.500%	8/1/33	12,000	14,234
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	14,370
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,858
				1,301,611
Colorado (2.2%)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,658
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,725

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/41	4,000	4,421
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,344
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/40	2,035	2,225
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.100%	2/7/13	16,500	16,500
Colorado Springs CO Utility System Revenue	5.000%	11/15/13 (Prere.)	12,725	13,200
Denver CO City & County Airport Revenue	5.000%	11/15/32	4,000	4,659
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	10,000	9,891
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,795	5,477
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	9,350
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	10,764
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	13,919
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	5,814
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	7,468
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.700%	6/15/16 (Prere.)	15,000	17,497
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	16,000	18,717
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,789
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	11,500	13,405
University of Colorado Enterprise System
Revenue	5.750%	6/1/28	1,000	1,229
				176,052
Connecticut (1.1%)
Connecticut GO	5.000%	12/1/19	8,225	10,155
Connecticut GO	5.000%	12/1/20	10,000	12,206
Connecticut GO	5.000%	11/1/22	7,150	8,864
Connecticut GO	5.000%	6/1/23	5,000	6,216
Connecticut GO	5.000%	10/15/23	2,500	3,124
Connecticut GO	5.000%	10/15/24	5,925	7,340
Connecticut GO	5.000%	4/15/25	10,000	12,197
Connecticut GO	5.000%	4/15/26	5,000	6,077
Connecticut GO	5.000%	10/15/26	4,140	5,075
Connecticut GO	5.000%	10/15/31	1,850	2,214
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/25	1,860	2,245
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/26	1,955	2,346

Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/27	1,850	2,208
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	8,500	9,287
				89,554
District of Columbia (0.9%)
District of Columbia Income Tax Revenue	5.000%	12/1/30	10,000	12,157
District of Columbia Income Tax Revenue	5.000%	12/1/31	10,000	12,090
District of Columbia Income Tax Revenue	5.000%	12/1/32	10,000	12,022
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,510
District of Columbia Revenue (Washington
Drama Society) VRDO	0.100%	2/7/13 LOC	6,270	6,270
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	8,000	9,254
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	15,115
				72,418
Florida (7.2%)
Broward County FL Airport System Revenue	5.000%	10/1/37	12,500	14,169
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	15,000	17,385
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	7,977
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	18,000	19,652
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,730
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,910
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,000	11,169
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (14)	13,770	15,791
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	15,102
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13 (Prere.)	5,000	5,128
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (14)	11,900	12,204
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (3)	8,000	8,893
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/19	5,565	6,998
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	3,113
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.100%	2/7/13	3,000	3,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.110%	2/7/13	2,200	2,200
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	9,552
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	10,164
Florida Department of Transportation GO	5.000%	7/1/14 (Prere.)	9,750	10,492
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,512

Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,661
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	275
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	208
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	287
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,315
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,581
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	4,085	4,384
3 Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	10,000	11,146
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,289
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	15,021
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	4,039
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,323
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	5,000	5,459
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,730	13,688
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	7,750	8,098
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,419
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,165	2,605
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	4,000	4,781
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,563
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	4,420	5,252
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	5,000	5,905
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	16,102
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,832
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,965
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	9,119
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,335

Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,785
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26 (2)	17,240	19,326
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	6,500	7,105
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) VRDO	0.120%	2/7/13 LOC	1,650	1,650
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,766
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,752
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	11,389
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,247
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,801
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	7,969
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	5,265	5,829
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/13 (14)	9,695	10,011
3 Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	11,265	13,208
3 Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	11,473
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	4,196
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,540
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	5,000	5,635
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	20,000	23,747
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	19,454
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	8,000	9,116
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	4,300	5,078
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	5,542
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,267
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/32	8,000	8,825
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	14,110
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.100%	2/7/13 LOC	1,900	1,900
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,164
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,958
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,234
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	8,432

Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,874
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,964
				585,140
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	4,018
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33 (4)	10,020	10,542
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	3,006
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,748
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,152
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,731
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,803
Atlanta GA Airport Revenue	5.000%	1/1/37	5,000	5,660
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,575
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	26,425	26,503
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,274
Cobb County GA Kennestone Hospital Authority
Revenue	5.250%	4/1/41	10,000	11,226
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,793
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,318
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	6,650	7,631
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	5,000	5,682
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,557
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,925
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,691
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	12,002
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	18,163
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	9,670	11,050
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,000	9,623
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/19	5,000	6,036
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,328
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/18	7,000	8,302
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,738
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.110%	2/7/13	2,955	2,955
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	3,860	4,269
				219,301

Hawaii (0.6%)
Hawaii GO	5.000%	12/1/21	5,150	6,486
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,902
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,892
Honolulu HI City & County GO	5.250%	4/1/28	8,000	9,425
Honolulu HI City & County GO	5.250%	4/1/30	8,000	9,425
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,422
Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,803
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,925
University of Hawaii Revenue	6.000%	10/1/38	2,500	3,046
				50,326
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/33	6,000	7,166
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,551
				14,717
Illinois (8.0%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	8,216
Chicago IL Board of Education GO	0.000%	12/1/13 (2)	5,000	4,975
Chicago IL Board of Education GO	0.000%	12/1/14 (2)	5,000	4,926
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,948
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,967
Chicago IL Board of Education GO	5.000%	12/1/42	27,925	30,628
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	8,080
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	4,260
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	9,215
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,619
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,214
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,602
Chicago IL GO	5.000%	12/1/22	3,230	3,768
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,754
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,454
Chicago IL GO	5.000%	1/1/28 (4)	7,500	8,152
Chicago IL GO	5.650%	1/1/28 (14)	2,820	3,144
Chicago IL GO	5.250%	1/1/35	5,000	5,593
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,860
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	19,471
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	20,158
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/40	2,000	2,188
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.250%	2/7/13 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,591
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	36,441
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,840
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	6,232
Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	15,014
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,871
Cook County IL GO	5.250%	11/15/28	6,000	7,102
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,922
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.110%	2/7/13	1,230	1,230

Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	4,250	4,838
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	4,000	4,548
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	6,002
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,776
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,466
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	16,964
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,744
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.100%	2/7/13 LOC	21,775	21,775
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,286
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	18,709
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,345	7,349
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,510
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,364
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	16,000	19,124
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,594
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,450
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/33	7,750	9,385
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/37	10,000	11,981
Illinois GO	2.000%	2/1/13	17,205	17,205
Illinois GO	5.000%	8/1/20	10,000	11,579
Illinois GO	5.000%	3/1/21	4,000	4,604
Illinois GO	5.000%	8/1/21	7,000	8,088
Illinois GO	5.000%	8/1/24	9,000	10,225
Illinois GO	5.000%	8/1/25	2,000	2,258
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	19,155	23,094
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,518
Illinois Sales Tax Revenue	5.000%	6/15/19	5,000	6,077
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,966
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,768
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,932
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,898
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	22,769
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	6/15/20	5,000	5,220
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	4,500	4,875
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/14 (14)	16,100	15,806

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,224
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	12,000	13,304
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	5,000	6,228
1 Metropolitan Pier & Exposition Authority Illinois
Hospital Facilities Revenue TOB VRDO	0.500%	2/7/13 (ETM)	11,355	11,355
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,948
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	18,014
Springfield IL Water Revenue	5.000%	3/1/37	8,000	9,236
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,502
Will County IL Community School District GO	0.000%	11/1/13 (ETM)	10,000	9,969
				655,767
Indiana (1.1%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	3,064
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,313
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	9,000	9,909
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	7,012
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	2/1/13	6,200	6,200
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,990
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	7,045	7,593
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,335
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,428
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	6,220
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	10,593
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	8,816
				90,473

Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Alcoa Inc. Project)	4.750%	8/1/42	11,000	11,177

Kansas (0.1%)
Burlington KS Pollution Control Revenue
(Kansas Gas & Electric Co. Project)	4.850%	6/1/31 (14)	7,500	7,849

Kentucky (0.9%)
Kentucky Asset/Liability Commission General
Fund Revenue	0.610%	11/1/17 (14)	7,425	7,424
Kentucky Asset/Liability Commission General
Fund Revenue	0.730%	11/1/21 (14)	23,695	23,405
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,743
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,784
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	12,000	14,681
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,652
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,500	7,342
				74,031
Louisiana (1.6%)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	7,578
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,512
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	8,884
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	7,500	9,169
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,795
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	16,006
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	5,000	5,509
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.090%	2/7/13 LOC	11,650	11,650
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	10,585
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,653
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,469
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/32	2,500	2,867
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,941
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	5,247
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,412

St. John Baptist Parish LA Revenue (Marathon
Oil Corp. Project)	5.125%	6/1/37	7,500	8,014
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	14,500	14,790
				130,081
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.100%	2/7/13 LOC	3,400	3,400
3 Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/43	8,000	8,690
				12,090
Maryland (0.6%)
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,878
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (12)	500	520
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/33 (12)	2,500	2,578
Maryland GO	5.000%	3/1/21	5,000	6,201
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,735
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/30	1,000	1,194
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/32	2,000	2,367
Maryland Health & Higher Educational Facilities
Authority Revenue (Medlantic/Helix)	5.250%	8/15/38 (2)	5,000	6,169
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	11,485	14,052
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/34 (14)	2,900	3,055
				46,749
Massachusetts (3.8%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,903
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	6,680	7,531
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	7,235	9,519
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	4,141
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/13	10,328	10,328
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.500%	2/7/13	12,970	12,970
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,192

Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,844
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,247
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,214
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,644
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,568
2 Massachusetts GO	0.480%	9/1/14	5,000	5,012
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	9,458
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	10,000	12,019
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	8,002
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	8,663
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	11,171
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,485	17,298
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,681
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	5,000	6,312
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	10,000	12,515
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	745	818
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	9,394
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	7,629
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	10,503
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	9,166
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,160	6,547
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	20,000	23,672
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31 (2)	21,000	23,656
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,910
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	13,779
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	5,000	5,900
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	3,000	3,484
				306,690

Michigan (1.9%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,995
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,125
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,234
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,403
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	8,300	10,225
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	6,664
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,765
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	1/15/42	10,805	11,919
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/21	2,750	3,452
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,851
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,808
Michigan GO	5.250%	9/15/26 (4)	14,000	15,993
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,716
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	12,000	12,737
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/39	9,000	10,453
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,648
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	4,555	4,206
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	10,675	10,289
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,445	4,225
Oakland University of Michigan Revenue VRDO	0.100%	2/7/13 LOC	10,510	10,510
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	9,129
University of Michigan University Revenue	5.000%	4/1/18	6,950	8,344
				157,691
Minnesota (0.4%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	5,167
Minnesota General Fund Revenue	5.000%	3/1/28	8,000	9,688
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/17	1,940	2,231
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/19	2,100	2,474
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,476
University of Minnesota Revenue	5.000%	8/1/35	10,300	12,090
				33,126
Mississippi (0.3%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/36 (10)	10,000	10,276
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,509

Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,250
				27,035
Missouri (0.7%)
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	11,660	11,990
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	3,500	3,899
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester
Cox Medical Center)	5.250%	6/1/15 (14)	3,295	3,409
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	12,750	15,052
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	9,365
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/29	5,000	5,586
St. Louis MO Special Obligation Revenue	5.000%	12/1/19	4,045	4,983
				54,284
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,660
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,495
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/39	5,000	5,775
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,786
				20,716
Nevada (1.1%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,094
Clark County NV School District GO	5.000%	12/15/14 (Prere.)	12,590	13,682
Clark County NV School District GO	5.000%	6/15/19 (14)	9,155	10,105
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	2,000	2,106
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	12,433
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,249
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,798
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,197
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,394
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.130%	2/7/13	4,690	4,690
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,815
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,852
				88,415
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,816
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,492

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	2,050	2,210
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	5,000	6,055
				12,573
New Jersey (4.5%)
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/14 (ETM)	10,185	11,078
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/15 (ETM)	10,820	12,341
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.090%	2/1/13 LOC	3,700	3,700
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	6,515	7,123
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.800%	2/1/16	2,500	2,562
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	31,001
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	20,000	24,559
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	12,971
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	8,000	9,408
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	11,763
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,464
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	22,000	24,570
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,621
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,388
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	9,085
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.100%	2/7/13	4,015	4,015
New Jersey GO	5.000%	8/15/20	4,750	5,878
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,352
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,690	2,867
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	1,125	1,180
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.080%	2/7/13	1,100	1,100
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	310	312
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (4)	55	55
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	580	583

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	3,200	3,627
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	7,000	8,381
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	36,000	45,085
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	6,116
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	10,487
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	5,180	6,441
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	9,022
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,323
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	12,134
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	11,456
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,272
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	317
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	2,450	2,677
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	270	317
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	520	601
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,550	5,351
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	32,925
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.060%	2/7/13 LOC	1,585	1,585
				370,093
New Mexico (0.5%)
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	10,000	10,679
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	7,047
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	14,745	16,318
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.110%	2/7/13	6,670	6,670
				40,714
New York (14.8%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	7,097
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,200	4,488
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	2,000	2,449

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,681
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,953
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.120%	2/7/13 LOC	9,370	9,370
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	11,075	11,479
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	7,000	8,353
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/13 (4)	11,000	10,991
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	3,680	4,360
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,710
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	2,500	2,793
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,295
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	6,355	5,439
New York City NY GO	5.000%	8/1/17	10,000	11,799
New York City NY GO	5.000%	8/1/19	14,000	17,139
New York City NY GO	5.000%	8/1/19	2,000	2,448
New York City NY GO	5.000%	8/1/21	15,000	18,729
New York City NY GO	5.000%	8/1/21	6,000	7,361
New York City NY GO	5.125%	12/1/23	12,875	15,221
New York City NY GO	5.000%	8/1/24	5,000	5,819
New York City NY GO	5.000%	8/1/25	5,000	5,953
New York City NY GO	5.000%	10/1/25	11,800	14,174
New York City NY GO	5.000%	8/1/27	7,000	8,309
New York City NY GO	5.000%	8/1/28	27,950	33,851
New York City NY GO	5.000%	8/1/31	5,000	5,877
New York City NY GO	5.000%	10/1/31	5,000	5,963
New York City NY GO	5.000%	8/1/32	14,000	16,431
New York City NY GO	5.000%	10/1/32	5,260	6,244
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,773
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	7,074
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	3,521
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	6,739
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,649
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	17,251

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,680
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,757
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,470
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,389
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	17,910
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	12,000	13,566
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,648
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,863
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	13,835
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	18,660
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,811
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,200
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	6,675	6,830
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	865	1,069
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,195	3,965
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,135	3,890
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	7,000	8,687
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,496
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/23	7,225	8,816
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	325	332
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	11,780	13,463
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,908
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,250	6,190
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	6,135	7,113
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,940	12,637
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	7,050	8,139
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	14,420	16,411

New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.100%	2/7/13	1,980	1,980
New York GO	5.000%	2/1/30	3,385	3,958
New York GO	5.000%	2/15/30	4,000	4,743
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,440
New York Liberty Development Corp. Revenue	5.000%	12/15/41	10,000	11,314
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,550	23,046
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	7,118
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.110%	2/7/13	10,515	10,515
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (12)	8,415	10,487
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,812
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,901
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,600	8,009
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	6,100	7,162
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,500	7,595
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	4,000	4,659
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,638
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,486
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,257
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	6,089
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,653
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.090%	2/7/13 LOC	4,800	4,800
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	2,000	2,445
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	4,000	4,932
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,718
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,439
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	3,079
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,849
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,000	9,162
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/19	4,000	4,644
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,739

New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	10,000	11,580
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	9,536
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19	3,890	4,740
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	13,170
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,800	3,241
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	5,800	6,663
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	11,937
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/20	10,000	12,235
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21	19,995	25,117
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,733
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,921
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,622
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	11,560	13,599
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	20,000	23,208
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	10,100	11,671
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	7,500	8,532
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,852
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,568
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,000	5,950
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	4,122
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	4,000	4,656
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.100%	2/7/13	9,300	9,300
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.130%	2/7/13	4,600	4,600
New York State Thruway Authority Revenue	5.000%	1/1/37	7,000	7,942
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,495	12,909

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	8,975
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	15,650	19,801
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,850
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,955
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,422
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	9,484
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,989
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,524
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	12,241
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,591
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	8,395	9,389
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,888
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.625%	6/1/44	5,500	5,368
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	4,000	3,218
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	1,035	1,039
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/20	12,565	12,776
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/21 (2)	12,000	12,189
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/22 (2)	5,000	5,078
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	8,725
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	10,000	12,044
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	14,736
				1,204,006
North Carolina (1.3%)
Cary NC Combined Enterprise System Revenue	4.000%	12/1/33	3,890	4,247
Cary NC Combined Enterprise System Revenue	5.000%	12/1/42	5,250	6,177
Charlotte NC Airport Revenue	5.000%	7/1/39	1,000	1,127
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,878
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.125%	1/15/37	2,000	2,242
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.250%	1/15/42	6,000	6,849

Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	3,300	3,509
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.100%	2/7/13	3,700	3,700
Mecklenburg County NC GO	5.000%	12/1/25	10,000	13,158
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Wake Forest
University)	5.000%	1/1/38	2,975	3,364
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	4,140	4,830
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	5,000	5,669
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	5,000	5,692
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,490
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/38	1,825	2,021
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,458
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/16	10,000	11,305
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	10,000	11,645
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	4,000	4,663
				103,024
Ohio (2.4%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.110%	2/7/13 LOC	1,700	1,700
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,560
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.090%	2/7/13 LOC	2,500	2,500
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,711
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	8,686
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	9,930	9,068
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	5,500	4,894
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	8,860	7,969
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,646
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,646
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.100%	2/7/13	5,000	5,000

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.100%	2/7/13	2,500	2,500
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	6,265	6,654
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.100%	2/7/13	3,000	3,000
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,828
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,694
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	6,017
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,922
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,186
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.110%	2/7/13	9,000	9,000
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.110%	2/7/13	18,300	18,300
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	3,000	3,126
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,061
Ohio GO	5.000%	5/1/18	4,450	4,886
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.100%	2/7/13 LOC	1,795	1,795
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	11,634
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	8,407
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	10,000	10,472
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	1,280	1,340
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	8,168
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,814
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	3,000	3,716
				195,900
Oklahoma (0.0%)
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,467

Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	5/1/27	6,755	7,687
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/26	10,000	11,800
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,931
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,526
Oregon Health & Science University Revenue	5.000%	7/1/30	4,700	5,445

Oregon Health & Science University Revenue
VRDO	0.090%	2/7/13 LOC	4,100	4,100
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,956
				49,445
Pennsylvania (2.7%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,531
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	3,000	3,425
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	11,523
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.100%	2/7/13	900	900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.080%	2/7/13 LOC	2,280	2,280
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.080%	2/7/13 LOC	950	950
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,747
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,549
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,806
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,739
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,807
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	5,620	6,333
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,375
1 Pennsylvania GO TOB VRDO	0.110%	2/7/13	7,000	7,000
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,700
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,319
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,629
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,478
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,735
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,725
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.110%	2/7/13	4,875	4,875
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	15,966
1 Pennsylvania State University Revenue TOB
VRDO	0.180%	2/7/13 LOC	1,300	1,300
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,680

Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,719
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,461
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,914
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	2,135	2,583
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	23,346
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,595	8,263
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,266
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,669
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	19,884
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	2,000	2,321
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	2/1/13	1,000	1,000
Philadelphia PA School District GO	6.000%	9/1/38	7,000	8,157
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (ETM)	1,675	1,735
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (14)	1,875	1,935
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	1,205	1,286
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,983
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,886
				223,780
Puerto Rico (1.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,103
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	6,241
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	10,000	9,833
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,824
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/34 (2)	15,305	3,958
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	415	439
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	14,585	15,298
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,786
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	3,158
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	30,081
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	69,500	6,064
				86,785
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	9,080
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	3,089
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/32 (4)	1,000	1,053
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,871
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,876
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	2,000	2,105
				20,074

South Carolina (2.1%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/14 (Prere.)	5,000	5,424
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,580	11,917
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	11,800	13,053
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/31	7,000	7,821
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,525
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,268
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	13,482
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18	1,000	1,162
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21	3,200	3,827
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,942
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	10,000	11,575
South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,941
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.110%	2/7/13	7,280	7,280
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	20,840	22,557
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	27,170	29,409
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	6,402
1 York County SC Rock Hill School District No. 3
GO TOB VRDO	0.120%	2/7/13 (4)	12,305	12,305
				174,890
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	8,795	9,693

Tennessee (0.3%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.080%	2/7/13 LOC	670	670
Shelby County TN GO VRDO	0.110%	2/7/13	1,210	1,210
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	387
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,323
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	4,775	5,574
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,775	6,432
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	2,090	2,286
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	3,000	3,277
				24,159

Texas (7.3%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,573
Austin TX Electric Utility System Revenue	5.000%	11/15/28	3,500	4,195
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	2,320	2,874
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	6,165
1 Beaumont TX Independent School District
School Building GO TOB VRDO	0.110%	2/7/13	6,675	6,675
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,000	1,180
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,571
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,504
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,611
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,373
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,507
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,280
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/31	3,250	4,150
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,692
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,860
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,346
Houston TX Airport System Revenue	5.000%	7/1/31	1,930	2,231
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,460
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,785
Houston TX Utility System Revenue	5.250%	11/15/30	7,500	9,040
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,999
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	6,115	6,666
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,361
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,931
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	25
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	260
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	13
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,742
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,524
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,564
Lubbock TX Independent School District GO
VRDO	0.150%	2/7/13	14,800	14,800
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,846
Montgomery County TX GO	5.125%	3/1/31	4,000	4,681
Montgomery County TX GO	5.250%	3/1/32	5,000	5,886
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,581
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,226
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,423
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,537
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	16,250
North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,000	2,256
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,748
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,913
North Texas Tollway Authority System Revenue	5.500%	9/1/41	10,000	11,904

North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,104
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.110%	2/7/13 (13)	5,800	5,800
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	7,425	7,451
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,129
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,191
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	5,135
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	5,336
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,646
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.108%	10/1/20	5,000	4,963
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,000	5,932
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,255
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,468
Texas City TX Industrial Development Corp.
Marine Terminal Revenue (ARCO Pipe Line
Co. Project)	7.375%	10/1/20	17,310	23,840
Texas GO	5.750%	8/1/32	10,380	10,525
1 Texas GO TOB VRDO	0.120%	2/4/13	9,100	9,100
1 Texas GO TOB VRDO	0.110%	2/7/13	3,975	3,975
2 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.570%	9/15/17	3,700	3,678
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	8,820	9,811
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	6,000	7,781
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	5,000	5,413
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	38,730	38,647
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	33,886
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	32,381
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,978
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	5,981
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	16,000	16,319
3 Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,841
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13 (Prere.)	10,000	10,009
1 Texas Transportation Commission Revenue
TOB VRDO	0.090%	2/7/13	5,000	5,000

Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	5,850
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	15,397
University of Houston Texas Revenue	5.000%	2/15/43	12,485	13,982
				599,012
Utah (0.5%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,345
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	17,395	17,749
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.120%	2/1/13	4,000	4,000
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,904
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,833
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,587
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,136
				40,554
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/34 (4)	10,000	10,688

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	4,323
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	4,000	4,333
				8,656
Virginia (1.3%)
Chesapeake VA Toll Road Revenue	5.000%	7/15/47	2,250	2,400
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	11,522
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/37	6,000	6,851
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,925
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	7,500	7,807
Norfolk VA Economic Development Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/36	7,000	8,010
Route 460 Funding Corp. of Virginia Toll Road
Revenue	5.125%	7/1/49	8,000	8,748
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	6,000	6,284
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,127
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	10,715	13,367
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	20,537

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,705
				105,283
Washington (2.2%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,948
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	12,316
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	10,936
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,117
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	10,000	12,092
King County WA Sewer Revenue	5.000%	1/1/39	7,500	8,485
King County WA Sewer Revenue	5.250%	1/1/42	2,500	2,924
King County WA Sewer Revenue	5.750%	1/1/43	7,170	8,427
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,444
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,520
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,339
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,357
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	4,100	5,039
Washington GO	6.750%	2/1/15	1,520	1,615
Washington GO	5.000%	2/1/19	5,000	6,095
Washington GO	5.000%	2/1/20	5,000	6,173
Washington GO	5.000%	2/1/35	10,000	11,644
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,477
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,540
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/42	5,000	5,527
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	6,007
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,535
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,635
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/38	12,000	13,719
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,911
				180,822
West Virginia (0.5%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	6,000	6,329
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/28	4,340	5,076
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,769

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	7,237
West Virginia Hospital Finance Authority
Hospital Revenue (United Hospital Center Inc.
Project)	5.250%	6/1/41 (2)	13,500	14,145
West Virginia University Revenue	5.000%	10/1/36	5,985	6,987
				42,543
Wisconsin (1.5%)
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,294
Wisconsin GO	5.000%	5/1/23	5,000	6,225
Wisconsin GO	6.000%	5/1/36	10,000	12,216
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,688
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,603
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	7,000
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,810
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	12,635	14,199
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	9,670	10,602
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,976
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,771
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,234
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,283
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.100%	2/7/13 LOC	13,300	13,300
Wisconsin Transportation Revenue	4.500%	7/1/26 (14)	11,470	12,295
				124,496
Total Tax-Exempt Municipal Bonds (Cost $7,365,423)				8,085,744
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
5 Vanguard Municipal Cash Management Fund
(Cost $118,179)	0.100%		118,179,389	118,179

Total Investments (100.6%) (Cost $7,483,602)				8,203,923
Other Assets and Liabilities-Net (-0.6%)				(48,220)
Net Assets (100%)				8,155,703

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $174,343,000, representing 2.1% of net assets.

2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2013.
4 Securities with a value of $1,226,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,085,744	—
Temporary Cash Investments	118,179	—	—
Futures Contracts—Assets[1]	71	—	—
Total	118,250	8,085,744	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Long-Term Tax-Exempt Fund

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2013	754	98,986	(252)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2013, the cost of investment securities for tax purposes was $7,514,929,000. Net unrealized appreciation of investment securities for tax purposes was $688,994,000, consisting of unrealized gains of $695,910,000 on securities that had risen in value since their purchase and $6,916,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of January 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.5%)
1 Alabama Housing Finance Authority Single
Family Mortgage Revenue TOB VRDO	0.300%	2/7/13 LOC	7,785	7,785
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,518
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.100%	2/7/13 LOC	4,200	4,200
Butler AL Industrial Development Board Solid
Waste Disposal Revenue (Georgia-Pacific
Corp. Project)	5.750%	9/1/28	1,350	1,405
Camden AL Industrial Development Board
Exempt Facilities Revenue (Weyerhaeuser
Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,147
Courtland AL Development Board Solid Waste
Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,161
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	6,300	6,469
Phenix City AL Industrial Development Board
Environmental Improvement Revenue
(MeadWestvaco Coated Board Project)	4.125%	5/15/35	6,000	5,892
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,421
				41,998
Alaska (0.4%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	7,160
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	4,000	4,446
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	1,400	1,698
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	12,400	15,040
				28,344
Arizona (2.7%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.100%	2/7/13 LOC	4,700	4,700
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	6,906
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,568
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	8,972

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/42	2,500	2,695
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	5,900	6,567
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	8,790	10,341
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	5,500	6,938
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.250%	7/1/32	5,950	6,423
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,969
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/33	10,175	11,636
Phoenix AZ Industrial Development Authority
Solid Waste Revenue (Republic Services Inc.)
PUT	0.580%	5/1/13	98,830	98,830
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	5.250%	10/1/40	12,500	13,652
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.110%	2/7/13	3,000	3,000
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	17,105	20,373
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/39	2,500	2,896
				221,466
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	2,200	2,370

California (15.9%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	11,019
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	5,250	5,877
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	423
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,847
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/26	1,920	2,323
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.200%	4/1/24	10,000	10,000
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	5,375	6,276
California Economic Recovery GO	5.250%	7/1/21	8,250	10,113
California GO	5.500%	4/1/18	15,000	18,372
California GO	5.000%	10/1/20	10,000	12,452
California GO	5.000%	11/1/21	13,845	16,244
California GO	5.250%	9/1/22	8,830	11,324
California GO	5.000%	9/1/23	8,000	9,928
California GO	5.250%	9/1/24	6,500	7,959
California GO	5.000%	9/1/29	4,565	5,345
California GO	6.000%	3/1/33	3,000	3,731
California GO	5.125%	4/1/33	15,000	16,998
California GO	6.500%	4/1/33	34,000	42,276

California GO	5.000%	9/1/36	5,750	6,634
California GO	4.500%	10/1/36	1,500	1,580
California GO	5.250%	3/1/38	5,000	5,645
California GO	5.500%	11/1/39	10,000	11,630
California GO	6.000%	11/1/39	5,000	6,067
California GO	5.250%	11/1/40	13,500	15,636
1 California GO TOB VRDO	0.280%	2/7/13 (4)	10,000	10,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,223
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,862
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.090%	2/7/13 LOC	20,000	20,000
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,218
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	10,000	11,199
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.250%	8/15/41	3,000	3,278
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,067
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,000	5,891
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/35	2,075	2,344
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	5,900	6,675
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,422
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.120%	2/1/13 (ETM)	1,275	1,275
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/30	10,000	10,844
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	4,142
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.600%	5/1/13	30,000	30,000
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,774
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.400%	4/1/25	3,000	3,182
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.000%	7/1/27	6,185	6,532
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	5.125%	5/1/14	2,250	2,377
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	8,000	8,188

California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,677
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	1.875%	4/1/15	6,000	6,091
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	8,209
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,315
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	3,045
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	7,000	7,299
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	8,795	10,231
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	5,000	5,809
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	5,000	5,771
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	4,140
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/29	10,000	11,961
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	9,989
California State University Revenue Systemwide	5.000%	11/1/20 (2)	20,995	23,045
California State University Revenue Systemwide	5.250%	11/1/34	9,275	10,512
California State University Revenue Systemwide	5.250%	11/1/38	2,490	2,813
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	8,040	8,898
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	5,000	5,613
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	28,000	29,812
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.080%	2/7/13 LOC	4,300	4,300
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	8,709
Carlsbad CA Assessment District No. 2002-01
Improvement Revenue (Poinsettia Lane East)	5.200%	9/2/35	2,710	2,721
Cerritos CA Community College District GO	0.000%	8/1/33	4,000	1,594
Cerritos CA Community College District GO	0.000%	8/1/36	2,200	742
3 Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,241
3 Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	638
East Side CA Union High School District GO	5.000%	8/1/37	10,000	11,255
El Monte CA High School District GO	5.500%	6/1/34 (12)	8,575	9,867
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/28 (14)	25,000	25,736
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	10,345	9,759

Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	7,000	6,410
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	20,885	17,916
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	7,000	6,630
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,402
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,135
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.200%	9/1/26	740	763
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.250%	9/1/36	1,970	2,020
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,104
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	933
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	929
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	935
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	3,736
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	2,806
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	4,033
Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	5,417
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	7,202
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	16,839
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.140%	2/7/13	8,465	8,465
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24 (4)	8,000	8,846
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,427
Los Angeles CA Unified School District GO	5.000%	7/1/27	5,000	5,837
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,492
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,898
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,831
Merced CA Irrigation District Electric System
Revenue	5.000%	9/1/26 (10)	6,000	6,220
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,383
Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	6,520
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,840
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	8,331
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,568
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,288
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	11,320
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	3,523
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	9,411
1 Palomar Pomerado Health California GO TOB
VRDO	0.100%	2/7/13 LOC	1,000	1,000
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	5,080

Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,880
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,388
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,260
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,528
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,259
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,249
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	1,000	1,046
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/38	18,995	19,463
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	12,189
Sacramento CA Municipal Utility District
Revenue VRDO	0.110%	2/7/13 LOC	14,600	14,600
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	11,211
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,438
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	35,727
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,685
San Diego CA Unified School District GO	5.500%	7/1/19 (14)	10,140	12,318
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	16,261
San Diego CA Unified School District GO	0.000%	7/1/30	20,000	9,813
San Diego CA Unified School District GO	0.000%	7/1/45	29,520	6,424
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.100%	2/7/13	4,300	4,300
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.110%	2/7/13	7,895	7,895
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	24,616
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	31,350
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,601
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,336
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/32	5,000	5,908
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,540
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.110%	2/7/13	4,600	4,600
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,232
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,739
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,737
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,350
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,618

San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,064
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,414
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,153
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	8,718
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,424
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	793
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,575	1,604
San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,385	5,488
San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	7,965
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,026
Santa Margarita CA Water District Community
Facilities District No. 99-1 Special Tax
Revenue	6.000%	9/1/13 (Prere.)	3,000	3,101
Santa Monica CA Community College District
GO	0.000%	8/1/24	5,000	3,425
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	3,590
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,628
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/20	10,505	12,300
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	7,055
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	3,830
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,580
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,972
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	7,000	7,613
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,976
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	2,122
Westlands CA Water District Revenue	5.000%	9/1/30 (4)	1,000	1,166
Westlands CA Water District Revenue	5.000%	9/1/31 (4)	1,000	1,163
				1,295,205
Colorado (2.3%)
Aurora CO Hospital Revenue (Children's
Hospital Association Project)	5.000%	12/1/40	5,000	5,508
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	4.500%	9/1/38	15,475	16,183
Colorado Health Facilities Authority Revenue
(Christian Living Community)	5.125%	1/1/30	1,500	1,581
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/25	11,500	11,950
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,474

1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.110%	2/7/13	7,700	7,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.100%	2/7/13	2,900	2,900
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,564
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	1,508	1,595
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	5,000	4,945
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/14 (14)	8,000	7,745
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	4,726
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,308
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	18,514
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	8,930
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	10,343
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,000	4,526
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	10,000	11,698
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,115
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,547
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,123
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,116
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	555
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,947
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	11,500	13,405
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	9,022
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	13,921
				183,941
Connecticut (0.6%)
Connecticut Development Authority Pollution
Control Revenue (Connecticut Light & Power
Co. Project)PUT	1.550%	4/1/15	6,000	6,031
Connecticut GO	5.000%	12/1/15	1,200	1,351
Connecticut GO	5.000%	12/1/15 (14)	6,650	7,059
Connecticut GO	5.000%	11/1/16	6,000	6,947
Connecticut GO	5.000%	11/1/16	8,100	9,378
Connecticut GO	5.000%	4/15/23	5,000	6,204

Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,443
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	8,500	9,287
				50,700
Delaware (0.2%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,514
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	1,475	1,510
New Castle County DE Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.100%	2/7/13	9,855	9,855
				15,879
District of Columbia (0.7%)
District of Columbia Revenue (American
University) VRDO	0.100%	2/7/13 LOC	7,700	7,700
District of Columbia Revenue (Washington
Drama Society) VRDO	0.100%	2/7/13 LOC	10,300	10,300
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	11,627
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	1,215	1,416
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,730
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	4,500	5,208
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/28	1,500	1,718
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	8,000	8,808
				58,507
Florida (6.4%)
Beacon Lakes FL Community Development
Special Assessment Revenue	6.900%	5/1/35	14,360	14,582
Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,749
Broward County FL Airport System Revenue	5.000%	10/1/42	10,000	10,887
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,609
1 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.100%	2/7/13	4,900	4,900
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	7,977
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	10,000	10,918
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,730
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,759
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,970
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	2,210	2,405
Escambia County FL Environmental
Improvement Revenue	5.750%	11/1/27	6,000	6,186
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,799
Florida Board of Education Lottery Revenue	5.500%	7/1/27	4,000	4,725

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (3)	7,230	8,037
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.110%	2/7/13	1,100	1,100
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.250%	4/1/42	2,000	2,218
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	7,260	7,369
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	4,230	4,459
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	4,125	4,383
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	6,670	7,094
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,512
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,661
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,926
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/26	5,500	6,546
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,147
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.110%	2/7/13	5,000	5,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	427
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,881
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,399
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/34	2,185	2,207
Jacksonville FL Port Authority Revenue	5.000%	11/1/38	5,000	5,434
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,961
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	804
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,600
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	18,350	19,732
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	5,410	5,904
Miami Beach FL Health Facilities Authority
Revenue (Mt. Sinai Medical Center)	5.000%	11/15/29	2,175	2,393
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	5,000	5,773
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,610
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,732
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,700

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,170	8,201
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	5,000	5,665
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	11,440	13,055
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	5,000	5,645
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	19,105
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,000	5,580
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,500	5,002
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38 (11)	8,770	9,093
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	9,119
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,558
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	4,650	5,083
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	4,147
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.625%	8/1/14	4,000	4,097
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,832
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,420
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	7,322
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,801
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/33	3,000	3,441
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	4,000	4,553
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,127
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,000	1,024
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,246
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	25,000	30,299
3 Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	10,000	11,725
3 Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	11,473
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	1,675	1,940
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	6,930

Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	1,860	2,028
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	8,700	10,275
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,876
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	8,000	9,556
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.375%	12/1/30	2,800	2,847
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	8,432
				521,702
Georgia (2.8%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/20	6,420	7,788
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,365
Atlanta GA Airport Revenue	5.000%	1/1/23	4,000	4,658
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	1,136
Atlanta GA Airport Revenue	5.000%	1/1/30	3,000	3,368
Atlanta GA Airport Revenue	5.000%	1/1/37	5,000	5,574
Atlanta GA Airport Revenue	5.000%	1/1/42	8,000	8,835
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	3,064
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	18,157
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,457
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.100%	2/7/13 LOC	4,800	4,800
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	3,575	3,836
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,608
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/33	2,750	3,219
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,318
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	7,500	8,606
Georgia GO	5.000%	7/1/15	8,200	9,106
Georgia GO	5.000%	7/1/15	2,570	2,854
Georgia GO	5.000%	7/1/15	2,400	2,665
Georgia GO	5.000%	7/1/15	7,820	8,684
Georgia GO	5.500%	7/1/15	19,095	21,435
Georgia GO	5.000%	11/1/16	8,055	9,375
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	4,320	4,505
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	3,290	3,751
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,000	5,721
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	15,000	17,349
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,270	1,450

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/20	5,150	5,996
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,765
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	1,325	1,581
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,330
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	6,471
1 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue TOB
VRDO	0.100%	2/7/13 LOC	6,400	6,400
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	7,000	8,420
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,328
Richmond County GA Development Authority
Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,089
				225,064
Hawaii (0.7%)
Hawaii Airports System Revenue	5.000%	7/1/22	5,000	5,881
Hawaii Airports System Revenue	5.000%	7/1/23	5,000	5,779
Hawaii Airports System Revenue	5.000%	7/1/24	5,000	5,755
Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	8.000%	11/15/13 (Prere.)	8,750	9,451
Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	5.125%	11/15/32	2,200	2,362
Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	5.250%	11/15/37	1,500	1,618
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,902
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,892
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,687
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,537
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,569
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,807
				60,240
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,784
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,974
				17,758
Illinois (7.1%)
Chicago IL Board of Education GO	5.000%	12/1/29	5,000	5,464
Chicago IL Board of Education GO	5.000%	12/1/31	7,000	7,785
Chicago IL Board of Education GO	5.000%	12/1/42	27,925	30,628
Chicago IL Board of Education GO VRDO	0.120%	2/1/13 LOC	3,830	3,830
Chicago IL Board of Education GO VRDO	0.100%	2/7/13 LOC	5,285	5,285
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,989
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,592
Chicago IL GO	5.000%	12/1/23	6,970	8,096
Chicago IL GO	5.620%	1/1/26 (14)	2,755	3,073
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,932
Chicago IL GO	5.250%	1/1/35	6,000	6,712
1 Chicago IL GO TOB VRDO	0.180%	2/7/13	3,030	3,030
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,000	8,270
Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,435

Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,777
Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,159
Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,549
Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	7,964
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	12,192
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	4,168
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	17,222
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	8,238
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,533
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	13,251
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	8,422
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	6,232
Chicago IL Water Revenue	5.250%	11/1/38	15,000	17,259
Cook County IL GO	5.250%	11/15/28	6,000	7,102
Illinois Educational Facilities Authority Revenue
(Northwestern University)	5.500%	8/15/14 (Prere.)	500	540
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,922
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,401
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,776
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.090%	2/7/13 LOC	11,300	11,300
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	8,043
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	24,173
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/27 (14)	8,230	8,804
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	4,877
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,734
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	5,750	6,028
Illinois Finance Authority Revenue (Museum of
Science & Industry) VRDO	0.100%	2/7/13 LOC	15,500	15,500
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/40	6,000	7,156
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/46	7,500	8,945
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,572
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,473
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,345	7,348
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,510
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,364
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	11/1/39	10,000	12,207
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	14,000	16,733

Illinois Finance Authority Revenue (Tabor Hills
Supportive Living)	5.250%	11/15/36	3,000	3,085
Illinois Finance Authority Student Housing
Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	3,440
Illinois GO	2.000%	2/1/13	17,205	17,205
Illinois GO	5.000%	8/1/20	4,000	4,631
Illinois GO	5.000%	8/1/21	8,000	9,244
Illinois GO	5.000%	3/1/22	5,000	5,776
Illinois GO	5.000%	3/1/23	6,165	7,023
Illinois GO	5.000%	8/1/23	5,000	5,773
Illinois GO	5.000%	3/1/24	5,000	5,660
Illinois GO	5.000%	8/1/24	13,660	15,519
Illinois GO	5.000%	8/1/25	3,000	3,386
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	8,208
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,469
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,698
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,685
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	6/15/20	5,000	5,220
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	4,500	4,875
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,224
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	2,210	2,450
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,637
1 Metropolitan Pier & Exposition Authority Illinois
Hospital Facilities Revenue TOB VRDO	0.500%	2/7/13 (ETM)	11,375	11,375
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,948
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	18,014
				576,140
Indiana (1.6%)
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.530%	3/1/13	9,350	9,350
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	14,000	15,414
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	5,933
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	2/1/13	4,600	4,600
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	17,535	18,900
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	27,837
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	15,904
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	14,500	16,241
Indianapolis IN Local Public Improvement Bond
Bank Revenue	6.750%	2/1/14	5,185	5,317

Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	6,019
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,213
				132,728
Iowa (0.5%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Alcoa Inc. Project)	4.750%	8/1/42	15,000	15,241
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	25,000	24,905
				40,146
Kansas (0.0%)
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,389

Kentucky (0.6%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/17 (14)	7,500	8,164
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	8,000	8,982
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	4,685	4,924
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	11,652
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,652
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,500	7,342
				49,716
Louisiana (1.4%)
Lafayette LA Utilities Revenue	5.000%	11/1/33	5,000	5,716
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	7,485
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	4,370	4,685
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	11,421
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	9,293
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,814
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/38	17,650	18,596
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,951

St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,805
St. John Baptist Parish LA Revenue (Marathon
Oil Corp. Project)	5.125%	6/1/37	12,665	13,533
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	13,495	13,765
				113,064
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.100%	2/7/13 LOC	6,500	6,500
3 Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	4,000	4,420
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	3,675	3,915
				14,835
Maryland (0.9%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/22	4,000	5,056
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/23	1,130	1,409
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,746
Harford County MD GO	5.000%	7/1/15	2,000	2,222
Maryland Department of Housing & Community
Development Revenue	5.750%	3/1/41	4,205	4,423
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.400%	2/7/13	6,325	6,325
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	5.000%	12/1/31	4,000	2,765
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,555
Maryland GO	5.000%	11/1/15	6,000	6,749
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,735
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/34	1,500	1,661
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/47	1,500	1,632
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	440
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,090
Montgomery County MD GO	5.000%	11/1/21	1,000	1,249
Prince Georges County MD GO	5.000%	9/15/15	3,740	4,187
Prince Georges County MD GO	5.000%	9/15/16	10,000	11,587
				72,831
Massachusetts (2.0%)
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/13	10,151	10,151
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.500%	2/7/13	13,020	13,020
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	14,151

Massachusetts Development Finance Agency
Resource Recovery Revenue (Covanta
Energy Project)	5.250%	11/1/42	3,000	3,082
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	1,500	1,645
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,900	2,079
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,789
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,403
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,808
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,543
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,527
Massachusetts GO	5.000%	8/1/14	11,865	12,703
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	8,956
Massachusetts GO	5.000%	10/1/15	2,000	2,239
Massachusetts GO	5.500%	12/1/22 (4)	5,000	6,576
Massachusetts GO	5.500%	12/1/23 (2)	1,940	2,564
1 Massachusetts GO TOB VRDO	0.120%	2/1/13	1,400	1,400
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/38	6,650	7,098
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/36	5,100	6,076
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	7,005	8,418
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,815
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,300	1,484
Massachusetts Port Authority Revenue	5.000%	7/1/32	1,000	1,140
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,703
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	5,000	6,312
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	15,755
				164,437
Michigan (2.2%)
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	6,168
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	14,995
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	5,453
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	10,715
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	10,744
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,773
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,593
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,964
Michigan GO	5.250%	9/15/26 (4)	12,000	13,708

Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	39,500	41,925
Michigan Hospital Finance Authority Revenue
(Holland Community Hospital) VRDO	0.090%	2/7/13 LOC	3,590	3,590
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,350
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,759
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	15,604
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,775	4,539
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	7,988
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,656
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,927
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,286
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,176
				179,913
Minnesota (0.6%)
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,524
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,757
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37	9,250	9,690
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	10,029
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	955	1,013
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	6,175
St. Paul MN Port Authority Solid Waste Disposal
Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	8,606
				48,794
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	11,721
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,080
				17,801
Missouri (0.7%)
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,990
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,980

Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	9,000	9,255
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	6,500	7,240
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	3,715	3,948
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	2,350	2,550
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	4,275	4,486
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/28 (14)	2,000	2,078
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	5.000%	9/1/42	2,000	2,111
Sugar Creek MO Industrial Development
Revenue (Lafarge North America Inc. Project)	5.650%	6/1/13 (Prere.)	11,000	11,291
				54,929
Montana (0.0%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	1,880	1,928

Nebraska (0.1%)
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/42	5,000	5,427
Nebraska Educational Finance Authority
Revenue (Creighton University) VRDO	0.120%	2/1/13 LOC	1,700	1,700
Washington County NE Wastewater & Solid
Waste Disposal Facilities Revenue (Cargill
Inc. Project) PUT	1.375%	9/1/15	4,500	4,503
				11,630
Nevada (0.6%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	6,500	7,002
Clark County NV School District GO	5.000%	6/15/25	10,000	11,387
1 Clark County NV School District GO TOB VRDO	0.100%	2/7/13	6,890	6,890
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	8,790	9,333
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,389
Las Vegas Valley Water District Nevada GO	5.000%	6/1/28	3,000	3,550
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	2,550	2,971
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,720	2,895
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,938
				50,355
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,493
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,798

New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,476
				14,767
New Jersey (7.3%)
Essex County NJ BAN	1.500%	9/26/13	4,500	4,538
New Jersey COP	5.250%	6/15/27	5,000	5,658
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	475	485
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	720
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,239
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Nui Corp.)
VRDO	0.140%	2/1/13 LOC	5,400	5,400
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.140%	2/1/13 LOC	5,000	5,000
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	2,000	2,087
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	2,058
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	20,000	24,110
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	6,500	6,965
4 New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	20,000	21,501
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	22,173
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	7,000	8,441
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	6,400	7,859
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	8,103
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,479
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,562
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,725
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	8,514
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	12,004
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,640
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	8,039
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	875	1,040
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	2,000	2,352

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,804
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,799
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,464
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	6,000	6,880
New Jersey Economic Development Authority
Revenue (Waste Management of New Jersey,
Inc. Project)	2.200%	11/1/13	3,500	3,543
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,424
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,522
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	13,070
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	4,750	4,841
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	6,500	8,146
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15 (ETM)	75	84
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,390	4,907
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,601
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.100%	2/7/13 LOC	3,500	3,500
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,563
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,650
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.130%	2/1/13 LOC	2,000	2,000
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,724
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,733
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/27	5,500	5,803
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,551
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.500%	2/7/13 (4)	3,385	3,385
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.500%	2/7/13 (4)	9,610	9,610
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.100%	2/7/13	5,000	5,000

New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13	470	472
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	26,737
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,738
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	10,000	11,677
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	7,000	8,568
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	6,250	7,546
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	3,160	3,953
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/21	8,275	9,989
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	4,025	5,041
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	19,099
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,160	1,456
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,793
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	5,000	6,100
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	18,043
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,323
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,430	1,809
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	23,650
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	16,940	20,151
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	1,929
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	31,150	11,127
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	5,000	5,732
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	14,500	4,370
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,272
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	11,000	3,102
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.160%	2/7/13 LOC	2,900	2,900
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	20,514
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.110%	2/7/13 LOC	1,810	1,810
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	23,500	22,804
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	5,000	4,474
				591,475

New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	19,750	20,267
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.090%	2/7/13	4,910	4,910
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	3,980	4,200
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	3,115	3,340
				32,717
New York (11.0%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,914
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,343
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,745	4,002
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,809
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	2,500	3,001
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	14,500	15,029
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	13,000	15,513
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,000	12,003
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/24	5,000	5,957
Nassau County NY GO	4.000%	10/1/21	9,400	10,378
New York City NY GO	5.000%	11/1/14 (Prere.)	7,225	7,804
New York City NY GO	5.000%	8/1/20	4,330	5,363
New York City NY GO	5.000%	8/1/20	3,905	4,837
New York City NY GO	5.000%	1/1/25	5,750	6,572
New York City NY GO	5.000%	11/1/26	7,775	8,338
New York City NY GO	5.000%	8/1/31	6,000	7,052
New York City NY GO	5.000%	8/1/32	10,000	11,737
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,773
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,259
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,180
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	8,075	8,432
5 New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	31,000	35,647

New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,250	3,574
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,500	3,826
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,500	4,891
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,000	4,328
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21	4,000	5,017
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,470
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	17,332
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,737
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,670
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,651
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,689
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	9,550
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,994
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,000	9,303
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,430	20,563
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.120%	2/1/13	8,405	8,405
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,294
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,000	5,607
New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	10,398
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	7,118
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	12,935	15,372
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (14)	6,650	8,249
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	9,100	10,454
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	3,450	3,964
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	10,000	11,844
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	13,000	15,191
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,344
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,331

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,000	9,111
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	14,709
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,700	5,317
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	11,909
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,689
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	6,134
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,718
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	3,079
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	6,000	6,989
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	1,000	1,136
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	18,500	21,186
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/47	3,000	3,379
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,369
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,910
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,191
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/37	8,750	9,587
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	0.940%	5/1/18	22,885	22,682
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	5,220	5,727
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	5,090	5,596
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	280	306
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.100%	2/7/13	18,315	18,315
New York State Dormitory Authority Revenue
(State University Educational Facilities)	7.500%	5/15/13	13,380	13,659
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/21	10,710	13,287
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,722
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	7,000	7,174

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/35	5,815	6,557
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	0.550%	5/1/13	3,500	3,500
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.100%	2/7/13	925	925
New York State Local Government Assistance
Corp. Revenue VRDO	0.090%	2/7/13	4,200	4,200
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.400%	2/7/13	11,050	11,050
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.150%	2/1/13	4,700	4,700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.130%	2/7/13	10,000	10,000
New York State Thruway Authority Revenue	5.000%	1/1/37	20,000	22,690
Niagara NY Area Development Corp. Solid
Waste Disposal Facility Revenue (Covanta
Energy Project)	5.250%	11/1/42	7,000	7,222
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital Health
Center)	5.000%	7/1/42	8,415	8,637
Port Authority of New York & New Jersey
Revenue	5.000%	10/1/15	27,700	30,717
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/24	5,985	7,096
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/25 (4)	8,690	9,236
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	5,835	6,778
Port Authority of New York & New Jersey
Revenue	5.000%	3/15/28	8,600	9,872
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	11,276
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	29,189
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.120%	2/7/13	7,000	7,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.140%	2/7/13	1,700	1,700
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.150%	2/7/13	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.150%	2/7/13	5,555	5,555
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,618
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	15,454
Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Project)	6.000%	12/1/40	1,225	1,365
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.625%	6/1/44	4,500	4,392

Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	3,500	2,816
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,235	3,500
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	3,177
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	3,000	3,126
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,798
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,389
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.110%	2/7/13	4,000	4,000
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/37	9,500	6,277
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	4,555
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,559
				899,251
North Carolina (1.4%)
Charlotte NC Airport Revenue	5.000%	7/1/41	3,000	3,291
Charlotte NC GO	5.250%	6/1/14	1,300	1,387
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	2,750	2,924
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.100%	2/7/13	15,250	15,250
Nash Health Care Systems North Carolina
Health Care Facilities Revenue	5.000%	11/1/41	2,500	2,740
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.120%	2/1/13	600	600
North Carolina Capital Facilities Finance Agency
Revenue (Meredith College) VRDO	0.100%	2/7/13 LOC	1,310	1,310
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Republic Services
Inc. Project) PUT	0.550%	3/1/13	15,000	15,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/25	8,695	10,372
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	4,165	4,926
North Carolina GO	5.000%	4/1/14	10,100	10,661
North Carolina GO	5.500%	3/1/15	2,355	2,606
North Carolina GO	5.000%	6/1/15	3,000	3,321
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	1/1/38	1,150	1,169

North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	2,980	3,118
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,907
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/23	9,785	11,430
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,192
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,910
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	3,127
Wake County NC GO	5.000%	2/1/16	7,800	8,844
Wake County NC GO	5.000%	3/1/22	1,865	2,385
				111,470
Ohio (2.8%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,000	2,193
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,560
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	7,000	7,006
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	3,500	3,921
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	14,300	15,525
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,625
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	22,040	20,366
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	4,085	3,730
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	18,195	16,189
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	4,731
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	5,350	4,865
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	15,000	13,491
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	5,215	5,068
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,560
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,647
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,703
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.100%	2/7/13 LOC	7,155	7,155

Columbus OH GO	5.000%	12/15/15	3,210	3,553
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.090%	2/7/13	865	865
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.100%	2/7/13	9,600	9,600
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,654
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.130%	2/7/13	3,365	3,365
Ohio GO	4.500%	9/15/22 (14)	2,030	2,248
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	11,119
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	12,000	12,566
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.350%	2/7/13	900	900
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,068
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	4,029
Scioto County OH Marine Terminal Facilities
Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13	14,750	14,803
1 South-Western City OH School District GO TOB
VRDO	0.100%	2/7/13	13,315	13,315
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	3,197
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/37	3,000	3,177
				225,794
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,719
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	5,007
Oklahoma City OK GO	5.000%	3/1/21	1,500	1,890
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.000%	4/1/33	1,000	1,015
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.125%	4/1/42	4,000	4,044
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	2,430	2,538
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	2,365	2,570
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	3,230	3,498
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	4,995	5,567
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/38	4,500	5,252
				36,100

Oregon (0.1%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,953

Pennsylvania (3.3%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,630
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	550
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,329
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.030%	2/1/37	10,425	9,525
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.100%	2/7/13	3,200	3,200
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,800	3,087
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	4,500	4,820
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	2,975	3,226
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,000	1,232
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,099
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	2/7/13 LOC	8,800	8,800
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	1,750	1,950
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.125%	12/15/20	1,000	1,020
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.300%	12/15/26	500	507
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,681
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	3,932
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,581
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	3,158
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,935
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	5,478

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	7,071
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.090%	2/7/13	3,635	3,635
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/13 (2)	2,500	2,538
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,175
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,638
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,667
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.550%	4/1/13	10,000	10,000
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	2,250	2,402
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	10,751
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,447
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/42	5,300	5,809
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	6,250	7,084
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.190%	2/7/13	3,875	3,875
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	9,550	10,891
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,398
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,766
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,442
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,914
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	10,000	10,879
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,495	11,758
Philadelphia PA Gas Works Revenue VRDO	0.100%	2/7/13 LOC	3,000	3,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,250	5,769
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,373
Philadelphia PA School District GO	6.000%	9/1/38	13,000	15,149
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.858%	12/1/17	24,855	24,520
				267,691
Puerto Rico (1.6%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	6.125%	7/1/24	25,000	27,343
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,000	5,047
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	5,150	5,244
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	15,000	14,750

Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/39 (3)	2,610	2,570
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	12,245	12,914
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	17,570	19,666
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	390
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	47,495	10,649
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	20,432
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	62,390	5,444
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	2,547
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.120%	2/7/13	5,000	5,000
				131,996
South Carolina (1.3%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/25	5,000	5,547
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,120	11,366
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/29	14,650	16,176
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,390	1,391
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/32	10,900	12,031
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,642
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,942
Richland County SC Environmental
Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,884
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,578
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.500%	2/1/38 (12)	2,250	2,481
South Carolina Public Service Authority
Revenue	5.250%	1/1/34	3,000	3,494
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	15,000	17,362
				104,894
South Dakota (0.3%)
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health)	5.000%	7/1/42	3,535	3,867
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,021
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.500%	11/1/40	5,000	5,565
				20,453
Tennessee (1.9%)
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (Mountain States
Health)	5.000%	8/15/42	4,000	4,381

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/24	4,350	5,095
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	20,793
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/32	2,400	2,581
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/37	3,235	3,427
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/14	25,370	26,713
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	22,149
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	21,365	24,025
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	8,390
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	1,095	1,231
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	1,350	1,562
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,730	2,009
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	1,265	1,426
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,295	1,509
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	2,160	2,522
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,135	1,323
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,345	5,953
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	4,860	4,928
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	6,580	6,776
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	1,940	2,079
1 Tennessee Housing Development Agency
Homeownership Program Revenue TOB
VRDO	0.150%	2/7/13	5,950	5,950
				154,822
Texas (8.4%)
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	1,576
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	1,073
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,769
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	7,687
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	12,500	13,607

Denton TX Independent School District GO
VRDO	0.110%	2/7/13	3,750	3,750
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,613
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	7,011
Houston TX Airport System Revenue	5.000%	7/1/22	10,100	11,968
Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,509
Houston TX Airport System Revenue	5.000%	7/1/24	5,000	5,811
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,640
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,786
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal E
Project)	6.750%	7/1/29	10,000	10,041
Houston TX Utility System Revenue	5.500%	11/15/26 (12)	12,010	14,427
Houston TX Utility System Revenue	5.500%	11/15/27 (12)	11,415	13,660
1 Lone Star College System Texas GO TOB
VRDO	0.110%	2/7/13	15,460	15,460
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/28	4,000	4,357
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	5,500	5,996
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	19
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	13
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	260
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,692
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	8,397
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,484
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,770	5,530
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	6,000	6,676
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,453
Matagorda County TX Navigation District No. 1
Collateralized Revenue (Centerpoint Energy
Houston Electric LLC Project) PUT	5.600%	3/1/14	7,500	7,766
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,170
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.625%	2/15/35	3,195	3,277
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Republic Services
Inc.) PUT	0.600%	5/1/13	10,000	10,000
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	23,161
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,721
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,226
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	13,269
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,825
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	9,320
North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,000	2,256
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	32,186
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,835
North Texas Tollway Authority System Revenue	5.500%	9/1/41	7,705	9,172
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,209
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,787
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,040	1,212

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,490	8,816
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	6,840	7,599
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.250%	8/15/28	4,000	4,373
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,833
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	11,156
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.140%	2/7/13	3,125	3,125
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	3,035	3,234
Texas GO	5.750%	8/1/31	590	598
1 Texas GO TOB VRDO	0.120%	2/1/13	8,300	8,300
1 Texas GO TOB VRDO	0.120%	2/4/13	32,800	32,800
2 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.570%	9/15/17	3,700	3,678
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.906%	9/15/17	25,765	25,602
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	10,900	12,390
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	11,607
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	17,965
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	10,000	12,969
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	5,000	5,469
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/30	10,000	10,868
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	273
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	55,177
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,611
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	25,350
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	12,637
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	5,981
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	10,000	10,199
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13 (Prere.)	10,000	10,009
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.110%	2/7/13	6,140	6,140
Texas Transportation Commission Revenue	5.000%	8/15/41	7,000	7,726

University of Texas Permanent University Fund
Revenue	5.000%	7/1/15	3,800	4,210
				687,352
Utah (0.4%)
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/20	11,000	11,225
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,228
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,312
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,448
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	4,044
Utah GO	5.000%	7/1/15	5,000	5,553
				35,810
Vermont (0.3%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	4,840	5,036
2 Vermont Student Assistance Corp. Education
Loan Revenue	1.808%	6/1/22	10,000	10,035
2 Vermont Student Assistance Corp. Education
Loan Revenue	3.305%	12/3/35	10,000	10,073
				25,144
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,674
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,147
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	6,000	6,500
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	3,500	3,843
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,104
				18,268
Virginia (1.8%)
1 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	455	621
Charles City County VA Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.875%	4/1/15	2,500	2,536
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	5,000	3,046
Chesapeake VA Toll Road Revenue	5.000%	7/15/47	3,000	3,201
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,802
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,979
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37	5,000	5,196
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Vinson Hall LLC)	5.000%	12/1/32	1,500	1,535
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Vinson Hall LLC)	5.000%	12/1/42	2,800	2,816
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,265

Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,558
Lynchburg VA Industrial Development Authority
Healthcare Facilities Revenue (Centra Health
Inc.)	5.200%	1/1/18	515	516
Norfolk VA Water Revenue	5.000%	11/1/21	1,500	1,894
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/33	4,500	4,950
Route 460 Funding Corp. of Virginia Toll Road
Revenue	5.125%	7/1/49	8,230	9,000
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	11,070	11,594
Tobacco Settlement Financing Corp Virginia
Revenue	5.000%	6/1/47	4,995	4,147
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,126
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	9,500	8,167
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	8,000	8,765
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,245
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	8,000	8,737
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	11,961
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	1/1/40	13,250	13,732
				145,389
Washington (1.0%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	3,000
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,770
Port Bellingham WA Industrial Development
Corp. Environmental Facilities Revenue (BP
West Coast Products LLC Project)	5.000%	1/1/16	5,095	5,662
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/16	2,000	2,280
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	2,000	2,412
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,955
Port of Seattle WA Revenue	5.000%	8/1/22	2,500	2,982
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,303
Port of Seattle WA Revenue	5.000%	8/1/24	2,425	2,827
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,459
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,447
Washington GO	5.000%	8/1/14	3,390	3,629
Washington GO	5.000%	7/1/15 (2)	2,425	2,688

1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.110%	2/7/13	5,000	5,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	8,126
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,941
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,552
				83,033
West Virginia (0.3%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	10,205	10,765
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,769
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,680
				20,214
Wisconsin (2.3%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,107
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	12,250	13,263
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,078
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,194
Public Finance Authority of Wisconsin
Continuing Care Retirement Community
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	12,000	14,459
Wisconsin GO	6.000%	5/1/27	17,000	20,995
Wisconsin GO	6.250%	5/1/37	20,200	24,971
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	6,220
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	12,328
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc. Project)	6.750%	8/15/34	3,500	3,593
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,600
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	10,000	11,238
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	10,000	10,964
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	6,122
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.100%	2/7/13 LOC	8,300	8,300

Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.200%	2/7/13	9,740	9,740
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.200%	2/7/13	10,775	10,775
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.200%	2/7/13	5,095	5,095
				185,042
Total Tax-Exempt Municipal Bonds (Cost $7,448,049)				8,055,445
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
6 Vanguard Municipal Cash Management Fund
(Cost $87,585)	0.100%		87,585,000	87,585

Total Investments (99.9%) (Cost $7,535,634)				8,143,030
Other Assets and Liabilities-Net (0.1%)				6,497
Net Assets (100%)				8,149,527

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $275,817,000, representing 3.4% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2013.
4 Securities with a value of $1,290,000 have been segregated as initial margin for open futures contracts.
5 Security made only partial interest payments during the period end January 31, 2013.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

High-Yield Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,055,445	—
Temporary Cash Investments	87,585	—	—
Futures Contracts—Assets[1]	70	—	—
Total	87,655	8,055,445	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

High-Yield Tax-Exempt Fund

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2013	751	98,592	(251)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2013, the cost of investment securities for tax purposes was $7,544,757,000. Net unrealized appreciation of investment securities for tax purposes was $598,273,000, consisting of unrealized gains of $615,498,000 on securities that had risen in value since their purchase and $17,225,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of January 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.4%)
Alabama (0.5%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.090%	2/7/13	5,100	5,100
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.100%	2/7/13	16,240	16,240
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.140%	2/7/13	510	510
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.130%	2/7/13	27,000	27,000
Homewood AL Educational Building Authority
Revenue (Samford University) VRDO	0.100%	2/7/13 LOC	24,298	24,298
1 Mobile AL Water & Sewer Commissioners
Revenue TOB VRDO	0.120%	2/1/13 LOC	10,700	10,700
1 Shelby County AL Board of Education Revenue
TOB VRDO	0.100%	2/7/13	10,245	10,245
				94,093
Alaska (0.2%)
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.100%	2/7/13 LOC	4,930	4,930
Alaska Student Loan Corp. Education Loan
Revenue PUT	0.370%	6/1/13 LOC	13,000	13,000
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.110%	2/7/13 LOC	15,600	15,600
North Slope Borough AK GO	1.000%	6/30/13	7,700	7,724
				41,254
Arizona (2.0%)
Apache County AZ Industrial Development
Authority Pollution Control Revenue (Tucson
Electric Power Co. Project) VRDO	0.090%	2/7/13 LOC	45,225	45,225
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.100%	2/7/13	9,750	9,750
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.070%	2/7/13 LOC	69,900	69,900
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.090%	2/7/13 LOC	25,715	25,715
1 Arizona School Facilities Board Revenue TOB
VRDO	0.090%	2/7/13	10,575	10,575
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.100%	2/7/13	7,860	7,860
Coconino County AZ Pollution Control Corp.
Revenue (Tucson Electric Power Navajo
Project) VRDO	0.150%	2/7/13 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.100%	2/7/13	28,500	28,500
Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.100%	2/7/13 LOC	10,000	10,000
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.190%	2/7/13	1,000	1,000

1 Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue TOB VRDO	0.120%	2/7/13	10,480	10,480
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.100%	2/7/13 LOC	22,225	22,225
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue TOB VRDO	0.100%	2/7/13 LOC	20,380	20,380
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.100%	2/7/13	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.110%	2/7/13	4,995	4,995
1 Salt River AZ Project Agricultural Improvement
and Power District Electric System Revenue
TOB VRDO	0.120%	2/1/13	19,955	19,955
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.100%	2/7/13	6,500	6,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.100%	2/7/13	16,000	16,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.110%	2/7/13	4,500	4,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.110%	2/7/13	4,560	4,560
				344,660
California (5.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.080%	2/7/13 LOC	7,000	7,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB PUT	0.300%	8/8/13	19,910	19,910
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.100%	2/7/13	20,000	20,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.110%	2/7/13	5,050	5,050
California RAN	2.500%	6/20/13	253,000	254,989
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/3/13	8,200	8,248
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.090%	2/7/13	78,925	78,925
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.130%	2/7/13	17,545	17,545
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.250%	7/7/13	10,000	10,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.210%	9/9/13	11,500	11,500
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.160%	10/19/13	18,600	18,600
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.120%	7/19/13	14,000	14,000
Hayward CA Housing Authority Multifamily
Housing Revenue (Barrington Hills
Apartments) VRDO	0.090%	2/7/13 LOC	6,600	6,600
Kern County CA TRAN	2.500%	6/28/13	50,000	50,458

Livermore CA COP VRDO	0.090%	2/7/13 LOC	16,105	16,105
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.100%	2/7/13 LOC	6,110	6,110
Los Angeles CA Department of Water & Power
Revenue VRDO	0.080%	2/7/13	9,100	9,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.080%	2/7/13	14,000	14,000
Los Angeles CA TRAN	2.000%	3/28/13	72,000	72,197
Los Angeles CA TRAN	2.000%	4/25/13	65,000	65,266
Los Angeles CA TRAN	2.000%	5/30/13	170,000	170,984
Los Angeles County CA TRAN	2.000%	3/29/13	22,500	22,562
2 Metropolitan Water District of Southern
California Revenue PUT	0.100%	6/10/13	15,000	15,000
1 Nuveen California Select Quality Municipal Fund
VRDP VRDO	0.190%	2/7/13 LOC	26,000	26,000
1 Orange County CA Sanitation District COP TOB
VRDO	0.100%	2/7/13	4,645	4,645
1 Orange County CA Sanitation District COP TOB
VRDO	0.130%	2/7/13	11,525	11,525
Sacramento CA Municipal Utility District
Revenue VRDO	0.060%	2/7/13 LOC	10,625	10,625
San Bernardino County CA TRAN	2.000%	6/28/13	20,000	20,144
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.100%	2/7/13	5,500	5,500
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.120%	2/7/13	3,600	3,600
1 San Mateo County CA Community College
District GO TOB VRDO	0.100%	2/7/13	9,500	9,500
1 Sunnyvale CA Wastewater Revenue TOB
VRDO	0.100%	2/7/13	9,100	9,100
1 University of California Revenue TOB VRDO	0.100%	2/7/13	9,520	9,520
				1,024,308
Colorado (2.9%)
1 Board of Governors of the Colorado State
University System Revenue TOB VRDO	0.100%	2/7/13 LOC	5,095	5,095
Castle Rock CO COP VRDO	0.150%	2/7/13 LOC	10,200	10,200
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.120%	2/1/13 LOC	8,775	8,775
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.120%	2/1/13 LOC	1,025	1,025
Colorado Educational & Cultural Facilities
Authority Revenue (Nature Conservancy
Project) VRDO	0.080%	2/7/13	9,735	9,735
Colorado Educational & Cultural Facilities
Authority Revenue (Nature Conservancy
Project) VRDO	0.110%	2/7/13	10,098	10,098
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.100%	2/7/13	9,415	9,415
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.110%	2/7/13	21,885	21,885
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.090%	2/7/13 LOC	1,700	1,700

1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.100%	2/7/13	7,000	7,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.110%	2/7/13	10,805	10,805
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.080%	2/7/13	15,340	15,340
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.100%	2/7/13	5,800	5,800
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.100%	2/7/13	31,595	31,595
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.100%	2/7/13	19,700	19,700
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.120%	2/7/13	59,510	59,510
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.100%	2/7/13	25,025	25,025
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.100%	2/7/13 LOC	27,840	27,840
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.100%	2/7/13	26,600	26,600
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.120%	2/7/13	9,990	9,990
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.120%	2/7/13	11,800	11,800
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.120%	2/7/13	12,500	12,500
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.120%	2/7/13	23,000	23,000
1 Colorado Regional Transportation District Sales
Tax Revenue (FasTracks Project) TOB VRDO	0.100%	2/7/13	20,595	20,595
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.100%	2/7/13	11,330	11,330
Colorado Springs CO Utility System Revenue
VRDO	0.090%	2/7/13	23,755	23,755
Colorado Springs CO Utility System Revenue
VRDO	0.100%	2/7/13	12,700	12,700
1 Denver CO City & County Airport Revenue TOB
VRDO	0.130%	2/7/13 LOC	25,000	25,000
Denver CO Urban Renewal Authority Tax
Increment Revenue (Stapleton) VRDO	0.100%	2/7/13 LOC	13,555	13,555
1 El Paso CO COP TOB VRDO	0.100%	2/7/13 LOC	11,055	11,055
University of Colorado Hospital Authority
Revenue VRDO	0.100%	2/7/13 LOC	22,310	22,310
				504,733
Connecticut (1.3%)
1 Connecticut GO TOB VRDO	0.100%	2/7/13	14,985	14,985
Hartford County CT Metropolitan District BAN	1.750%	6/20/13	187,762	188,873
Hartford CT BAN	2.000%	4/11/13	20,000	20,061
				223,919
Delaware (0.0%)
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.150%	2/7/13	4,020	4,020

1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.350%	2/7/13	2,210	2,210
				6,230
District of Columbia (0.8%)
1 District of Columbia COP TOB VRDO	0.100%	2/7/13 LOC	17,255	17,255
1 District of Columbia GO TOB VRDO	0.100%	2/7/13 LOC	22,760	22,760
2 District of Columbia Income Tax Revenue	0.400%	12/1/13	1,000	1,000
1 District of Columbia Income Tax Revenue TOB
VRDO	0.100%	2/7/13	7,855	7,855
1 District of Columbia Income Tax Revenue TOB
VRDO	0.110%	2/7/13	9,995	9,995
District of Columbia Revenue (Washington
Drama Society) VRDO	0.100%	2/7/13 LOC	7,000	7,000
District of Columbia TRAN	2.000%	9/30/13	25,000	25,295
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.120%	2/1/13	23,420	23,420
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.110%	2/7/13	11,865	11,865
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.210%	2/7/13 LOC	12,830	12,830
				139,275
Florida (4.1%)
1 Brevard County FL School Board COP TOB
VRDO	0.100%	2/7/13 LOC	13,725	13,725
1 Broward County FL GO TOB VRDO	0.100%	2/7/13	8,130	8,130
1 Broward County FL School Board COP TOB
VRDO	0.100%	2/7/13 LOC	34,430	34,430
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.110%	2/7/13	5,660	5,660
1 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.100%	2/7/13	7,090	7,090
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	2.500%	6/1/13	48,500	48,805
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.100%	2/7/13	6,265	6,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.100%	2/7/13	5,680	5,680
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.100%	2/7/13	12,770	12,770
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.100%	2/7/13	10,800	10,800
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.100%	2/7/13	10,190	10,190
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.100%	2/7/13	12,000	12,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.110%	2/7/13	9,000	9,000
1 Florida Department of Management Services
COP TOB VRDO	0.110%	2/7/13	6,955	6,955
1 Florida GO TOB PUT	0.270%	6/13/13	12,450	12,450
1 Florida GO TOB VRDO	0.100%	2/7/13	7,200	7,200
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.150%	2/7/13	5,405	5,405
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.150%	2/7/13	3,295	3,295

1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.150%	2/7/13	8,280	8,280
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.150%	2/7/13	4,595	4,595
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.080%	2/7/13 LOC	42,350	42,350
1 Florida Ports Financing Commission Revenue
TOB VRDO	0.450%	2/7/13	3,930	3,930
Jacksonville FL Electric Authority Electric
System Revenue CP	0.180%	2/6/13	65,610	65,610
Jacksonville FL Electric Authority Electric
System Revenue CP	0.130%	2/21/13	16,400	16,400
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.100%	2/7/13	10,000	10,000
1 Jacksonville FL Special Revenue TOB VRDO	0.110%	2/7/13	3,900	3,900
Liberty County FL Industrial Development
Revenue (Georgia-Pacific Corp. Project)
VRDO	0.100%	2/7/13 LOC	6,000	6,000
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.100%	2/7/13	17,400	17,400
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.100%	2/7/13 LOC	6,500	6,500
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.120%	2/7/13	12,730	12,730
1 Miami-Dade County FL School Board COP TOB
VRDO	0.100%	2/7/13 LOC	15,990	15,990
1 Miami-Dade County FL School Board COP TOB
VRDO	0.110%	2/7/13 (13)	8,930	8,930
North Broward FL Hospital District Revenue
VRDO	0.080%	2/7/13 LOC	52,000	52,000
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.090%	2/7/13 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.100%	2/7/13	15,550	15,550
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.100%	2/7/13	24,775	24,775
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.150%	2/7/13	1,890	1,890
1 Orange County FL School Board COP TOB
VRDO	0.100%	2/7/13 LOC	34,830	34,830
1 Orange County FL School Board COP TOB
VRDO	0.110%	2/7/13	8,000	8,000
1 Orange County FL School Board COP TOB
VRDO	0.110%	2/7/13	19,070	19,070
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.090%	2/7/13 LOC	20,000	20,000
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.100%	2/7/13	8,425	8,425
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.150%	2/7/13 LOC	11,540	11,540
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.110%	2/7/13 LOC	5,700	5,700

Palm Beach County FL Revenue (Pine Crest
Preparatory, Inc.) VRDO	0.090%	2/7/13 LOC	4,500	4,500
1 Palm Beach County FL Water & Sewer Revenue
TOB VRDO	0.110%	2/7/13	5,535	5,535
Polk County FL Industrial Development Authority
Health Care Facilities Revenue (Winter Haven
Hospital Project) VRDO	0.110%	2/7/13 LOC	8,800	8,800
1 South Florida Water Management District COP
TOB VRDO	0.120%	2/1/13	15,000	15,000
1 South Florida Water Management District COP
TOB VRDO	0.090%	2/7/13	17,970	17,970
1 South Florida Water Management District COP
TOB VRDO	0.110%	2/7/13	9,800	9,800
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.110%	2/7/13	6,730	6,730
				717,210
Georgia (4.2%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.080%	2/7/13 LOC	24,750	24,750
1 Augusta GA Water & Sewer Revenue TOB
VRDO	0.140%	2/7/13	7,645	7,645
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.100%	2/7/13 LOC	5,600	5,600
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.100%	2/7/13 LOC	26,325	26,325
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.080%	2/7/13 LOC	13,610	13,610
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.080%	2/7/13 LOC	31,125	31,125
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.080%	2/7/13 LOC	49,000	49,000
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.110%	2/7/13	22,835	22,835
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
VRDO	0.080%	2/7/13 LOC	69,415	69,415
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.080%	2/7/13 LOC	47,500	47,500
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.080%	2/7/13 LOC	37,000	37,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.080%	2/7/13 LOC	8,600	8,600
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.080%	2/7/13 LOC	32,000	32,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.080%	2/7/13 LOC	22,500	22,500
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.080%	2/7/13 LOC	13,000	13,000

1 Gainesville GA Redevelopment Authority
Revenue (Brenau University Inc. Project)
VRDO	0.090%	2/7/13 LOC	10,300	10,300
1 Georgia GO TOB VRDO	0.090%	2/7/13	11,195	11,195
1 Georgia GO TOB VRDO	0.100%	2/7/13	10,120	10,120
Georgia Road & Tollway Authority Revenue	4.000%	3/1/13	1,000	1,003
Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.090%	2/7/13 LOC	14,000	14,000
Gwinnett County GA Hospital Authority
(Gwinnett Hospital System Inc. Project ) RAN
VRDO	0.080%	2/7/13 LOC	45,385	45,385
Gwinnett County GA School District GO	5.000%	2/1/13	16,510	16,510
1 Gwinnett County GA School District GO TOB
VRDO	0.100%	2/7/13	12,180	12,180
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.080%	2/7/13 LOC	42,155	42,155
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.080%	2/7/13 LOC	14,275	14,275
Main Street Natural Gas Inc. Georgia Gas
Project Revenue VRDO	0.100%	2/7/13	89,700	89,700
1 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue TOB
VRDO	0.100%	2/7/13 LOC	3,300	3,300
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.100%	2/7/13	15,210	15,210
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.100%	2/7/13	6,335	6,335
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.100%	2/7/13	9,700	9,700
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.110%	2/7/13	3,700	3,700
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.110%	2/7/13	5,630	5,630
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.090%	2/7/13	13,200	13,200
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.100%	2/7/13 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.100%	2/7/13 LOC	3,400	3,400
				740,753
Hawaii (0.5%)
1 Hawaii Harbor System Revenue TOB VRDO	0.100%	2/7/13	14,620	14,620
1 Hawaii Housing Finance & Development Corp.
Multifamily Housing Revenue (Kuhio Park
Terrace Project)TOB VRDO	0.100%	2/7/13 LOC	12,510	12,510
1 Honolulu HI City & County Board Water Supply
Water System Revenue TOB VRDO	0.100%	2/7/13 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.130%	2/7/13	7,715	7,715

1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.100%	2/7/13 LOC	16,175	16,175
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.100%	2/7/13	5,670	5,670
1 University of Hawaii Revenue TOB VRDO	0.100%	2/7/13 LOC	12,795	12,795
1 University of Hawaii Revenue TOB VRDO	0.110%	2/7/13 (13)	19,800	19,800
				96,285
Idaho (1.5%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.120%	2/7/13	11,600	11,600
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	2/7/13 LOC	5,190	5,190
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	2/7/13 LOC	12,630	12,630
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	2/7/13 LOC	11,935	11,935
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	6,900	6,900
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	3,810	3,810
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	7,655	7,655
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	6,010	6,010
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	4,520	4,520
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	8,645	8,645
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	7,225	7,225
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13	9,690	9,690
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	10,000	10,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	7,725	7,725
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	7,570	7,570
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	7,560	7,560
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	10,330	10,330
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	11,155	11,155
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	11,175	11,175
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	11,040	11,040
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	4,900	4,900
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13	10,750	10,750
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	11,545	11,545
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	10,020	10,020

Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	5,100	5,100
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	9,445	9,445
Idaho TAN	2.000%	6/28/13	47,000	47,340
				271,465
Illinois (3.9%)
Channahon IL Revenue (Morris Hospital) VRDO	0.100%	2/7/13 LOC	3,795	3,795
Channahon IL Revenue (Morris Hospital) VRDO	0.100%	2/7/13 LOC	4,970	4,970
Chicago IL Board of Education GO VRDO	0.080%	2/7/13 LOC	17,400	17,400
Chicago IL Board of Education GO VRDO	0.090%	2/7/13 LOC	5,900	5,900
Chicago IL Board of Education GO VRDO	0.100%	2/7/13 LOC	14,615	14,615
1 Chicago IL GO TOB VRDO	0.100%	2/7/13	5,500	5,500
1 Chicago IL GO TOB VRDO	0.150%	2/7/13	6,000	6,000
1 Chicago IL GO TOB VRDO	0.180%	2/7/13	12,150	12,150
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.100%	2/7/13	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.200%	2/7/13	12,000	12,000
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.100%	2/7/13	10,145	10,145
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.100%	2/7/13 LOC	29,405	29,405
1 Chicago IL Park District GO TOB PUT	0.300%	8/8/13	19,480	19,480
1 Chicago IL Wastewater Transmission Revenue
TOB VRDO	0.150%	2/7/13	5,000	5,000
1 Chicago IL Water Revenue TOB VRDO	0.160%	2/7/13	17,870	17,870
Chicago IL Water Revenue VRDO	0.100%	2/7/13 LOC	19,060	19,060
Chicago IL Water Revenue VRDO	0.100%	2/7/13 LOC	6,815	6,815
Chicago IL Water Revenue VRDO	0.100%	2/7/13 LOC	5,145	5,145
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.080%	2/7/13 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	0.240%	5/2/13	16,000	16,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.100%	2/7/13	9,185	9,185
2 Illinois Finance Authority Revenue (Advocate
Health Care) PUT	0.220%	8/29/13	11,500	11,500
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.100%	2/7/13 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.110%	2/7/13	13,125	13,125
1 Illinois Finance Authority Revenue (Chicago
University) TOB VRDO	0.110%	2/7/13	13,330	13,330
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.100%	2/7/13 LOC	4,845	4,845
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.100%	2/11/13	25,000	25,000
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.140%	3/6/13	50,000	50,000
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.100%	2/7/13 LOC	5,000	5,000
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.100%	2/7/13 LOC	4,165	4,165
Illinois Finance Authority Revenue (Methodist
Medical Center) VRDO	0.100%	2/7/13 LOC	11,500	11,500

1 Illinois Finance Authority Revenue (Northshore
University Health System) TOB VRDO	0.110%	2/7/13	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.110%	2/7/13	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern University) PUT	1.200%	3/1/13	1,350	1,351
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.120%	2/1/13	6,400	6,400
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.100%	2/7/13	8,165	8,165
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.100%	2/7/13 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.100%	2/7/13 LOC	12,480	12,480
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.130%	2/7/13	10,200	10,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.100%	2/7/13	20,500	20,500
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.080%	2/7/13	9,934	9,934
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.080%	2/7/13	16,000	16,000
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	0.250%	4/19/13	7,325	7,325
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.090%	2/7/13 LOC	16,100	16,100
Illinois Health Facilities Authority Revenue
(Ingalls Memorial Hospital) VRDO	0.100%	2/7/13 LOC	13,800	13,800
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.100%	2/7/13 (13)	11,245	11,245
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.100%	2/7/13	6,010	6,010
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.070%	2/7/13 LOC	20,000	20,000
Illinois Unemployment Insurance Fund Building
Receipts Revenue	2.000%	6/15/13	8,755	8,810
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.110%	2/7/13	4,355	4,355
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.100%	2/7/13	9,170	9,170
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.100%	2/7/13	42,150	42,150
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.100%	2/7/13	10,000	10,000
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.100%	2/7/13	8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	2/7/13	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.110%	2/7/13	7,465	7,465
1 Schaumburg IL GO TOB VRDO	0.120%	2/7/13 (13)	11,330	11,330
1 Southern Illinois University Revenue TOB VRDO	0.100%	2/7/13 LOC	11,375	11,375
				694,240
Indiana (3.4%)
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.120%	2/7/13 LOC	26,000	26,000

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.090%	2/7/13 LOC	10,175	10,175
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.100%	2/7/13 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.080%	2/7/13 LOC	45,675	45,675
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.080%	2/7/13 LOC	17,400	17,400
Indiana Finance Authority Industrial
Development Revenue (Midwest Fertilizer
Corp. Project) PUT	0.200%	7/1/13	180,000	180,000
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.100%	2/7/13 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.090%	2/7/13	26,825	26,825
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.090%	2/7/13	12,000	12,000
Indiana Finance Authority Revenue (Columbus
Regional Hospital) VRDO	0.110%	2/7/13 LOC	6,500	6,500
Indiana Finance Authority Revenue (DePauw
University Project) VRDO	0.080%	2/7/13 LOC	36,750	36,750
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.080%	2/7/13	32,260	32,260
1 Indiana Health & Educational Facility Financing
Authority Health System Revenue (Sisters of
St. Francis Health Services Inc.) TOB VRDO	0.110%	2/7/13	3,300	3,300
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.120%	2/1/13	7,740	7,740
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.100%	2/7/13	19,275	19,275
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.090%	2/7/13	42,500	42,500
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.110%	2/7/13	41,920	41,920
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.150%	2/7/13	1,050	1,050
1 Indiana Transportation Finance Authority
Highway Revenue TOB VRDO	0.100%	2/7/13	17,880	17,880
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.110%	2/7/13	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.110%	2/7/13	3,500	3,500
Lawrenceburg IN Pollution Control Revenue
VRDO	0.080%	2/7/13 LOC	5,500	5,500
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.100%	2/7/13 LOC	30,305	30,305
				598,330

Iowa (0.9%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	0.180%	4/12/13	125,000	125,000
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.120%	2/7/13	11,225	11,225
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.120%	2/7/13	10,340	10,340
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.120%	2/7/13	11,330	11,330
				157,895
Kansas (0.4%)
2 Kansas Department of Transportation Highway
Revenue	0.130%	9/1/13	11,575	11,575
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.100%	2/7/13	6,125	6,125
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.120%	2/7/13	16,000	16,000
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.130%	2/7/13	8,285	8,285
Sedgwick County KS Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.150%	2/7/13	34,000	34,000
				75,985
Kentucky (0.9%)
Boyle County KY Hospital Revenue (Ephraim
McDowell Health Project) VRDO	0.090%	2/7/13 LOC	11,700	11,700
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.100%	2/7/13 LOC	12,000	12,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.110%	2/7/13 LOC	4,900	4,900
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.110%	2/7/13 LOC	34,600	34,600
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	0.200%	8/29/13	10,000	10,000
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	0.200%	8/29/13	10,000	10,000
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
VRDO	0.090%	2/7/13	23,200	23,200
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.150%	2/7/13	1,750	1,750
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.150%	2/7/13	3,520	3,520
Kentucky Housing Corp. Housing Revenue
VRDO	0.110%	2/7/13	13,155	13,155
Kentucky Housing Corp. Housing Revenue
VRDO	0.110%	2/7/13	4,750	4,750

1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.100%	2/7/13	10,300	10,300
1 Lexington-Fayette Urban County Airport Board
Kentucky General Airport Revenue TOB
VRDO	0.110%	2/7/13	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.110%	2/7/13	6,125	6,125
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.100%	2/7/13 LOC	6,900	6,900
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.100%	2/7/13 LOC	3,600	3,600
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.100%	2/7/13 LOC	3,585	3,585
				164,745
Louisiana (1.3%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.080%	2/7/13 LOC	17,000	17,000
East Baton Rouge Parish LA Industrial
Development Board Solid Waste Disposal
Revenue (Georgia-Pacific Corp. Project)
VRDO	0.110%	2/7/13 LOC	3,550	3,550
Lake Charles LA Harbor & Terminal District
Revenue PUT	0.190%	7/1/13	60,000	60,000
1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.100%	2/7/13	12,245	12,245
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.090%	2/7/13 LOC	3,350	3,350
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.080%	2/7/13 LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.080%	2/7/13 LOC	50,000	50,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.100%	2/7/13 LOC	19,855	19,855
				221,000
Maine (0.3%)
1 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) TOB
VRDO	0.160%	2/7/13	13,135	13,135
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.100%	2/7/13 LOC	4,020	4,020
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.150%	2/7/13	3,720	3,720
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.160%	2/7/13	5,510	5,510
Maine Housing Authority Mortgage Revenue
VRDO	0.140%	2/7/13	20,000	20,000
Maine Housing Authority Mortgage Revenue
VRDO	0.140%	2/7/13	9,000	9,000
Old Town ME Solid Waste Disposal Revenue
(George-Pacific Corp. Project) VRDO	0.110%	2/7/13 LOC	4,260	4,260
				59,645

Maryland (2.2%)
1 Baltimore County MD GO TOB VRDO	0.100%	2/7/13	12,600	12,600
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.150%	2/7/13	5,095	5,095
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.150%	2/7/13	7,520	7,520
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.150%	2/7/13	4,235	4,235
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.150%	2/7/13	4,430	4,430
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.160%	2/7/13	8,250	8,250
Maryland GO	4.000%	3/1/13	2,000	2,006
Maryland GO	5.000%	8/1/13	1,050	1,075
1 Maryland GO TOB VRDO	0.100%	2/7/13	10,125	10,125
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.100%	2/7/13	5,000	5,000
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Hospital)
VRDO	0.100%	2/7/13 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.220%	2/6/13	14,500	14,500
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.130%	4/8/13	47,555	47,555
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.100%	2/7/13	7,625	7,625
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.110%	2/7/13	3,975	3,975
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.080%	2/7/13	24,060	24,060
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.100%	2/7/13 LOC	4,600	4,600
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.110%	2/7/13 LOC	19,590	19,590
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.100%	2/7/13	8,800	8,800
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.100%	2/7/13	15,355	15,355
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.100%	2/7/13	9,000	9,000
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.110%	2/7/13	13,860	13,860
Maryland Transportation Authority Passenger
Facility Charge Revenue (BWI Airport) VRDO	0.100%	2/7/13 LOC	6,345	6,345
Montgomery County MD GO CP	0.230%	2/5/13	23,450	23,450
Montgomery County MD GO CP	0.230%	2/5/13	2,500	2,500
Montgomery County MD GO CP	0.170%	2/7/13	60,000	60,000
Montgomery County MD GO CP	0.170%	2/15/13	45,000	45,000

Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.100%	2/7/13 LOC	8,030	8,030
University System of Maryland Auxiliary Facility
& Tuition Revenue	5.000%	4/1/13 (Prere.)	2,405	2,423
1 Washington Suburban Sanitation District
Maryland GO TOB VRDO	0.100%	2/7/13	9,135	9,135
				394,239
Massachusetts (4.4%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.170%	2/13/13	12,125	12,125
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.100%	2/7/13	5,760	5,760
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.090%	2/7/13	66,655	66,655
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.090%	2/7/13 LOC	8,580	8,580
Massachusetts Development Finance Agency
Revenue (Fay School) VRDO	0.090%	2/7/13 LOC	10,600	10,600
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.090%	2/7/13 LOC	7,415	7,415
1 Massachusetts GO TOB PUT	0.270%	6/12/13	21,740	21,740
1 Massachusetts GO TOB PUT	0.270%	6/12/13	31,235	31,235
1 Massachusetts GO TOB PUT	0.300%	8/7/13	23,935	23,935
1 Massachusetts GO TOB VRDO	0.080%	2/7/13	13,545	13,545
1 Massachusetts GO TOB VRDO	0.090%	2/7/13	42,825	42,825
1 Massachusetts GO TOB VRDO	0.090%	2/7/13	12,130	12,130
1 Massachusetts GO TOB VRDO	0.100%	2/7/13	6,780	6,780
1 Massachusetts GO TOB VRDO	0.100%	2/7/13 LOC	39,600	39,600
1 Massachusetts GO TOB VRDO	0.100%	2/7/13	5,500	5,500
1 Massachusetts GO TOB VRDO	0.110%	2/7/13	6,665	6,665
1 Massachusetts GO TOB VRDO	0.110%	2/7/13	3,750	3,750
1 Massachusetts GO TOB VRDO	0.110%	2/7/13	1,850	1,850
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute) VRDO	0.090%	2/7/13 LOC	26,500	26,500
1 Massachusetts Health & Educational Facilities
Authority Revenue (MIT) TOB VRDO	0.110%	2/7/13	11,625	11,625
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.070%	2/7/13	88,430	88,430
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.130%	2/7/13	8,400	8,400
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.090%	2/7/13 LOC	21,600	21,600
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.150%	2/7/13	10,635	10,635
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.150%	2/7/13	5,515	5,515
1 Massachusetts Housing Finance Agency Single
Family Housing Revenue TOB VRDO	0.110%	2/7/13	4,825	4,825
Massachusetts RAN	2.000%	4/25/13	100,000	100,417
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.120%	2/1/13	19,200	19,200

1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.100%	2/7/13	7,280	7,280
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.110%	2/7/13	5,000	5,000
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.110%	2/7/13	3,070	3,070
1 Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program) TOB VRDO	0.100%	2/7/13	11,660	11,660
1 Massachusetts Water Pollution Abatement Trust
Revenue TOB VRDO	0.110%	2/7/13	3,240	3,240
1 Massachusetts Water Resources Authority
Revenue TOB PUT	0.300%	8/8/13	15,580	15,580
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.100%	2/7/13 LOC	22,000	22,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.100%	2/7/13	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.100%	2/7/13	7,500	7,500
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.110%	2/7/13	5,000	5,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.110%	2/7/13	5,925	5,925
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.110%	2/7/13	8,205	8,205
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.130%	2/7/13	6,650	6,650
Massachusetts Water Resources Authority
Revenue VRDO	0.080%	2/7/13	40,600	40,600
2 University of Massachusetts Building Authority
Revenue PUT	0.190%	8/29/13	13,600	13,600
				780,447
Michigan (1.3%)
Michigan Finance Authority State Aid RAN	2.000%	8/20/13	15,000	15,131
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.100%	2/7/13 LOC	7,900	7,900
Michigan Hospital Finance Authority Revenue
(Trinity Health) VRDO	0.090%	2/7/13	9,800	9,800
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.100%	2/7/13	27,645	27,645
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.100%	2/7/13 LOC	17,430	17,430
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.120%	2/7/13 LOC	13,200	13,200
1 Michigan State University Board of Trustees
General Revenue TOB PUT	0.270%	6/13/13	9,850	9,850
Michigan State University Board of Trustees
General Revenue VRDO	0.100%	2/7/13	30,200	30,200
Michigan State University Board of Trustees
General Revenue VRDO	0.100%	2/7/13	24,000	24,000
Michigan State University Revenue (Extendible)
CP	0.160%	2/4/13	19,000	19,000
Michigan State University Revenue (Extendible)
CP	0.100%	2/7/13	15,225	15,225
Michigan State University Revenue (Extendible)
CP	0.130%	3/5/13	14,180	14,180
University of Michigan University Revenue
VRDO	0.070%	2/7/13	10,725	10,725

1 Wayne State University Michigan Revenue TOB
VRDO	0.110%	2/7/13	5,295	5,295
1 Wayne State University Michigan Revenue TOB
VRDO	0.140%	2/7/13	5,000	5,000
				224,581
Minnesota (1.7%)
1 Hennepin County MN Sales Tax Revenue TOB
VRDO	0.100%	2/7/13	23,640	23,640
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.100%	2/7/13 LOC	20,000	20,000
1 Minnesota GO TOB PUT	0.270%	6/13/13	14,115	14,115
1 Minnesota GO TOB VRDO	0.110%	2/7/13	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.120%	2/7/13	19,000	19,000
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.120%	2/7/13	9,025	9,025
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program) VRDO	0.100%	2/7/13 LOC	45,000	45,000
Minnesota School District TRAN	2.000%	9/10/13	40,000	40,427
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.140%	3/6/13	100,000	100,000
University of Minnesota Revenue CP	0.130%	3/5/13	23,000	23,000
				297,717
Mississippi (0.1%)
1 Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project) TOB VRDO	0.100%	2/7/13 LOC	5,000	5,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.210%	2/7/13	8,000	8,000
Perry County MS Pollution Control Revenue
(Leaf River Forest Product Project) VRDO	0.090%	2/7/13 LOC	10,430	10,430
				23,430
Missouri (1.1%)
1 Columbia MO Special Obligation Electrical
Improvement Revenue TOB VRDO	0.100%	2/7/13 LOC	16,490	16,490
1 Missouri Health & Education Facilities Authority
Revenue (St. Luke's Health System)TOB
VRDO	0.100%	2/7/13 LOC	15,000	15,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.080%	2/7/13	40,800	40,800
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.090%	2/7/13	22,000	22,000
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.100%	2/7/13	20,335	20,335
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.100%	2/7/13	15,895	15,895
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.110%	2/7/13	5,570	5,570

1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.100%	2/7/13	25,280	25,280
Missouri Highways & Transportation
Commission Road Revenue VRDO	0.070%	2/7/13 LOC	15,865	15,865
St. Charles County MO Public Water Supply
District No.2 Revenue VRDO	0.110%	2/7/13 LOC	16,000	16,000
				193,235
Montana (0.1%)
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.220%	3/1/13	14,675	14,675
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.220%	3/1/13	8,945	8,945
				23,620
Multiple States (5.9%)
1 BlackRock MuniHoldings Investment Quality
Fund VRDP VRDO	0.300%	2/7/13 LOC	90,000	90,000
1 BlackRock MuniYield Fund, Inc. VRDP VRDO	0.300%	2/7/13 LOC	53,400	53,400
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.140%	2/7/13 LOC	18,785	18,785
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.150%	2/7/13 LOC	310,140	310,140
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.150%	2/7/13 LOC	37,420	37,420
1 Nuveen Insured Municipal Opportunity Fund
VRDP VRDO	0.210%	2/7/13 LOC	185,000	185,000
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.170%	2/7/13 LOC	34,100	34,100
1 Nuveen Premier Insured Municipal Income
Fund, Inc. VRDP VRDO	0.210%	2/7/13 LOC	24,000	24,000
1 Nuveen Premium Income Municipal Fund 4
VRDP VRDO	0.170%	2/7/13 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund Inc
VRDP VRDO	0.170%	2/7/13 LOC	110,000	110,000
				1,032,845
Nebraska (1.9%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.100%	2/7/13	103,595	103,595
Lincoln NE Electric System Revenue CP	0.180%	2/5/13	68,500	68,500
1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.120%	2/7/13 LOC	5,920	5,920
1 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.150%	2/7/13	755	755
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.100%	2/7/13	91,230	91,230
1 Nebraska Public Power District Revenue TOB
VRDO	0.110%	2/7/13 (13)	15,995	15,995
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.100%	2/7/13	10,095	10,095
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.100%	2/7/13	7,000	7,000
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.110%	2/7/13 (13)	34,610	34,610
				337,700

Nevada (2.0%)
Clark County NV Airport System Revenue
VRDO	0.120%	2/7/13 LOC	15,000	15,000
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.090%	2/7/13 LOC	9,100	9,100
1 Clark County NV GO TOB VRDO	0.100%	2/7/13 LOC	51,325	51,325
1 Clark County NV GO TOB VRDO	0.100%	2/7/13	7,655	7,655
1 Clark County NV GO TOB VRDO	0.100%	2/7/13	9,770	9,770
1 Clark County NV GO TOB VRDO	0.110%	2/7/13	7,615	7,615
1 Clark County NV School District GO TOB VRDO	0.100%	2/7/13	11,770	11,770
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.110%	2/7/13	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.100%	2/7/13	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.130%	2/7/13	8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.180%	2/4/13	34,000	34,000
Las Vegas Valley Water District Nevada GO CP	0.220%	2/7/13	29,945	29,945
Las Vegas Valley Water District Nevada GO CP	0.180%	2/11/13	36,000	36,000
Las Vegas Valley Water District Nevada GO CP	0.220%	2/13/13	18,000	18,000
Las Vegas Valley Water District Nevada GO CP	0.180%	2/14/13	36,000	36,000
Las Vegas Valley Water District Nevada GO CP	0.170%	2/25/13	3,090	3,090
Las Vegas Valley Water District Nevada GO CP	0.190%	2/25/13	11,375	11,375
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.130%	2/7/13	4,685	4,685
1 Nevada GO TOB VRDO	0.140%	2/7/13	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.100%	2/7/13 LOC	12,980	12,980
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.250%	2/7/13 LOC	7,440	7,440
Reno NV Hospital Revenue (Renown Regional
Medical Center Project) VRDO	0.090%	2/7/13 LOC	5,400	5,400
1 Truckee Meadows NV Water Authority Water
Revenue TOB VRDO	0.100%	2/7/13 LOC	9,990	9,990
				357,215
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.100%	2/7/13	8,000	8,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.130%	2/7/13	10,000	10,000
				18,000
New Jersey (0.3%)
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.200%	2/7/13 LOC	8,000	8,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.100%	2/7/13 LOC	5,200	5,200
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.080%	2/7/13	2,900	2,900
1 Nuveen New Jersey Premium Income Municipal
Fund VRDP VRDO	0.200%	2/7/13 LOC	20,000	20,000
Rutgers State University New Jersey Revenue
VRDO	0.100%	2/1/13	12,700	12,700
				48,800

New Mexico (0.9%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.170%	2/7/13	24,495	24,495
New Mexico Educational Assistance Foundation
Revenue VRDO	0.120%	2/7/13 LOC	8,500	8,500
New Mexico Educational Assistance Foundation
Revenue VRDO	0.120%	2/7/13 LOC	8,050	8,050
1 New Mexico Finance Authority Transportation
Revenue TOB VRDO	0.090%	2/7/13	24,975	24,975
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.100%	2/7/13	94,470	94,470
New Mexico Severance Tax Revenue	4.000%	7/1/13	3,225	3,275
				163,765
New York (6.2%)
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.300%	2/7/13 LOC	30,000	30,000
Erie County Fiscal Stability Authority BAN	1.000%	7/31/13	23,100	23,185
1 New York City NY GO TOB VRDO	0.100%	2/7/13	15,000	15,000
New York City NY GO VRDO	0.130%	2/1/13 LOC	500	500
New York City NY GO VRDO	0.080%	2/7/13 LOC	16,520	16,520
New York City NY GO VRDO	0.080%	2/7/13 LOC	60,245	60,245
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.100%	2/7/13 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.100%	2/7/13	34,200	34,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.100%	2/7/13 LOC	7,800	7,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.090%	2/7/13 LOC	5,000	5,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.110%	2/7/13 LOC	7,500	7,500
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.090%	2/7/13 LOC	19,055	19,055
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB PUT	0.370%	12/6/13	17,900	17,900
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.120%	2/1/13	6,830	6,830
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	2/7/13	15,000	15,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	2/7/13	50,000	50,000
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.100%	2/7/13	28,745	28,745
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.080%	2/7/13	29,000	29,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.090%	2/7/13	12,500	12,500

New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.080%	2/7/13	23,360	23,360
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.100%	2/7/13	15,375	15,375
1 New York GO TOB PUT	0.270%	6/13/13	4,000	4,000
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	69,400	69,400
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	24,000	24,000
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	64,000	64,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.070%	2/7/13 LOC	29,800	29,800
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.100%	2/7/13 LOC	4,275	4,275
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.090%	2/7/13 LOC	11,260	11,260
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.090%	2/7/13 LOC	11,740	11,740
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.090%	2/7/13 LOC	7,095	7,095
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.070%	2/7/13 LOC	5,100	5,100
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.100%	2/7/13	20,100	20,100
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.100%	2/7/13	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	2/7/13	3,510	3,510
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	2/7/13	6,420	6,420
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	2/7/13	1,000	1,000
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.090%	2/7/13 LOC	26,390	26,390
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	0.090%	2/7/13 LOC	10,000	10,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.110%	2/7/13	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.090%	2/7/13 LOC	26,900	26,900
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.110%	2/7/13 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.100%	2/7/13 LOC	10,400	10,400
New York State Housing Finance Agency
Housing Revenue (Worth Street) VRDO	0.100%	2/7/13 LOC	10,200	10,200
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.090%	2/7/13 LOC	22,000	22,000

New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.100%	2/7/13	58,500	58,500
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.140%	2/1/13	3,700	3,700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.110%	2/7/13	25,000	25,000
1 New York State Mortgage Agency Revenue
TOB VRDO	0.120%	2/1/13	7,330	7,330
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.090%	2/7/13 LOC	34,945	34,945
North Hempstead NY BAN	0.750%	10/4/13	25,000	25,082
1 Nuveen New York Investment Quality Municipal
Fund VRDP VRDO	0.190%	2/7/13 LOC	20,000	20,000
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.190%	2/7/13 LOC	10,000	10,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.150%	2/7/13	22,890	22,890
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.150%	2/7/13	7,320	7,320
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.100%	2/7/13	14,800	14,800
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.080%	2/7/13 LOC	1,745	1,745
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.080%	2/7/13 LOC	25,045	25,045
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	2/7/13 LOC	19,165	19,165
				1,094,467
North Carolina (2.2%)
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.100%	2/7/13	7,560	7,560
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.110%	2/7/13	5,920	5,920
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.100%	2/7/13	22,405	22,405
Guilford County NC GO VRDO	0.080%	2/7/13	6,700	6,700
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell
University) VRDO	0.100%	2/7/13 LOC	10,500	10,500
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB PUT	0.300%	8/8/13	47,880	47,880
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.100%	2/7/13	15,700	15,700
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.100%	2/7/13	12,000	12,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.100%	2/7/13	14,100	14,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.110%	2/7/13	2,495	2,495
1 North Carolina Capital Improvement Revenue
TOB PUT	0.270%	6/13/13	11,030	11,030

1 North Carolina Capital Improvement Revenue
TOB VRDO	0.100%	2/7/13	10,740	10,740
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.070%	2/7/13	12,485	12,485
North Carolina GO	5.000%	2/1/13	1,760	1,760
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.100%	2/7/13 LOC	13,220	13,220
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.100%	2/7/13 LOC	14,135	14,135
1 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.100%	2/7/13	7,600	7,600
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.090%	2/7/13 LOC	6,800	6,800
2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	0.220%	8/29/13	12,000	12,000
Raleigh Durham NC Airport Authority Revenue
VRDO	0.090%	2/7/13 LOC	10,400	10,400
1 Raleigh NC Combined Enterprise System
Revenue TOB PUT	0.270%	6/13/13	8,995	8,995
1 Sampson County NC COP TOB VRDO	0.100%	2/7/13 LOC	5,000	5,000
Union County NC GO VRDO	0.090%	2/7/13	13,810	13,810
Union County NC GO VRDO	0.090%	2/7/13	19,515	19,515
Union County NC GO VRDO	0.090%	2/7/13	12,295	12,295
1 University of North Carolina University Revenue
TOB VRDO	0.100%	2/7/13	25,480	25,480
1 University of North Carolina University Revenue
TOB VRDO	0.110%	2/7/13	8,235	8,235
1 University of North Carolina University Revenue
TOB VRDO	0.110%	2/7/13	6,710	6,710
Wake County NC GO	5.000%	4/1/13	1,235	1,245
1 Wake County NC Limited Obligation Revenue
TOB VRDO	0.110%	2/7/13	10,100	10,100
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.080%	2/7/13	6,000	6,000
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.080%	2/7/13	17,195	17,195
				380,010
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.080%	2/7/13	21,850	21,850
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.120%	2/7/13	9,600	9,600
				31,450
Ohio (3.0%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.110%	2/7/13 LOC	600	600
Akron OH Income Tax Revenue BAN	1.125%	11/14/13	3,500	3,518
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.100%	2/7/13 LOC	5,880	5,880
Avon OH BAN	1.000%	6/27/13	2,955	2,963
Butler County OH BAN	0.400%	8/1/13	2,500	2,500

Columbus OH BAN	1.500%	11/21/13	2,750	2,778
1 Columbus OH GO TOB VRDO	0.100%	2/7/13	10,050	10,050
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.110%	2/7/13 LOC	7,930	7,930
Columbus OH Sewer Revenue VRDO	0.090%	2/7/13	32,040	32,040
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group)	6.000%	7/1/13 (Prere.)	5,100	5,222
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group)	6.000%	7/1/13 (Prere.)	4,900	5,017
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.140%	2/7/13 LOC	6,480	6,480
Delaware OH BAN	1.500%	4/24/13	11,262	11,290
Euclid OH BAN	1.250%	6/13/13	1,570	1,573
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.100%	2/7/13	44,100	44,100
Kent OH BAN	1.000%	10/8/13	1,750	1,757
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.100%	2/7/13	58,810	58,810
Marysville OH BAN	1.500%	5/30/13	1,925	1,930
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.120%	2/7/13 LOC	14,635	14,635
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.110%	2/7/13	15,000	15,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.080%	2/7/13 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.080%	2/7/13	17,490	17,490
Ohio Common Schools GO VRDO	0.090%	2/7/13	23,495	23,495
Ohio Common Schools GO VRDO	0.090%	2/7/13	17,005	17,005
Ohio Development Assistance & Revitalization
Project BAN	0.350%	5/30/13	23,700	23,700
Ohio GO VRDO	0.080%	2/7/13	8,375	8,375
Ohio GO VRDO	0.080%	2/7/13	23,215	23,215
Ohio GO VRDO	0.090%	2/7/13	6,300	6,300
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.240%	2/12/13	13,000	13,000
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) VRDO	0.090%	2/7/13 LOC	25,675	25,675
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.120%	2/1/13	3,800	3,800
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.100%	2/7/13	3,700	3,700
Ohio Infrastructure Improvement GO VRDO	0.080%	2/7/13	9,295	9,295
Ohio State University General Receipts
Revenue VRDO	0.070%	2/7/13	25,880	25,880
Ohio State University General Receipts
Revenue VRDO	0.080%	2/7/13	13,495	13,495
Ohio State University General Receipts
Revenue VRDO	0.090%	2/7/13	39,160	39,160
Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital Project)
VRDO	0.100%	2/7/13 LOC	7,550	7,550
Stow OH BAN	1.500%	5/3/13	5,225	5,239

University of Cincinnati OH BAN	2.000%	5/9/13	16,600	16,675
				521,122
Oklahoma (0.0%)
1 Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program) TOB VRDO	0.150%	2/7/13	3,310	3,310

Oregon (0.9%)
1 Jackson County OR School District GO TOB
VRDO	0.140%	2/7/13	6,000	6,000
1 Oregon Business Development Commission
Revenue TOB PUT	0.270%	6/13/13	5,910	5,910
1 Oregon Department of Administrative Services
COP TOB VRDO	0.100%	2/7/13 LOC	15,380	15,380
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.120%	2/7/13	36,805	36,805
Oregon Health & Science University Revenue
VRDO	0.090%	2/7/13 LOC	15,925	15,925
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.150%	2/7/13	8,665	8,665
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.090%	2/7/13	6,640	6,640
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.150%	2/7/13	12,000	12,000
Oregon TAN	2.000%	6/28/13	42,315	42,622
				149,947
Pennsylvania (1.2%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.100%	2/7/13 LOC	11,300	11,300
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.110%	2/7/13	4,000	4,000
Emmaus PA General Authority Revenue VRDO	0.090%	2/7/13 LOC	2,500	2,500
1 Manheim Township PA School District GO TOB
VRDO	0.100%	2/7/13 LOC	7,135	7,135
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.090%	2/7/13	24,000	24,000
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.220%	2/7/13 LOC	22,000	22,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.110%	2/7/13 LOC	24,200	24,200
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.100%	2/7/13 LOC	7,900	7,900
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.090%	2/7/13 LOC	8,550	8,550
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.150%	2/7/13	10,555	10,555

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.110%	2/7/13	15,000	15,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.110%	2/7/13	8,100	8,100
1 Pennsylvania State University Revenue TOB
VRDO	0.110%	2/7/13	2,600	2,600
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.100%	2/7/13 LOC	24,900	24,900
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.150%	2/7/13 LOC	15,350	15,350
Philadelphia PA Water & Waste Water Revenue
VRDO	0.080%	2/7/13 LOC	15,435	15,435
				203,525
Rhode Island (0.2%)
1 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.100%	2/7/13 LOC	11,805	11,805
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.100%	2/7/13 LOC	7,725	7,725
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.100%	2/7/13 LOC	6,405	6,405
1 Rhode Island Housing & Mortgage Finance
Corp. Revenue TOB VRDO	0.190%	2/7/13	5,000	5,000
				30,935
South Carolina (1.3%)
Charleston County SC School District GO	5.000%	3/1/13	24,680	24,772
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.110%	2/7/13	15,995	15,995
1 Greer SC Combined Utility System Revenue
TOB VRDO	0.100%	2/7/13 (13)	9,635	9,635
South Carolina Association of Governmental
Organizations TAN	1.750%	3/1/13	28,475	28,509
South Carolina Association of Governmental
Organizations TAN	1.500%	4/15/13	79,736	79,943
South Carolina GO	5.000%	4/1/13	1,000	1,008
1 South Carolina Housing Revenue TOB VRDO	0.110%	2/7/13	5,335	5,335
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.090%	2/7/13 LOC	11,000	11,000
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.140%	2/7/13 LOC	6,900	6,900
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.100%	2/7/13 LOC	20,305	20,305
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.100%	2/7/13 LOC	30,370	30,370
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.110%	2/7/13	4,000	4,000
				237,772
South Dakota (0.2%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.080%	2/7/13	21,485	21,485

South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.090%	2/7/13	17,000	17,000
				38,485
Tennessee (3.3%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.100%	2/7/13 LOC	4,800	4,800
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.100%	2/7/13	19,900	19,900
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.100%	2/7/13 LOC	5,650	5,650
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.100%	2/7/13 LOC	4,000	4,000
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.100%	2/7/13 LOC	10,975	10,975
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.100%	2/7/13 LOC	24,530	24,530
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.100%	2/7/13 LOC	14,565	14,565
Jackson TN Energy Authority Gas System
Revenue VRDO	0.080%	2/7/13 LOC	8,340	8,340
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.090%	2/7/13 LOC	6,830	6,830
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.090%	2/7/13 LOC	42,470	42,470
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.100%	2/7/13	15,940	15,940
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.140%	2/5/13	25,000	25,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.210%	2/6/13	25,000	25,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.210%	2/11/13	40,000	40,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.210%	2/12/13	37,000	37,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.210%	2/14/13	54,000	54,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.140%	3/5/13	25,000	25,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.180%	3/6/13	25,000	25,000
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.110%	2/7/13	8,250	8,250
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.130%	2/7/13	6,250	6,250

Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.100%	2/7/13 LOC	4,700	4,700
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.100%	2/7/13	24,200	24,200
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.150%	2/7/13 LOC	11,100	11,100
1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.110%	2/7/13	3,630	3,630
Tennessee GO	4.000%	5/1/13	1,000	1,009
Tennessee GO CP	0.170%	3/5/13	25,000	25,000
Tennessee GO CP	0.180%	3/6/13	20,000	20,000
Tennessee School Bond Authority Revenue CP	0.200%	2/11/13	15,000	15,000
Tennessee School Bond Authority Revenue CP	0.210%	2/13/13	20,949	20,949
Tennessee School Bond Authority Revenue CP	0.170%	3/7/13	50,419	50,419
				579,507
Texas (10.8%)
1 Austin TX Revenue TOB VRDO	0.100%	2/7/13 (13)	10,000	10,000
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.100%	2/7/13 (13)	5,635	5,635
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.100%	2/7/13 LOC	16,810	16,810
1 Bexar County TX Combined Flood Control GO
TOB VRDO	0.100%	2/7/13	28,515	28,515
1 Comal TX Independent School District GO TOB
VRDO	0.100%	2/7/13 LOC	10,190	10,190
1 Conroe TX Independent School District GO TOB
VRDO	0.110%	2/7/13	6,010	6,010
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.100%	2/7/13	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.100%	2/7/13	5,500	5,500
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.100%	2/7/13 LOC	19,415	19,415
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.100%	2/7/13	12,465	12,465
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.110%	2/7/13	4,850	4,850
1 Dallas TX Independent School District GO TOB
VRDO	0.100%	2/7/13	14,720	14,720
Dallas TX Waterworks & Sewer System
Revenue	5.000%	4/1/13 (Prere.)	1,100	1,108
1 Denton TX Independent School District GO TOB
VRDO	0.110%	2/7/13	7,375	7,375
1 Edinburg TX Consolidated Independent School
District COP TOB VRDO	0.100%	2/7/13	12,015	12,015
Fort Bend County TX GO	2.000%	3/1/13	1,905	1,908
1 Fort Bend Grand Parkway Toll Road Authority
Revenue TOB PUT	0.300%	8/8/13	21,205	21,205
1 Fort Bend TX Independent School District GO
TOB VRDO	0.100%	2/7/13	5,000	5,000
1 Galveston County TX GO TOB VRDO	0.110%	2/7/13	18,905	18,905

1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	0.100%	2/7/13 LOC	22,000	22,000
1 Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)TOB VRDO	0.100%	2/7/13	8,755	8,755
1 Harris County TX Flood Control District GO TOB
VRDO	0.110%	2/7/13	5,000	5,000
Harris County TX GO CP	0.190%	2/4/13	70,503	70,503
1 Harris County TX GO TOB VRDO	0.130%	2/7/13	8,070	8,070
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.100%	2/7/13 LOC	13,000	13,000
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.140%	2/7/13	18,000	18,000
1 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.100%	2/7/13	9,935	9,935
1 Harris County TX Toll Road Revenue TOB
VRDO	0.110%	2/7/13 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.100%	2/7/13	12,000	12,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.160%	6/5/13	10,000	10,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.100%	2/7/13	4,000	4,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.110%	2/7/13	6,665	6,665
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.100%	2/1/13	4,210	4,210
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.070%	2/7/13	9,565	9,565
1 Houston TX Independent School District
Revenue TOB VRDO	0.090%	2/7/13	19,610	19,610
1 Houston TX Utility System Revenue TOB VRDO	0.100%	2/7/13 LOC	15,275	15,275
1 Houston TX Utility System Revenue TOB VRDO	0.100%	2/7/13	12,240	12,240
1 Houston TX Utility System Revenue TOB VRDO	0.100%	2/7/13 LOC	13,840	13,840
1 Hutto TX Independent School District GO TOB
VRDO	0.130%	2/7/13	21,130	21,130
1 Katy TX Independent School District GO TOB
VRDO	0.110%	2/7/13	5,730	5,730
1 Keller TX Independent School District GO TOB
VRDO	0.100%	2/7/13	5,655	5,655
1 Leander TX Independent School District GO
TOB VRDO	0.100%	2/7/13	15,325	15,325
Lubbock TX GO	2.000%	2/15/13	3,170	3,172
Lubbock TX GO	2.000%	2/15/13	2,095	2,096
1 Mansfield TX Independent School District GO
TOB VRDO	0.090%	2/7/13	4,250	4,250
1 McKinney TX Independent School District GO
TOB VRDO	0.100%	2/7/13 LOC	10,170	10,170
Mesquite TX Independent School District GO
PUT	0.250%	2/26/13	22,255	22,255
1 North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project) TOB VRDO	0.100%	2/7/13	4,995	4,995

1 North East TX Independent School District GO
TOB VRDO	0.100%	2/7/13 LOC	5,000	5,000
1 North East TX Independent School District GO
TOB VRDO	0.100%	2/7/13	26,805	26,805
1 North East TX Independent School District GO
TOB VRDO	0.110%	2/7/13	3,355	3,355
1 North Texas Health Facilities Development
Corp. Hospital Revenue (United Regional
Health Care System) TOB VRDO	0.100%	2/7/13 LOC	13,135	13,135
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.100%	2/7/13	41,705	41,705
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.110%	2/7/13 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.170%	2/7/13 (13)	22,360	22,360
1 Northside TX Independent School District GO
TOB VRDO	0.100%	2/7/13	17,315	17,315
1 Northside TX Independent School District GO
TOB VRDO	0.100%	2/7/13	4,500	4,500
1 Northside TX Independent School District GO
TOB VRDO	0.110%	2/7/13	5,270	5,270
Northwest Texas Independent School District
GO VRDO	0.100%	2/7/13	8,170	8,170
1 Pearland TX GO TOB VRDO	0.100%	2/7/13 LOC	10,135	10,135
1 Pearland TX Independent School District GO
TOB VRDO	0.140%	2/7/13	9,000	9,000
1 Plano TX Independent School District GO TOB
VRDO	0.100%	2/7/13	14,055	14,055
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.100%	2/7/13	15,905	15,905
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.100%	2/7/13	14,465	14,465
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.110%	2/7/13	5,000	5,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.110%	2/7/13	4,700	4,700
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.140%	2/7/13	8,335	8,335
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.100%	2/7/13	96,400	96,400
1 San Antonio TX Independent School District
Revenue TOB VRDO	0.090%	2/7/13	11,250	11,250
1 San Antonio TX Public Facilities Corp. Lease
Revenue TOB VRDO	0.110%	2/7/13 LOC	11,635	11,635
San Antonio TX Water Revenue CP	0.160%	2/5/13	23,225	23,225
San Antonio TX Water Revenue CP	0.120%	2/6/13	30,000	30,000
San Antonio TX Water Revenue CP	0.130%	2/7/13	11,400	11,400
1 San Antonio TX Water Revenue TOB VRDO	0.100%	2/7/13 LOC	11,075	11,075
1 San Antonio TX Water Revenue TOB VRDO	0.100%	2/7/13	10,000	10,000
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project) VRDO	0.090%	2/7/13	19,000	19,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.090%	2/7/13 LOC	37,520	37,520

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	0.090%	2/7/13 LOC	17,300	17,300
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.080%	2/7/13 LOC	46,655	46,655
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.080%	2/7/13	10,295	10,295
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.080%	2/7/13	35,335	35,335
1 Tarrant TX Regional Water District Revenue
TOB VRDO	0.110%	2/7/13	15,495	15,495
Texas (Veterans Housing Assistance Program)
GO VRDO	0.090%	2/7/13	33,005	33,005
Texas A&M University System Permanent
University Fund Revenue	5.250%	7/1/13	1,200	1,225
1 Texas A&M University System Revenue
Financing System Revenue TOB VRDO	0.100%	2/7/13	4,575	4,575
1 Texas A&M University System Revenue
Financing System Revenue TOB VRDO	0.110%	2/7/13	10,960	10,960
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.150%	2/7/13	5,465	5,465
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.160%	2/7/13	3,270	3,270
Texas GO TOB VRDO	0.120%	2/1/13	8,155	8,155
1 Texas GO TOB VRDO	0.120%	2/1/13	19,900	19,900
1 Texas GO TOB VRDO	0.120%	2/1/13	9,600	9,600
1 Texas GO TOB VRDO	0.100%	2/7/13	21,560	21,560
1 Texas GO TOB VRDO	0.100%	2/7/13	9,915	9,915
1 Texas GO TOB VRDO	0.110%	2/7/13	19,650	19,650
1 Texas GO TOB VRDO	0.110%	2/7/13	5,360	5,360
1 Texas GO TOB VRDO	0.110%	2/7/13	17,370	17,370
1 Texas GO TOB VRDO	0.150%	2/7/13	17,555	17,555
1 Texas GO TOB VRDO	0.170%	2/7/13	8,750	8,750
Texas (Veterans Housing Assistance Program)
GO VRDO	0.120%	2/7/13	40,955	40,955
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.100%	2/7/13 LOC	7,105	7,105
1 Texas State University Student Loan GO TOB
VRDO	0.150%	2/7/13	20,065	20,065
Texas TRAN	2.500%	8/30/13	200,000	202,618
Texas Transportation Commission Mobility Fund
GO VRDO	0.090%	2/7/13	58,370	58,370
1 Texas Transportation Commission Revenue
TOB VRDO	0.100%	2/7/13	13,880	13,880
1 Texas Transportation Commission Revenue
TOB VRDO	0.100%	2/7/13	20,520	20,520
1 Texas Transportation Commission Revenue
TOB VRDO	0.110%	2/7/13	7,500	7,500
1 Texas University System Revenue Financing
System Revenue TOB VRDO	0.100%	2/7/13	14,350	14,350
1 Texas Water Development Board Revenue TOB
VRDO	0.140%	2/7/13	7,500	7,500
1 Travis County TX GO TOB VRDO	0.110%	2/7/13	11,050	11,050

Trinity River Authority Texas Solid Waste
Disposal Revenue VRDO	0.150%	2/7/13 LOC	3,830	3,830
1 University of Houston Texas Revenue TOB
VRDO	0.100%	2/7/13	7,600	7,600
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.100%	2/7/13	12,560	12,560
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.090%	2/7/13	29,215	29,215
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.100%	2/7/13	20,230	20,230
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.100%	2/7/13	11,815	11,815
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.170%	2/7/13	6,600	6,600
University of Texas System Revenue Financing
System Revenue VRDO	0.070%	2/7/13	7,000	7,000
				1,907,290
Utah (0.7%)
1 Riverton UT Hospital Revenue (IHC Health
Services Inc.) TOB VRDO	0.100%	2/7/13	5,500	5,500
1 Utah Board of Regents Hospital Revenue
(University of Utah) TOB VRDO	0.100%	2/7/13 LOC	7,505	7,505
Utah Board of Regents Student Loan Revenue
VRDO	0.130%	2/7/13 LOC	12,200	12,200
1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.600%	2/7/13	1,225	1,225
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.150%	2/7/13	13,985	13,985
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.120%	2/7/13 LOC	5,410	5,410
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.120%	2/7/13 LOC	4,000	4,000
1 Utah Transit Authority Sales Tax Revenue TOB
PUT	0.300%	8/7/13	28,440	28,440
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.100%	2/7/13	16,965	16,965
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.100%	2/7/13	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.140%	2/7/13	9,720	9,720
				115,640
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.090%	2/7/13 LOC	11,770	11,770
1 Vermont Housing Finance Agency Revenue
TOB VRDO	0.150%	2/7/13	1,455	1,455
				13,225
Virginia (1.8%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.100%	2/7/13 LOC	7,580	7,580
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.150%	2/7/13 LOC	14,695	14,695

Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.080%	2/7/13	42,100	42,100
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.100%	2/7/13	19,060	19,060
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.100%	2/7/13 LOC	2,200	2,200
Harrisonburg VA Industrial Development
Authority Revenue (Mennonite Retirement)
VRDO	0.100%	2/7/13 LOC	4,800	4,800
1 Newport News VA GO TOB VRDO	0.100%	2/7/13	10,700	10,700
Norfolk VA GO VRDO	0.130%	2/7/13	29,675	29,675
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.090%	2/7/13 LOC	11,900	11,900
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.080%	2/7/13 LOC	3,900	3,900
1 University of Virginia Revenue TOB VRDO	0.120%	2/1/13	2,165	2,165
1 University of Virginia Revenue TOB VRDO	0.100%	2/7/13	22,430	22,430
1 University of Virginia Revenue TOB VRDO	0.100%	2/7/13	3,300	3,300
1 University of Virginia Revenue TOB VRDO	0.100%	2/7/13	12,000	12,000
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.100%	2/7/13	12,200	12,200
Virginia Commonwealth Transportation Board
Revenue	1.000%	3/15/13	2,520	2,522
1 Virginia Commonwealth Transportation Revenue
TOB PUT	0.270%	6/13/13	8,700	8,700
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.090%	2/7/13	11,280	11,280
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.100%	2/7/13	4,030	4,030
1 Virginia GO TOB VRDO	0.110%	2/7/13	9,775	9,775
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.150%	2/7/13	6,485	6,485
1 Virginia Housing Development Authority Rental
Housing Revenue TOB VRDO	0.150%	2/7/13	13,735	13,735
1 Virginia Public Building Authority Facility
Revenue TOB VRDO	0.100%	2/7/13	13,650	13,650
Virginia Public Building Authority Facility
Revenue VRDO	0.090%	2/7/13	41,800	41,800
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.100%	2/7/13	4,490	4,490
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.100%	2/7/13	8,900	8,900
				324,072
Washington (3.2%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.100%	2/7/13	12,310	12,310
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.100%	2/7/13	60,260	60,260
King County WA GO	3.000%	6/1/13	3,750	3,784
1 King County WA GO TOB VRDO	0.110%	2/7/13	6,890	6,890

1 King County WA Sewer Revenue TOB VRDO	0.100%	2/7/13	2,100	2,100
1 King County WA Sewer Revenue TOB VRDO	0.100%	2/7/13 LOC	30,240	30,240
1 King County WA Sewer Revenue TOB VRDO	0.100%	2/7/13	6,100	6,100
1 Port of Seattle WA Revenue TOB VRDO	0.150%	2/7/13	13,620	13,620
1 Port of Seattle WA Revenue TOB VRDO	0.150%	2/7/13	7,365	7,365
1 Port of Seattle WA Revenue TOB VRDO	0.150%	2/7/13	25,830	25,830
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.100%	2/7/13	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.100%	2/7/13	11,200	11,200
1 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.100%	2/7/13	9,865	9,865
1 Seattle WA Water System Revenue TOB VRDO	0.100%	2/7/13 LOC	19,440	19,440
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.130%	2/7/13 LOC	13,100	13,100
1 University of Washington Revenue TOB PUT	0.370%	12/5/13	14,475	14,475
1 University of Washington Revenue TOB VRDO	0.100%	2/7/13 LOC	38,200	38,200
1 University of Washington Revenue TOB VRDO	0.110%	2/7/13	7,415	7,415
1 Washington GO TOB VRDO	0.120%	2/1/13	11,460	11,460
1 Washington GO TOB VRDO	0.080%	2/7/13	19,445	19,445
1 Washington GO TOB VRDO	0.090%	2/7/13	5,000	5,000
1 Washington GO TOB VRDO	0.100%	2/7/13 LOC	6,200	6,200
1 Washington GO TOB VRDO	0.100%	2/7/13 LOC	8,640	8,640
1 Washington GO TOB VRDO	0.100%	2/7/13	10,485	10,485
1 Washington GO TOB VRDO	0.100%	2/7/13	15,130	15,130
1 Washington GO TOB VRDO	0.100%	2/7/13	13,925	13,925
1 Washington GO TOB VRDO	0.110%	2/7/13 (Prere.)	6,100	6,100
1 Washington GO TOB VRDO	0.110%	2/7/13	5,100	5,100
1 Washington GO TOB VRDO	0.110%	2/7/13	2,000	2,000
1 Washington GO TOB VRDO	0.110%	2/7/13	7,995	7,995
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.110%	2/7/13	15,010	15,010
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.100%	2/7/13	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.100%	2/7/13	8,610	8,610
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.100%	2/7/13	70,100	70,100
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.100%	2/7/13	10,800	10,800
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.110%	2/7/13	9,995	9,995
Washington Housing Finance Commission Multi-
Family Housing Revenue (Canyon Lakes II
Project) VRDO	0.130%	2/7/13 LOC	5,240	5,240
Washington Housing Finance Commission Multi-
Family Housing Revenue (Deer Run West
Apartments Project) VRDO	0.120%	2/7/13 LOC	5,200	5,200
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.090%	2/7/13 LOC	4,000	4,000

Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.130%	2/7/13 LOC	11,880	11,880
Washington Housing Finance Commission
Nonprofit Revenue (Seattle Art Museum
Project) VRDO	0.100%	2/7/13 LOC	7,500	7,500
				564,299
West Virginia (0.6%)
1 West Virginia Economic Development Authority
Lease Revenue TOB VRDO	0.120%	2/1/13	8,455	8,455
West Virginia Economic Development Authority
Pollution Control Revenue (Ohio Power Co. -
Kammer Project) VRDO	0.090%	2/7/13 LOC	35,600	35,600
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.100%	2/7/13 LOC	9,500	9,500
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.100%	2/7/13 LOC	50,020	50,020
				103,575
Wisconsin (2.3%)
Milwaukee WI (Extendible) CP	0.210%	9/8/13	6,000	6,000
Milwaukee WI (Extendible) CP	0.120%	10/5/13	20,000	20,000
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.100%	2/7/13 LOC	6,010	6,010
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.110%	2/7/13	11,085	11,085
Wisconsin GO CP	0.240%	8/2/13	25,389	25,389
Wisconsin GO CP	0.260%	8/17/13	60,000	60,000
Wisconsin GO CP	0.210%	9/2/13	37,703	37,703
Wisconsin GO CP	0.210%	9/3/13	4,494	4,494
Wisconsin GO CP	0.140%	10/6/13	20,000	20,000
1 Wisconsin GO TOB PUT	0.270%	6/13/13	22,930	22,930
1 Wisconsin GO TOB VRDO	0.090%	2/7/13	23,600	23,600
1 Wisconsin GO TOB VRDO	0.100%	2/7/13	19,005	19,005
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.130%	2/7/13	750	750
1 Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)TOB VRDO	0.100%	2/7/13	10,260	10,260
Wisconsin Health & Educational Facilities
Authority Revenue (Concordia University Inc.)
VRDO	0.110%	2/7/13 LOC	3,805	3,805
Wisconsin Health & Educational Facilities
Authority Revenue (Franciscan Sisters) VRDO	0.090%	2/7/13 LOC	4,600	4,600
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.100%	2/7/13 LOC	22,000	22,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc.) VRDO	0.090%	2/7/13 LOC	15,250	15,250
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.160%	2/7/13	3,835	3,835

Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.120%	2/7/13	26,895	26,895
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.120%	2/7/13	2,500	2,500
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.130%	2/7/13	32,170	32,170
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.130%	2/7/13	14,070	14,070
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.100%	2/7/13	10,000	10,000
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.200%	2/7/13	5,220	5,220
Wisconsin Transportation Revenue	5.000%	7/1/13	6,350	6,475
				414,046
Wyoming (0.3%)
Wyoming Student Loan Corp. Student Loan
Revenue VRDO	0.100%	2/7/13 LOC	50,000	50,000
Total Tax-Exempt Municipal Bonds (Cost $16,834,296)				16,834,296
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (3.9%)
Money Market Fund (3.9%)
3 Vanguard Municipal Cash Management Fund
(Cost $677,362)	0.100%		677,361,500	677,362
Total Investments (99.3%) (Cost $17,511,658)				17,511,658
Other Assets and Liabilities-Net (0.7%)				130,973
Net Assets (100%)				17,642,631

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $6,379,005,000, representing 36.2% of net assets.
2 Adjustable-rate security.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.